UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30

Registrant is making a filing for 9 of its series:

Wells Fargo Advantage Diversified Capital Builder Fund, Wells Fargo Advantage Diversified Income Builder Fund, Wells Fargo Advantage Index Asset Allocation Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Opportunity Fund, and Wells Fargo Advantage Special Mid Cap Value Fund.

Date of reporting period: March 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Diversified Capital Builder Fund

Semi-Annual Report

March 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Diversified Capital Builder Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Statements by Fed Chair Janet Yellen suggested that an increase in the federal funds rate might come later in the year rather than sooner.

The U.S. continued to outperform other developed economies, posting 2.2% annualized gross domestic product (GDP) growth in the fourth quarter of 2014.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Diversified Capital Builder Fund for the six-month period that ended March 31, 2015. The period was marked by continued improvement in the U.S. economy and a flattening of the U.S. Treasury curve, with longer-term bond yields declining and short-term rates remaining approximately unchanged; this provided a favorable backdrop for stocks and longer-term bonds.

The Federal Reserve continued to provide liquidity to the markets.

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively near zero. Even though the FOMC ended its bond-buying program in October 2014 and guided investors to expect an interest-rate hike in 2015, the Fed remained accommodative. Statements by Fed Chair Janet Yellen suggested that an increase in the federal funds rate might come later in the year rather than sooner; this expectation pushed long-term interest rates lower even as short-term rates remained anchored near zero. As a result, the Barclays 20+ Year U.S. Treasury Index1, a proxy for longer-term Treasuries, returned 13.9% for the six-month period.

The U.S. economy continued to improve despite a challenging geopolitical situation.

Geopolitical events were major negatives throughout the reporting period. The ongoing standoff between the West (the U.S., Europe, and their allies) and Russia over Ukraine began in early 2014 and continued throughout the reporting period. As of March 2015, it seemed unlikely that the situation would result in open conflict between Russia and the West, although a civil war intermittently raged in eastern Ukraine. However, economic sanctions from the West against Russia and from Russia against the West contributed to slower growth in Europe, a key trading partner for both Russia and the U.S. In the Middle East, the advance of Islamic militants in Syria and Iraq led to airstrikes by the U.S. and its allies.

The U.S. continued to outperform other developed economies, posting 2.2% annualized gross domestic product (GDP) growth in the fourth quarter of 2014. (Estimates for first-quarter 2015 GDP growth were unavailable as of this writing.) The unemployment rate also continued its slow improvement, declining from 5.7% in October 2014 to 5.5% in March 2015. The positive economic news boosted U.S. stocks; the S&P 500 Index2, a proxy for large-cap stocks, ended the period with a 5.9% gain. Both the consumer discretionary and consumer staples sectors outperformed the broader index because investors expected that an improving economy would result in higher consumer spending. The health care sector also outperformed on increased spending as a result of the Affordable Care Act. However, the energy sector posted a loss as oil prices remained in the range of $50 per barrel, about half of their near-term highs.

[1]	The Barclays 20+ Year U.S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	3

The combination of low interest rates and an improving economy also tended to support high-yield bonds, which rose on demand from yield-seeking investors and a continued low default rate. The BofA Merrill Lynch High Yield Master II Index3 gained 1.5% for the reporting period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[3]	The BofA Merrill Lynch High Yield Master II Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index.

4	Wells Fargo Advantage Diversified Capital Builder Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Margaret Patel

Average annual total returns1 (%) as of March 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKBAX)	1-20-1998	5.59	11.25	5.55	12.02	12.59	6.18	1.21	1.20
Class B (EKBBX)*	9-11-1935	6.27	11.48	5.68	11.27	11.74	5.68	1.96	1.95
Class C (EKBCX)	1-22-1998	10.20	11.73	5.40	11.20	11.73	5.40	1.96	1.95
Administrator Class (EKBDX)	7-30-2010	–	–	–	12.30	12.86	6.36	1.05	0.95
Institutional Class (EKBYX)	1-26-1998	–	–	–	12.56	13.06	6.55	0.78	0.78
Diversified Capital Builder Blended Index[4]	–	–	–	–	9.99	13.20	8.35	–	–
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index[5]	–				1.98	8.38	7.96	–	–
Russell 1000® Index[6]	–	–	–	–	12.73	14.73	8.34	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	5

Ten largest holdings[7] (%) as of March 31, 2015
Tronox Finance LLC, 6.38%, 8-15-2020	3.51
Amphenol Corporation Class A	3.18
FEI Company	2.97
Automatic Data Processing Incorporated	2.72
Genuine Parts Company	2.67
ServiceNow Incorporated	2.57
The Home Depot Incorporated	2.53
Jarden Corporation	2.52
CVS Health Corporation	2.46
Actavis plc	2.33

Portfolio allocation[8] as of March 31, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Diversified Capital Builder Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	Source: Wells Fargo Funds Management, LLC. The Diversified Capital Builder Blended Index is composed of the following indexes: Russell 1000® Index (75%) and BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index (25%). You cannot invest directly in an index.

[5]	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. This index was previously named the BofA Merrill Lynch High Yield Master Index. You cannot invest directly in an index.

[6]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Diversified Capital Builder Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2014 to March 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2014	Ending account value 3-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,081.41	$6.23	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Class B
Actual	$1,000.00	$1,077.54	$10.10	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Class C
Actual	$1,000.00	$1,077.39	$10.10	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Administrator Class
Actual	$1,000.00	$1,082.75	$4.93	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Institutional Class
Actual	$1,000.00	$1,083.00	$4.00	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.09	$3.88	0.77%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	7

Security name	Shares	Value

Common Stocks: 82.29%

Consumer Discretionary: 13.54%

Auto Components: 2.59%
Gentex Corporation	450,000	$8,235,000
Johnson Controls Incorporated	50,000	2,522,000
Lear Corporation	50,000	5,541,000

		16,298,000

Distributors: 2.67%
Genuine Parts Company	180,000	16,774,200

Hotels, Restaurants & Leisure: 1.40%
Marriott International Incorporated Class A	110,000	8,835,200

Household Durables: 4.01%
Harman International Industries Incorporated	70,000	9,354,100
Jarden Corporation †	300,000	15,870,000

		25,224,100

Specialty Retail: 2.87%
Group 1 Automotive Incorporated	25,000	2,158,250
The Home Depot Incorporated	140,000	15,905,400

		18,063,650

Consumer Staples: 5.22%

Food & Staples Retailing: 2.46%
CVS Health Corporation	150,000	15,481,500

Food Products: 1.22%
ConAgra Foods Incorporated	210,000	7,671,300

Household Products: 0.68%
Church & Dwight Company Incorporated	50,000	4,271,000

Personal Products: 0.86%
Estee Lauder Companies Incorporated Class A	65,000	5,405,400

Energy: 3.05%

Energy Equipment & Services: 0.43%
Bristow Group Incorporated	50,000	2,722,500

Oil, Gas & Consumable Fuels: 2.62%
EOG Resources Incorporated	8,000	733,520
Kinder Morgan Incorporated	120,000	5,047,200
ONEOK Incorporated	30,000	1,447,200
Plains All American Pipeline LP	190,000	9,266,300

		16,494,220

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Shares	Value

Financials: 1.48%

Banks: 1.04%
PNC Financial Services Group Incorporated	70,000	$6,526,800

REITs: 0.44%
Boston Properties Incorporated	20,000	2,809,600

Health Care: 14.77%

Biotechnology: 1.26%
AMAG Pharmaceuticals Incorporated †	30,000	1,639,800
Amgen Incorporated	25,000	3,996,250
Celgene Corporation †	20,000	2,305,600

		7,941,650

Health Care Equipment & Supplies: 5.22%
Baxter International Incorporated	70,000	4,795,000
Becton Dickinson & Company	61,942	8,894,252
C.R. Bard Incorporated	30,000	5,020,500
Hologic Incorporated †	115,000	3,797,875
Medtronic plc	125,000	9,748,750
West Pharmaceutical Services Incorporated	10,000	602,100

		32,858,477

Health Care Providers & Services: 1.16%
DaVita HealthCare Partners Incorporated †	20,000	1,625,600
McKesson Corporation	25,000	5,655,000

		7,280,600

Life Sciences Tools & Services: 0.52%
Thermo Fisher Scientific Incorporated	15,000	2,015,100
Waters Corporation †	10,000	1,243,200

		3,258,300

Pharmaceuticals: 6.61%
AbbVie Incorporated	100,000	5,854,000
Actavis plc †	49,207	14,644,987
Eli Lilly & Company	40,000	2,906,000
Endo International plc †	15,000	1,345,500
Mylan NV †	225,000	13,353,750
Novartis AG ADR	35,000	3,451,350

		41,555,587

Industrials: 15.18%

Aerospace & Defense: 2.12%
Curtiss-Wright Corporation	45,000	3,327,300
General Dynamics Corporation	10,000	1,357,300
Honeywell International Incorporated	20,000	2,086,200
Lockheed Martin Corporation	15,000	3,044,400

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	9

Security name	Shares	Value

Aerospace & Defense (continued)
United Technologies Corporation	30,000	$3,516,000

		13,331,200

Building Products: 2.08%
Apogee Enterprises Incorporated	135,000	5,832,000
Lennox International Incorporated	65,000	7,259,850

		13,091,850

Electrical Equipment: 5.62%
AMETEK Incorporated	175,000	9,194,500
Emerson Electric Company	195,000	11,040,900
Regal-Beloit Corporation	70,000	5,594,400
Rockwell Automation Incorporated	75,000	8,699,250
Sensata Technologies Holding NV †	15,000	861,750

		35,390,800

Industrial Conglomerates: 1.37%
Roper Industries Incorporated	50,000	8,600,000

Machinery: 3.99%
Donaldson Company Incorporated	40,000	1,508,400
Flowserve Corporation	50,000	2,824,500
IDEX Corporation	110,000	8,341,300
John Bean Technologies Corporation	175,000	6,251,000
Lincoln Electric Holdings Incorporated	25,000	1,634,750
Pall Corporation	45,000	4,517,550

		25,077,500

Information Technology: 19.05%

Communications Equipment: 0.58%
Palo Alto Networks Incorporated †	25,000	3,652,000

Electronic Equipment, Instruments & Components: 6.75%
Amphenol Corporation Class A	340,000	20,036,200
Belden Incorporated	40,000	3,742,400
FEI Company	245,000	18,703,300

		42,481,900

Internet Software & Services: 1.47%
Akamai Technologies Incorporated †	130,000	9,235,850

IT Services: 3.72%
Automatic Data Processing Incorporated	200,000	17,128,000
Cognizant Technology Solutions Corporation Class A †	100,000	6,239,000

		23,367,000

Software: 5.37%
Adobe Systems Incorporated †	190,000	14,048,600
CDK Global Incorporated	66,666	3,117,302

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name			Shares	Value

Software (continued)
Mentor Graphics Corporation			20,000	$480,600
ServiceNow Incorporated †			205,000	16,149,900

				33,796,402

Technology Hardware, Storage & Peripherals: 1.16%
Seagate Technology plc			140,000	7,284,200

Materials: 3.54%

Chemicals: 3.18%
FMC Corporation			25,000	1,431,250
LyondellBasell Industries NV Class A			30,000	2,634,000
PPG Industries Incorporated			10,000	2,255,400
The Valspar Corporation			10,000	840,300
Westlake Chemical Corporation			130,000	9,352,200
Westlake Chemical Partners LP			130,000	3,486,600

				19,999,750

Containers & Packaging: 0.36%
Sealed Air Corporation			50,000	2,278,000

Utilities: 6.46%

Electric Utilities: 2.41%
American Electric Power Company Incorporated			80,000	4,500,000
Edison International			50,000	3,123,500
NextEra Energy Incoporated			35,000	3,641,750
NRG Yield Incorporated Class A			20,000	1,014,600
Pinnacle West Capital Corporation			45,000	2,868,750

				15,148,600

Gas Utilities: 0.40%
Atmos Energy Corporation			45,000	2,488,500

Multi-Utilities: 3.65%
CMS Energy Corporation			100,000	3,491,000
Dominion Resources Incorporated			45,000	3,189,150
NiSource Incorporated			85,000	3,753,600
Sempra Energy			115,000	12,537,300

				22,971,050

Total Common Stocks (Cost $427,026,043)				517,666,686

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 16.26%

Consumer Discretionary: 3.31%

Auto Components: 1.70%
Dana Holding Corporation	5.50%	12-15-2024	$500,000	515,000
Lear Corporation	5.25	1-15-2025	10,000,000	10,200,000

				10,715,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Diversified Consumer Services: 0.24%
Avis Budget Car Rental LLC / Avis Budget Finance Incorproated 144A	5.25%	3-15-2025	$1,500,000	$1,492,500

Hotels, Restaurants & Leisure: 0.32%
Speedway Motorsports Incorporated 144A	5.13	2-1-2023	2,000,000	2,030,000

Media: 0.15%
DISH DBS Corporation	5.00	3-15-2023	1,000,000	972,300

Specialty Retail: 0.90%
Group 1 Automotive Incorporated 144A	5.00	6-1-2022	2,280,000	2,285,700
Penske Auto Group Incorporated	5.75	10-1-2022	3,200,000	3,360,000

				5,645,700

Consumer Staples: 0.44%

Beverages: 0.44%
Constellation Brands Incorporated	4.75	11-15-2024	2,600,000	2,749,500

Energy: 0.95%

Energy Equipment & Services: 0.30%
Bristow Group Incorporated	6.25	10-15-2022	2,000,000	1,900,000

Oil, Gas & Consumable Fuels: 0.65%
Energy Transfer Equity LP	5.88	1-15-2024	2,000,000	2,110,000
NGL Energy Partners LP	5.13	7-15-2019	2,000,000	1,960,000

				4,070,000

Financials: 0.41%

REITs: 0.41%
Crown Castle International Corporation	4.88	4-15-2022	2,000,000	2,077,500
Iron Mountain Incorporated	5.75	8-15-2024	500,000	506,250

				2,583,750

Health Care: 1.10%

Health Care Providers & Services: 1.10%
DaVita HealthCare Partners Incorpoarted	5.13	7-15-2024	1,000,000	1,021,875
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	1,500,000	1,591,875
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	3,000,000	3,300,000
HealthSouth Corporation	5.13	3-15-2023	1,000,000	1,017,500

				6,931,250

Industrials: 1.15%

Aerospace & Defense: 0.25%
Moog Incorporated 144A	5.25	12-1-2022	1,500,000	1,545,000

Building Products: 0.20%
Dycom Investments Incorporated	7.13	1-15-2021	1,200,000	1,257,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies: 0.08%
Clean Harbors Incorporated	5.13%	6-1-2021	$500,000	$508,720

Machinery: 0.16%
Oshkosh Corporation 144A	5.38	3-1-2025	1,000,000	1,030,000

Road & Rail: 0.46%
The Hertz Corporation	6.25	10-15-2022	2,800,000	2,894,500

Information Technology: 2.26%

Communications Equipment: 1.11%
CommScope Incorporated 144A	5.50	6-15-2024	7,000,000	7,000,000

Electronic Equipment, Instruments & Components: 0.65%
Anixter International Incorporated	5.13	10-1-2021	1,000,000	1,027,500
Belden Incorporated 144A	5.25	7-15-2024	3,000,000	3,030,000

				4,057,500

IT Services: 0.34%
Neustar Incorporated «	4.50	1-15-2023	2,500,000	2,137,500

Semiconductors & Semiconductor Equipment: 0.16%
Micron Technology Incorporated 144A	5.25	8-1-2023	1,000,000	1,017,500

Materials: 5.98%

Chemicals: 5.73%
Celanese U.S. Holdings LLC	4.63	11-15-2022	1,000,000	1,007,500
Kraton Polymers LLC	6.75	3-1-2019	1,770,000	1,814,250
Olin Corporation	5.50	8-15-2022	5,000,000	5,250,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	6,835,000	5,861,013
Tronox Finance LLC «	6.38	8-15-2020	22,588,000	22,079,770

				36,012,533

Containers & Packaging: 0.25%
Sealed Air Corporation 144A	5.25	4-1-2023	500,000	521,250
Sealed Air Corporation 144A	6.50	12-1-2020	500,000	556,250
Silgan Holdings Incorporated	5.00	4-1-2020	500,000	513,750

				1,591,250

Telecommunication Services: 0.17%

Wireless Telecommunication Services: 0.17%
SBA Communications Corporation	5.63	10-1-2019	1,000,000	1,054,500

Utilities: 0.49%

Independent Power & Renewable Electricity Producers: 0.49%
NRG Energy Incorporated	6.63	3-15-2023	2,500,000	2,587,500
NRG Energy Incorporated	7.88	5-15-2021	500,000	537,500

				3,125,000

Total Corporate Bonds and Notes (Cost $102,972,729)				102,321,003

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 0.66%

Industrials: 0.33%

Electrical Equipment: 0.33%
Sensata Technologies BV 144A	4.88%	10-15-2023	$2,000,000	$2,055,000

Information Technology: 0.33%

Technology Hardware, Storage & Peripherals: 0.33%
Seagate HDD (Cayman)	4.75	6-1-2023	2,000,000	2,102,070

Total Yankee Corporate Bonds and Notes (Cost $3,956,790)				4,157,070

	Yield		Shares
Short-Term Investments: 2.09%

Investment Companies: 2.09%
Securities Lending Cash Investments, LLC (r)(l)(u)	0.15		5,312,242	5,312,242
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10		7,861,254	7,861,254

Total Short-Term Investments (Cost $13,173,496)				13,173,496

Total investments in securities (Cost $547,129,058) *	101.30%	637,318,255
Other assets and liabilities, net	(1.30)	(8,207,833)

Total net assets	100.00%	$629,110,422

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $546,650,379 and unrealized gains (losses) consists of:

Gross unrealized gains	$96,601,594
Gross unrealized losses	(5,933,718)

Net unrealized gains	$90,667,876

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Diversified Capital Builder Fund	Statement of assets and liabilities—March 31, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $5,199,725 of securities loaned), at value (cost $533,955,562)	$624,144,759
In affiliated securities, at value (cost $13,173,496)	13,173,496

Total investments, at value (cost $547,129,058)	637,318,255
Receivable for investments sold	1,714,436
Receivable for Fund shares sold	430,750
Receivable for dividends and interest	2,094,065
Receivable for securities lending income	5,273
Prepaid expenses and other assets	119,135

Total assets	641,681,914

Liabilities
Payable for investments purchased	5,159,879
Payable for Fund shares redeemed	1,269,881
Payable upon receipt of securities loaned	5,312,242
Advisory fee payable	314,227
Distribution fee payable	37,470
Administration fees payable	148,030
Accrued expenses and other liabilities	329,763

Total liabilities	12,571,492

Total net assets	$629,110,422

NET ASSETS CONSIST OF
Paid-in capital	$505,049,434
Undistributed net investment income	514,151
Accumulated net realized gains on investments	33,357,640
Net unrealized gains on investments	90,189,197

Total net assets	$629,110,422

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$452,785,216
Shares outstanding – Class A1	45,235,113
Net asset value per share – Class A	$10.01
Maximum offering price per share – Class A2	$10.62
Net assets – Class B	$4,526,799
Shares outstanding – Class B1	448,753
Net asset value per share – Class B	$10.09
Net assets – Class C	$54,434,445
Shares outstanding – Class C1	5,434,402
Net asset value per share – Class C	$10.02
Net assets – Administrator Class	$10,744,460
Shares outstanding – Administrator Class[1]	1,072,610
Net asset value per share – Administrator Class	$10.02
Net assets – Institutional Class	$106,619,502
Shares outstanding – Institutional Class[1]	10,707,708
Net asset value per share – Institutional Class	$9.96

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	15

Investment income
Dividends (net of foreign withholding taxes of $14,789)	$4,822,257
Interest	2,813,635
Securities lending income, net	50,751
Income from affiliated securities	1,993

Total investment income	7,688,636

Expenses
Advisory fee	1,807,301
Administration fees
Fund level	152,968
Class A	575,610
Class B	6,314
Class C	64,770
Administrator Class	4,915
Institutional Class	41,833
Shareholder servicing fees
Class A	553,471
Class B	6,071
Class C	62,279
Administrator Class	12,288
Distribution fees
Class B	18,212
Class C	186,838
Custody and accounting fees	21,812
Professional fees	24,228
Registration fees	38,302
Shareholder report expenses	60,278
Trustees’ fees and expenses	5,535
Other fees and expenses	11,486

Total expenses	3,654,511
Less: Fee waivers and/or expense reimbursements	(13,624)

Net expenses	3,640,887

Net investment income	4,047,749

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	40,485,041
Net change in unrealized gains (losses) on investments	2,834,839

Net realized and unrealized gains (losses) on investments	43,319,880

Net increase in net assets resulting from operations	$47,367,629

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Diversified Capital Builder Fund	Statement of changes in net assets

	Six months ended March 31, 2015 (unaudited)		Year ended September 30, 2014

Operations
Net investment income		$4,047,749		$6,831,298
Net realized gains on investments		40,485,041		96,756,071
Net change in unrealized gains (losses) on investments		2,834,839		4,940,816

Net increase in net assets resulting from operations		47,367,629		108,528,185

Distributions to shareholders from
Net investment income
Class A		(2,534,759)		(4,033,418)
Class B		(7,758)		(8,084)
Class C		(111,286)		(88,171)
Administrator Class		(71,300)		(103,627)
Institutional Class		(830,243)		(1,515,475)

Total distributions to shareholders		(3,555,346)		(5,748,775)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,087,981	10,653,218	728,328	6,498,461
Class B	8,164	79,515	9,822	87,796
Class C	826,925	8,067,566	437,137	3,902,359
Administrator Class	403,248	3,950,549	425,317	3,836,616
Institutional Class	811,030	7,868,999	1,479,563	12,740,863

		30,619,847		27,066,095

Reinvestment of distributions
Class A	245,746	2,379,225	418,375	3,783,044
Class B	674	6,695	798	7,137
Class C	10,127	99,555	8,677	78,106
Administrator Class	7,263	70,371	8,642	78,753
Institutional Class	78,702	756,203	159,610	1,422,476

		3,312,049		5,369,516

Payment for shares redeemed
Class A	(2,413,087)	(23,409,152)	(5,460,105)	(48,487,352)
Class B	(112,069)	(1,099,488)	(276,744)	(2,452,684)
Class C	(301,969)	(2,919,984)	(579,714)	(5,096,202)
Administrator Class	(347,488)	(3,375,171)	(289,957)	(2,557,101)
Institutional Class	(991,389)	(9,638,909)	(9,909,257)	(87,233,593)

		(40,442,704)		(145,826,932)

Net decrease in net assets resulting from capital share transactions		(6,510,808)		(113,391,321)

Total increase (decrease) in net assets		37,301,475		(10,611,911)

Net assets
Beginning of period		591,808,947		602,420,858

End of period		$629,110,422		$591,808,947

Undistributed net investment income		$514,151		$21,748

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Capital Builder Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended March 31, 2010[1]
CLASS A		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$9.31	$7.89	$6.93	$5.65	$6.02	$6.02	$4.18
Net investment income	0.06	0.09	0.12	0.15	0.10	0.07	0.05
Net realized and unrealized gains (losses) on investments	0.70	1.41	0.96	1.29	(0.36)	0.00 [3]	1.85

Total from investment operations	0.76	1.50	1.08	1.44	(0.26)	0.07	1.90
Distributions to shareholders from
Net investment income	(0.06)	(0.08)	(0.12)	(0.16)	(0.11)	(0.07)	(0.06)
Net asset value, end of period	$10.01	$9.31	$7.89	$6.93	$5.65	$6.02	$6.02
Total return[4]	8.14%	19.10%	15.75%	25.58%	(4.53)%	1.21%	45.51%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.21%	1.20%	1.21%	1.21%	1.17%	1.14%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.15%	1.14%
Net investment income	1.31%	1.09%	1.66%	2.40%	1.57%	2.47%	1.07%
Supplemental data
Portfolio turnover rate	42%	82%	70%	79%	56%	31%	63%
Net assets, end of period (000s omitted)	$452,785	$431,388	$399,535	$390,705	$364,533	$435,454	$467,224

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Diversified Capital Builder Fund.

[2]	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended March 31, 2010[1]
CLASS B		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$9.38	$7.95	$6.98	$5.69	$6.05	$6.05	$4.19
Net investment income	0.03 [3]	0.03 [3]	0.07 [3]	0.11 [3]	0.06 [3]	0.05 [3]	0.02 [3]
Net realized and unrealized gains (losses) on investments	0.70	1.41	0.96	1.28	(0.37)	0.00 [4]	1.86

Total from investment operations	0.73	1.44	1.03	1.39	(0.31)	0.05	1.88
Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.06)	(0.10)	(0.05)	(0.05)	(0.02)
Net asset value, end of period	$10.09	$9.38	$7.95	$6.98	$5.69	$6.05	$6.05
Total return[5]	7.75%	18.15%	14.87%	24.62%	(5.20)%	0.83%	45.17%
Ratios to average net assets (annualized)
Gross expenses	1.95%	1.96%	1.95%	1.96%	1.96%	1.92%	1.89%
Net expenses	1.95%	1.95%	1.95%	1.95%	1.95%	1.89%	1.89%
Net investment income	0.56%	0.34%	0.94%	1.65%	0.81%	1.72%	0.34%
Supplemental data
Portfolio turnover rate	42%	82%	70%	79%	56%	31%	63%
Net assets, end of period (000s omitted)	$4,527	$5,180	$6,502	$8,077	$10,360	$16,329	$17,992

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Diversified Capital Builder Fund.

[2]	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Capital Builder Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended March 31, 2010[1]
CLASS C		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$9.32	$7.90	$6.94	$5.66	$6.02	$6.03	$4.18
Net investment income	0.03	0.03	0.07	0.10	0.05	0.05	0.02
Net realized and unrealized gains (losses) on investments	0.69	1.41	0.96	1.29	(0.35)	(0.01)	1.85

Total from investment operations	0.72	1.44	1.03	1.39	(0.30)	0.04	1.87
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.07)	(0.11)	(0.06)	(0.05)	(0.02)
Net asset value, end of period	$10.02	$9.32	$7.90	$6.94	$5.66	$6.02	$6.03
Total return[3]	7.74%	18.21%	14.86%	24.63%	(5.14)%	0.67%	44.70%
Ratios to average net assets (annualized)
Gross expenses	1.95%	1.96%	1.95%	1.96%	1.96%	1.92%	1.88%
Net expenses	1.95%	1.95%	1.95%	1.95%	1.95%	1.90%	1.88%
Net investment income	0.56%	0.34%	0.91%	1.65%	0.79%	1.72%	0.32%
Supplemental data
Portfolio turnover rate	42%	82%	70%	79%	56%	31%	63%
Net assets, end of period (000s omitted)	$54,434	$45,670	$39,758	$38,279	$35,665	$40,197	$43,558

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Diversified Capital Builder Fund.

[2]	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$9.32	$7.90	$6.94	$5.66	$5.99	$5.79
Net investment income	0.08 [2]	0.12 [2]	0.14 [2]	0.17 [2]	0.13 [2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	0.69	1.41	0.96	1.28	(0.37)	0.22

Total from investment operations	0.77	1.53	1.10	1.45	(0.24)	0.24
Distributions to shareholders from
Net investment income	(0.07)	(0.11)	(0.14)	(0.17)	(0.09)	(0.04)
Net asset value, end of period	$10.02	$9.32	$7.90	$6.94	$5.66	$5.99
Total return[3]	8.28%	19.39%	16.06%	25.84%	(4.25)%	4.08%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.04%	1.04%	1.03%	1.04%	1.14%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.99%
Net investment income	1.57%	1.33%	1.84%	2.65%	1.86%	2.26%
Supplemental data
Portfolio turnover rate	42%	82%	70%	79%	56%	31%
Net assets, end of period (000s omitted)	$10,744	$9,411	$6,836	$3,015	$3,632	$10

[1]	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Capital Builder Fund	21

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended March 31, 2010[1]
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$9.27	$7.85	$6.90	$5.62	$5.99	$5.99	$4.16
Net investment income	0.08	0.13 [3]	0.15	0.18 [3]	0.14	0.08	0.06
Net realized and unrealized gains (losses) on investments	0.69	1.41	0.95	1.28	(0.37)	0.00 [4]	1.84

Total from investment operations	0.77	1.54	1.10	1.46	(0.23)	0.08	1.90
Distributions to shareholders from
Net investment income	(0.08)	(0.12)	(0.15)	(0.18)	(0.14)	(0.08)	(0.07)
Net asset value, end of period	$9.96	$9.27	$7.85	$6.90	$5.62	$5.99	$5.99
Total return[5]	8.30%	19.68%	16.17%	26.23%	(4.08)%	1.32%	45.84%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.78%	0.77%	0.78%	0.78%	0.85%	0.89%
Net expenses	0.77%	0.78%	0.77%	0.78%	0.77%	0.83%	0.89%
Net investment income	1.74%	1.52%	2.08%	2.80%	1.99%	2.81%	1.32%
Supplemental data
Portfolio turnover rate	42%	82%	70%	79%	56%	31%	63%
Net assets, end of period (000s omitted)	$106,620	$100,160	$149,790	$142,256	$71,195	$86,592	$104,142

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Diversified Capital Builder Fund.

[2]	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Diversified Capital Builder Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Diversified Capital Builder Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	23

securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $7,611,964 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

24	Wells Fargo Advantage Diversified Capital Builder Fund	Notes to financial statements (unaudited)

lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$85,195,150	$0	$0	$85,195,150
Consumer staples	32,829,200	0	0	32,829,200
Energy	19,216,720	0	0	19,216,720
Financials	9,336,400	0	0	9,336,400
Health care	92,894,614	0	0	92,894,614
Industrials	95,491,350	0	0	95,491,350
Information technology	119,817,352	0	0	119,817,352
Materials	22,277,750	0	0	22,277,750
Utilities	40,608,150	0	0	40,608,150

Corporate bonds & notes	0	102,321,003	0	102,321,003

Yankee corporate bonds & notes	0	4,157,070	0	4,157,070

Short-term investments
Investment companies	7,861,254	5,312,242	0	13,173,496
Total assets	$525,527,940	$111,790,315	$0	$637,318,255

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended March 31, 2015, the advisory fee was equivalent to an annual rate of 0.59% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	25

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares, 0.95% for Administrator Class shares, and 0.78% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2015, Funds Distributor received $20,283 from the sale of Class A shares and $39 and $588 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2015 were $259,361,833 and $257,264,688, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2015, the Fund paid $444 in commitment fees.

For the six months ended March 31, 2015, there were no borrowings by the Fund under the agreement.

26	Wells Fargo Advantage Diversified Capital Builder Fund	Notes to financial statements (unaudited)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Diversified Capital Builder Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Diversified Capital Builder Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232700 05-15 SA225/SAR225 03-15

Wells Fargo Advantage

Diversified Income Builder Fund

Semi-Annual Report

March 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Diversified Income Builder Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Statements by Fed Chair Janet Yellen suggested that an increase in the federal funds rate might come later in the year rather than sooner.

The U.S. continued to outperform other developed economies, posting 2.2% annualized gross domestic product (GDP) growth in the fourth quarter of 2014.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Diversified Income Builder Fund for the six-month period that ended March 31, 2015. The period was marked by continued improvement in the U.S. economy and a flattening of the U.S. Treasury curve, with longer-term bond yields declining and short-term rates remaining approximately unchanged; this provided a favorable backdrop for stocks and longer-term bonds.

The Federal Reserve continued to provide liquidity to the markets.

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively near zero. Even though the FOMC ended its bond-buying program in October 2014 and guided investors to expect an interest-rate hike in 2015, the Fed remained accommodative. Statements by Fed Chair Janet Yellen suggested that an increase in the federal funds rate might come later in the year rather than sooner; this expectation pushed long-term interest rates lower even as short-term rates remained anchored near zero. As a result, the Barclays 20+ Year U.S. Treasury Index1, a proxy for longer-term Treasuries, returned 13.9% for the six-month period.

The U.S. economy continued to improve despite a challenging geopolitical situation.

Geopolitical events were major negatives throughout the reporting period. The ongoing standoff between the West (the U.S., Europe, and their allies) and Russia over Ukraine began in early 2014 and continued throughout the reporting period. As of March 2015, it seemed unlikely that the situation would result in open conflict between Russia and the West, although a civil war intermittently raged in eastern Ukraine. However, economic sanctions from the West against Russia and from Russia against the West contributed to slower growth in Europe, a key trading partner for both Russia and the U.S. In the Middle East, the advance of Islamic militants in Syria and Iraq led to airstrikes by the U.S. and its allies.

The U.S. continued to outperform other developed economies, posting 2.2% annualized gross domestic product (GDP) growth in the fourth quarter of 2014. (Estimates for first-quarter 2015 GDP growth were unavailable as of this writing.) The unemployment rate also continued its slow improvement, declining from 5.7% in October 2014 to 5.5% in March 2015. The positive economic news boosted U.S. stocks; the S&P 500 Index2, a proxy for large-cap stocks, ended the period with a 5.9% gain. Both the consumer discretionary and consumer staples sectors outperformed the broader index because investors expected that an improving economy would result in higher consumer spending. The health care sector also outperformed on increased spending as a result of the Affordable Care Act. However, the energy sector posted a loss as oil prices remained in the range of $50 per barrel, about half of their near-term highs.

The combination of low interest rates and an improving economy also tended to support high-yield bonds, which rose on demand from yield-seeking investors and a continued low default rate. The BofA Merrill Lynch High Yield Master II Index3 gained 1.5% for the reporting period.

[1]	The Barclays 20+ Year U.S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[3]	The BofA Merrill Lynch High Yield Master II Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Diversified Income Builder Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Margaret Patel

Average annual total returns1 (%) as of March 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKSAX)	4-14-1987	(0.68)	7.75	4.44	5.39	9.03	5.06	1.13	1.08
Class B (EKSBX)*	2-1-1993	(0.38)	7.91	4.52	4.42	8.20	4.52	1.88	1.83
Class C (EKSCX)	2-1-1993	3.59	8.21	4.28	4.59	8.21	4.28	1.88	1.83
Administrator Class (EKSDX)	7-30-2010	–	–	–	5.60	9.23	5.16	0.97	0.90
Institutional Class (EKSYX)	1-13-1997	–	–	–	5.66	9.42	5.35	0.70	0.70
Diversified Income Builder Blended Index[4]	–	–	–	–	4.62	10.02	8.16	–	–
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index[5]	–				1.98	8.38	7.96	–	–
Russell 1000® Index[6]	–	–	–	–	12.73	14.73	8.34	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	5

Ten largest holdings[7] (%) as of March 31, 2015
Tronox Finance LLC, 6.38%, 8-15-2020	3.44
The Hertz Corporation, 6.25%, 10-15-2022	3.06
CommScope Incorporated, 5.50%, 6-15-2024	3.02
Penske Auto Group Incorporated, 5.75%, 10-1-2022	2.98
Kraton Polymers LLC, 6.75%, 3-1-2019	2.76
Rayonier Advanced Materials Products Incorporated, 5.50%, 6-1-2024	2.50
Olin Corporation, 5.50%, 8-15-2022	2.34
DISH DBS Corporation, 5.00%, 3-15-2023	2.08
Seagate HDD (Cayman), 4.75%, 6-1-2023	2.07
Endo Finance LLC / Endo Finco Incorporated, 7.00%, 12-15-2020	2.04

Portfolio allocation[8] as of March 31, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Diversified Income Builder Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.08% for Class A, 1.83% for Class B, 1.83% for Class C, 0.90% for Administrator Class, and 0.71% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	Source: Wells Fargo Funds Management, LLC. The Diversified Income Builder Blended Index is composed of the following indexes: Russell 1000® Index (25%) and BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index (75%). You cannot invest directly in an index.

[5]	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. This index was previously named the BofA Merrill Lynch High Yield Master Index. You cannot invest directly in an index.

[6]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Diversified Income Builder Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2014 to March 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2014	Ending account value 3-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,038.99	$5.49	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44	1.08%
Class B
Actual	$1,000.00	$1,033.36	$9.28	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	$9.20	1.83%
Class C
Actual	$1,000.00	$1,033.39	$9.28	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	$9.20	1.83%
Administrator Class
Actual	$1,000.00	$1,040.27	$4.58	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%
Institutional Class
Actual	$1,000.00	$1,039.73	$3.51	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48	0.69%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	7

Security name	Shares	Value

Common Stocks: 27.11%

Consumer Discretionary: 4.27%

Auto Components: 0.90%
Gentex Corporation	100,000	$1,830,000
Johnson Controls Incorporated	10,000	504,400
Lear Corporation	10,000	1,108,200

		3,442,600

Distributors: 0.86%
Genuine Parts Company	35,000	3,261,650

Hotels, Restaurants & Leisure: 0.25%
Marriott International Incorporated Class A	12,000	963,840

Household Durables: 1.36%
Harman International Industries Incorporated	15,000	2,004,450
Jarden Corporation †	60,000	3,174,000

		5,178,450

Specialty Retail: 0.90%
The Home Depot Incorporated	30,000	3,408,300

Consumer Staples: 1.25%

Food & Staples Retailing: 0.27%
CVS Health Corporation	10,000	1,032,100

Food Products: 0.53%
ConAgra Foods Incorporated	55,000	2,009,150

Household Products: 0.45%
Church & Dwight Company Incorporated	20,000	1,708,400

Energy: 1.08%

Energy Equipment & Services: 0.07%
Bristow Group Incorporated	5,000	272,250

Oil, Gas & Consumable Fuels: 1.01%
Kinder Morgan Incorporated	10,000	420,600
ONEOK Incorporated	10,000	482,400
Plains All American Pipeline LP	60,000	2,926,200

		3,829,200

Health Care: 4.37%

Biotechnology: 0.27%
AMAG Pharmaceuticals Incorporated †	10,000	546,600
Amgen Incorporated	3,000	479,550

		1,026,150

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies: 1.52%
Baxter International Incorporated	20,000	$1,370,000
Becton Dickinson & Company	2,000	287,180
C.R. Bard Incorporated	8,000	1,338,800
Hologic Incorporated †	40,000	1,321,000
Medtronic plc	15,000	1,169,850
West Pharmaceutical Services Incorporated	5,000	301,050

		5,787,880

Pharmaceuticals: 2.58%
Actavis plc †	6,473	1,926,494
Eli Lilly & Company	15,000	1,089,750
Mylan NV †	90,000	5,341,500
Novartis AG ADR	15,000	1,479,150

		9,836,894

Industrials: 4.79%

Aerospace & Defense: 0.48%
Curtiss-Wright Corporation	10,000	739,400
Honeywell International Incorporated	5,000	521,550
United Technologies Corporation	5,000	586,000

		1,846,950

Building Products: 0.50%
Apogee Enterprises Incorporated	18,000	777,600
Lennox International Incorporated	10,000	1,116,900

		1,894,500

Electrical Equipment: 2.34%
AMETEK Incorporated	20,000	1,050,800
Emerson Electric Company	75,000	4,246,500
Regal-Beloit Corporation	8,000	639,360
Rockwell Automation Incorporated	23,000	2,667,770
Sensata Technologies Holding NV †	5,000	287,250

		8,891,680

Industrial Conglomerates: 0.68%
Roper Industries Incorporated	15,000	2,580,000

Machinery: 0.79%
IDEX Corporation	10,000	758,300
John Bean Technologies Corporation	45,000	1,607,400
Lincoln Electric Holdings Incorporated	10,000	653,900

		3,019,600

Information Technology: 7.51%

Communications Equipment: 0.38%
Palo Alto Networks Incorporated †	10,000	1,460,800

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	9

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 2.28%
Amphenol Corporation Class A	65,000	$3,830,450
Belden Incorporated	15,000	1,403,400
FEI Company	45,000	3,435,300

		8,669,150

Internet Software & Services: 0.37%
Akamai Technologies Incorporated †	20,000	1,420,900

IT Services: 1.53%
Automatic Data Processing Incorporated	50,000	4,282,000
Cognizant Technology Solutions Corporation Class A †	25,000	1,559,750

		5,841,750

Software: 2.33%
Adobe Systems Incorporated †	65,000	4,806,100
CDK Global Incorporated	16,666	779,302
Mentor Graphics Corporation	5,000	120,150
ServiceNow Incorporated †	40,000	3,151,200

		8,856,752

Technology Hardware, Storage & Peripherals: 0.62%
Seagate Technology plc	45,000	2,341,350

Materials: 1.01%

Chemicals: 0.77%
Westlake Chemical Corporation	35,000	2,517,900
Westlake Chemical Partners LP	15,000	402,300

		2,920,200

Containers & Packaging: 0.24%
Sealed Air Corporation	20,000	911,200

Utilities: 2.83%

Electric Utilities: 0.56%
American Electric Power Company Incorporated	15,000	843,750
NextEra Energy Incorporated	10,000	1,040,500
NRG Yield Incorporated Class A	5,000	253,650

		2,137,900

Gas Utilities: 0.14%
Atmos Energy Corporation	10,000	553,000

Multi-Utilities: 2.13%
CMS Energy Corporation	20,000	698,200
Dominion Resources Incorporated	15,000	1,063,050
NiSource Incorporated	20,000	883,200
Sempra Energy	50,000	5,451,000

		8,095,450

Total Common Stocks (Cost $92,229,364)		103,198,046

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes: 66.17%

Consumer Discretionary: 12.22%

Auto Components: 3.46%
Dana Holding Corporation	5.50%	12-15-2024	$3,925,000	$4,042,750
Lear Corporation	4.75	1-15-2023	5,000,000	5,025,000
Lear Corporation	5.25	1-15-2025	2,000,000	2,040,000
Lear Corporation	5.38	3-15-2024	2,000,000	2,070,000

				13,177,750

Diversified Consumer Services: 0.79%
Avis Budget Car Rental LLC / Avis Budget Finance Incorporated 144A	5.25	3-15-2025	3,000,000	2,985,000

Hotels, Restaurants & Leisure: 1.25%
Speedway Motorsports Incorporated 144A	5.13	2-1-2023	4,700,000	4,770,500

Media: 2.09%
DISH DBS Corporation	5.00	3-15-2023	8,160,000	7,933,968

Specialty Retail: 4.63%
Group 1 Automotive Incorporated 144A	5.00	6-1-2022	6,250,000	6,265,625
Penske Auto Group Incorporated	5.75	10-1-2022	10,813,000	11,353,650

				17,619,275

Consumer Staples: 1.52%

Beverages: 0.91%
Constellation Brands Incorporated	4.75	11-15-2024	3,265,000	3,452,738

Food Products: 0.61%
Post Holdings Incorporated	7.38	2-15-2022	2,250,000	2,328,750

Energy: 3.86%

Energy Equipment & Services: 2.21%
Bristow Group Incorporated	6.25	10-15-2022	5,000,000	4,750,000
Dresser-Rand Group Incorporated	6.50	5-1-2021	3,485,000	3,667,963

				8,417,963

Oil, Gas & Consumable Fuels: 1.65%
Energy Transfer Equity LP	5.88	1-15-2024	2,680,000	2,827,400
NGL Energy Partners LP / NGL Energy Finance Corporation	5.13	7-15-2019	2,500,000	2,450,000
Regency Energy Partners LP	4.50	11-1-2023	1,000,000	1,005,000

				6,282,400

Financials: 2.55%

REITs: 2.55%
Crown Castle International Corporation	4.88	4-15-2022	4,000,000	4,155,000
Iron Mountain Incorporated	5.75	8-15-2024	3,927,000	3,976,088
Sabra Health Care Incorporated	5.38	6-1-2023	1,500,000	1,586,250

				9,717,338

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 7.60%

Health Care Equipment & Supplies: 2.43%
Fresenius Medical Care Holdings Incorporated 144A	5.63%	7-31-2019	$1,000,000	$1,085,500
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	5,000,000	5,500,000
Halyard Health Incorporated 144A	6.25	10-15-2022	1,000,000	1,047,500
Hologic Incorporated	6.25	8-1-2020	1,550,000	1,608,125

				9,241,125

Health Care Providers & Services: 2.87%
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	3,000,000	3,065,625
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	4,000,000	4,245,000
HCA Incorporated	5.38	2-1-2025	1,500,000	1,570,313
HealthSouth Corporation	5.13	3-15-2023	2,000,000	2,035,000

				10,915,938

Pharmaceuticals: 2.30%
Endo Finance LLC / Endo Finco Incorporated 144A	7.00	12-15-2020	7,440,000	7,756,200
Endo Finance LLC / Endo Limited / Endo Finco Incorporated 144A	6.00	2-1-2025	1,000,000	1,025,000

				8,781,200

Industrials: 9.16%

Aerospace & Defense: 1.49%
Moog Incorporated 144A	5.25	12-1-2022	5,500,000	5,665,000

Commercial Services & Supplies: 1.07%
Clean Harbors Incorporated	5.13	6-1-2021	4,000,000	4,069,760

Construction & Engineering: 1.93%
Dycom Investments Incorporated	7.13	1-15-2021	7,000,000	7,332,500

Machinery: 1.61%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,207,231
Oshkosh Corporation	5.38	3-1-2022	3,100,000	3,216,250
Oshkosh Corporation 144A	5.38	3-1-2025	1,675,000	1,725,250

				6,148,731

Road & Rail: 3.06%
The Hertz Corporation «	6.25	10-15-2022	11,256,000	11,635,890

Information Technology: 8.64%

Communications Equipment: 3.02%
CommScope Incorporated 144A	5.50	6-15-2024	11,479,000	11,479,000

Electronic Equipment, Instruments & Components: 2.42%
Anixter International Incorporated	5.13	10-1-2021	3,000,000	3,082,500
Belden Incorporated 144A	5.25	7-15-2024	2,000,000	2,020,000
Belden Incorporated 144A	5.50	9-1-2022	4,000,000	4,100,000

				9,202,500

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

IT Services: 1.68%
Neustar Incorporated «	4.50%	1-15-2023	$7,500,000	$6,412,500

Semiconductors & Semiconductor Equipment: 1.52%
Micron Technology Incorporated 144A	5.25	8-1-2023	1,000,000	1,017,500
Micron Technology Incorporated 144A	5.50	2-1-2025	4,750,000	4,785,625

				5,803,125

Materials: 16.22%

Chemicals: 8.72%
Celanese U.S. Holdings LLC	4.63	11-15-2022	3,125,000	3,148,438
Huntsman International LLC	4.88	11-15-2020	1,100,000	1,100,000
Kraton Polymers LLC	6.75	3-1-2019	10,250,000	10,506,250
Olin Corporation	5.50	8-15-2022	8,500,000	8,925,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	11,100,000	9,518,250

				33,197,938

Containers & Packaging: 3.56%
Ball Corporation	5.00	3-15-2022	1,500,000	1,567,500
Greif Incorporated	7.75	8-1-2019	1,200,000	1,351,500
Sealed Air Corporation 144A	5.25	4-1-2023	5,150,000	5,368,875
Sealed Air Corporation 144A	6.50	12-1-2020	4,500,000	5,006,250
Silgan Holdings Incorporated	5.00	4-1-2020	250,000	256,875

				13,551,000

Metals & Mining: 3.94%
Commercial Metals Company	4.88	5-15-2023	2,000,000	1,890,000
Tronox Finance LLC «	6.38	8-15-2020	13,400,000	13,098,500

				14,988,500

Telecommunication Services: 1.74%

Wireless Telecommunication Services: 1.74%
SBA Communications Corporation	5.63	10-1-2019	3,300,000	3,479,850
SBA Telecommunications Incorporated	5.75	7-15-2020	3,000,000	3,153,750

				6,633,600

Utilities: 2.66%

Independent Power & Renewable Electricity Producers: 2.66%
Calpine Corporation 144A	5.88	1-15-2024	500,000	540,250
Calpine Corporation 144A	6.00	1-15-2022	1,625,000	1,738,750
NRG Energy Incorporated	6.63	3-15-2023	1,000,000	1,035,000
NRG Energy Incorporated	7.88	5-15-2021	6,338,000	6,813,350

				10,127,350

Total Corporate Bonds and Notes (Cost $251,428,161)				251,871,339

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 4.93%

Industrials: 2.86%

Electrical Equipment: 2.86%
Sensata Technologies BV 144A	4.88%	10-15-2023	$6,700,000	$6,884,248
Sensata Technologies BV 144A	5.63	11-1-2024	3,750,000	3,993,750

				10,877,998

Information Technology: 2.07%

Technology Hardware, Storage & Peripherals: 2.07%
Seagate HDD (Cayman)	4.75	6-1-2023	7,500,000	7,882,763

Total Yankee Corporate Bonds and Notes (Cost $17,816,876)				18,760,761

	Yield		Shares
Short-Term Investments: 4.16%

Investment Companies: 4.16%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15		13,150,310	13,150,310
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10		2,671,987	2,671,987

Total Short-Term Investments (Cost $15,822,297)				15,822,297

Total investments in securities (Cost $377,296,698) *	102.37%	389,652,443
Other assets and liabilities, net	(2.37)	(9,016,964)

Total net assets	100.00%	$380,635,479

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $377,157,835 and unrealized gains (losses) consists of:

Gross unrealized gains*	$18,046,521
Gross unrealized losses	(5,551,913)

Net unrealized gains	$12,494,608

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Diversified Income Builder Fund	Statement of assets and liabilities—March 31, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $12,876,284 of securities loaned), at value (cost $361,474,401)	$373,830,146
In affiliated securities, at value (cost $15,822,297)	15,822,297

Total investments, at value (cost $377,296,698)	389,652,443
Receivable for investments sold	853,084
Receivable for Fund shares sold	887,845
Receivable for dividends and interest	4,238,336
Receivable for securities lending income	13,215
Prepaid expenses and other assets	59,372

Total assets	395,704,295

Liabilities
Dividends payable	114,318
Payable for investments purchased	369,370
Payable for Fund shares redeemed	992,326
Payable upon receipt of securities loaned	13,150,310
Advisory fee payable	150,563
Distribution fees payable	76,400
Administration fees payable	83,225
Accrued expenses and other liabilities	132,304

Total liabilities	15,068,816

Total net assets	$380,635,479

NET ASSETS CONSIST OF
Paid-in capital	$361,769,070
Overdistributed net investment income	(171,052)
Accumulated net realized gains on investments	6,681,716
Net unrealized gains on investments	12,355,745

Total net assets	$380,635,479

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$143,919,430
Shares outstanding – Class A1	23,410,848
Net asset value per share – Class A	$6.15
Maximum offering price per share – Class A2	$6.53
Net assets – Class B	$2,522,885
Shares outstanding – Class B1	408,699
Net asset value per share – Class B	$6.17
Net assets – Class C	$117,309,131
Shares outstanding – Class C1	19,041,482
Net asset value per share – Class C	$6.16
Net assets – Administrator Class	$54,219,368
Shares outstanding – Administrator Class[1]	8,995,795
Net asset value per share – Administrator Class	$6.03
Net assets – Institutional Class	$62,664,665
Shares outstanding – Institutional Class[1]	10,407,892
Net asset value per share – Institutional Class	$6.02

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	15

Investment income
Interest	$7,387,618
Dividends (net of foreign withholding taxes of $6,338)	1,040,826
Securities lending income, net	54,704
Income from affiliated securities	1,976

Total investment income	8,485,124

Expenses
Advisory fee	930,759
Administration fees
Fund level	93,076
Class A	185,834
Class B	3,837
Class C	149,035
Administrator Class	26,086
Institutional Class	23,835
Shareholder servicing fees
Class A	178,686
Class B	3,688
Class C	143,303
Administrator Class	65,216
Distribution fees
Class B	11,067
Class C	429,909
Custody and accounting fees	13,258
Professional fees	28,507
Registration fees	32,819
Shareholder report expenses	28,450
Trustees’ fees and expenses	2,156
Other fees and expenses	5,404

Total expenses	2,354,925
Less: Fee waivers and/or expense reimbursements	(66,884)

Net expenses	2,288,041

Net investment income	6,197,083

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	6,542,605
Net change in unrealized gains (losses) on investments	674,133

Net realized and unrealized gains (losses) on investments	7,216,738

Net increase in net assets resulting from operations	$13,413,821

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Diversified Income Builder Fund	Statement of changes in net assets

	Six months ended March 31, 2015 (unaudited)		Year ended September 30, 2014

Operations
Net investment income		$6,197,083		$12,903,945
Net realized gains on investments		6,542,605		20,717,391
Net change in unrealized gains (losses) on investments		674,133		2,411,963

Net increase in net assets resulting from operations		13,413,821		36,033,299

Distributions to shareholders from
Net investment income
Class A		(2,482,441)		(5,703,926)
Class B		(40,248)		(110,164)
Class C		(1,560,798)		(3,231,700)
Administrator Class		(952,433)		(1,771,560)
Institutional Class		(1,147,662)		(2,086,603)
Net realized gains
Class A		(7,807,842)		(3,535,975)
Class B		(161,998)		(92,463)
Class C		(6,201,022)		(2,482,437)
Administrator Class		(2,904,026)		(1,001,962)
Institutional Class		(3,326,577)		(1,121,083)

Total distributions to shareholders		(26,585,047)		(21,137,873)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,450,288	15,245,619	2,927,346	18,644,254
Class B	14,549	90,933	49,956	318,746
Class C	2,325,319	14,527,231	1,927,375	12,272,203
Administrator Class	2,703,860	16,528,042	4,175,618	26,041,091
Institutional Class	1,939,712	11,751,260	2,923,588	18,567,990

		58,143,085		75,844,284

Reinvestment of distributions
Class A	1,533,106	9,260,655	1,330,020	8,372,667
Class B	27,514	166,766	27,558	173,716
Class C	1,039,474	6,287,208	728,044	4,584,672
Administrator Class	509,357	3,019,185	350,052	2,165,734
Institutional Class	744,878	4,409,007	469,844	2,898,770

		23,142,821		18,195,559

Payment for shares redeemed
Class A	(3,020,090)	(18,638,832)	(7,800,503)	(49,886,728)
Class B	(142,350)	(890,873)	(309,633)	(1,964,287)
Class C	(1,713,115)	(10,622,066)	(3,531,538)	(22,472,694)
Administrator Class	(2,002,046)	(12,139,451)	(3,912,694)	(24,411,797)
Institutional Class	(2,059,667)	(12,374,100)	(1,899,453)	(11,854,456)

		(54,665,322)		(110,589,962)

Net increase (decrease) in net assets resulting from capital share transactions		26,620,584		(16,550,119)

Total increase (decrease) in net assets		13,449,358		(1,654,693)

Net assets
Beginning of period		367,186,121		368,840,814

End of period		$380,635,479		$367,186,121

Overdistributed net investment income		$(171,052)		$(184,553)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Income Builder Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended April 30, 2010[1]
CLASS A		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$6.37	$6.13	$6.00	$5.26	$5.57	$5.46	$4.58
Net investment income	0.11	0.23	0.25	0.28	0.28	0.13	0.25
Net realized and unrealized gains (losses) on investments	0.13	0.38	0.13	0.74	(0.27)	0.11	0.87

Total from investment operations	0.24	0.61	0.38	1.02	0.01	0.24	1.12
Distributions to shareholders from
Net investment income	(0.11)	(0.23)	(0.25)	(0.28)	(0.32)	(0.13)	(0.24)
Net realized gains	(0.35)	(0.14)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.46)	(0.37)	(0.25)	(0.28)	(0.32)	(0.13)	(0.24)
Net asset value, end of period	$6.15	$6.37	$6.13	$6.00	$5.26	$5.57	$5.46
Total return[3]	3.90%	10.13%	6.37%	19.86%	(0.28)%	4.42%	24.93%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.13%	1.12%	1.14%	1.13%	1.10%	1.07%
Net expenses	1.08%	1.08%	1.08%	1.08%	1.08%	1.05%	1.07%
Net investment income	3.48%	3.60%	4.03%	4.93%	4.86%	5.74%	4.96%
Supplemental data
Portfolio turnover rate	37%	52%	60%	72%	65%	21%	55%
Net assets, end of period (000s omitted)	$143,919	$143,062	$159,229	$145,156	$134,340	$154,005	$146,340

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Diversified Income Builder Fund.

[2]	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended April 30, 2010[1]
CLASS B		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$6.40	$6.15	$6.02	$5.28	$5.59	$5.48	$4.60
Net investment income	0.09 [3]	0.18 [3]	0.21 [3]	0.24 [3]	0.24 [3]	0.11 [3]	0.21 [3]
Net realized and unrealized gains (losses) on investments	0.11	0.39	0.12	0.74	(0.27)	0.11	0.87

Total from investment operations	0.20	0.57	0.33	0.98	(0.03)	0.22	1.08
Distributions to shareholders from
Net investment income	(0.08)	(0.18)	(0.20)	(0.24)	(0.28)	(0.11)	(0.20)
Net realized gains	(0.35)	(0.14)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.43)	(0.32)	(0.20)	(0.24)	(0.28)	(0.11)	(0.20)
Net asset value, end of period	$6.17	$6.40	$6.15	$6.02	$5.28	$5.59	$5.48
Total return[4]	3.34%	9.46%	5.57%	18.92%	(1.01)%	4.09%	23.65%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.88%	1.87%	1.88%	1.88%	1.85%	1.82%
Net expenses	1.83%	1.83%	1.83%	1.83%	1.83%	1.80%	1.82%
Net investment income	2.74%	2.86%	3.31%	4.21%	4.11%	5.01%	4.18%
Supplemental data
Portfolio turnover rate	37%	52%	60%	72%	65%	21%	55%
Net assets, end of period (000s omitted)	$2,523	$3,256	$4,557	$6,449	$7,971	$16,089	$17,379

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Diversified Income Builder Fund.

[2]	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Income Builder Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended April 30, 2010[1]
CLASS C		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$6.39	$6.14	$6.01	$5.27	$5.58	$5.47	$4.60
Net investment income	0.09	0.18	0.20	0.24	0.24	0.11	0.22
Net realized and unrealized gains (losses) on investments	0.11	0.39	0.13	0.74	(0.27)	0.11	0.85

Total from investment operations	0.20	0.57	0.33	0.98	(0.03)	0.22	1.07
Distributions to shareholders from
Net investment income	(0.08)	(0.18)	(0.20)	(0.24)	(0.28)	(0.11)	(0.20)
Net realized gains	(0.35)	(0.14)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.43)	(0.32)	(0.20)	(0.24)	(0.28)	(0.11)	(0.20)
Net asset value, end of period	$6.16	$6.39	$6.14	$6.01	$5.27	$5.58	$5.47
Total return[3]	3.34%	9.47%	5.58%	18.94%	(1.02)%	4.09%	23.69%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.88%	1.87%	1.89%	1.88%	1.85%	1.82%
Net expenses	1.83%	1.83%	1.83%	1.83%	1.83%	1.80%	1.82%
Net investment income	2.73%	2.85%	3.29%	4.18%	4.12%	5.01%	4.22%
Supplemental data
Portfolio turnover rate	37%	52%	60%	72%	65%	21%	55%
Net assets, end of period (000s omitted)	$117,309	$111,045	$112,113	$114,896	$101,140	$93,159	$93,423

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Diversified Income Builder Fund.

[2]	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$6.25	$6.01	$5.89	$5.16	$5.46	$5.33
Net investment income	0.11 [2]	0.24	0.26	0.28	0.29 [2]	0.06 [2]
Net realized and unrealized gains (losses) on investments	0.13	0.38	0.12	0.74	(0.26)	0.12

Total from investment operations	0.24	0.62	0.38	1.02	0.03	0.18
Distributions to shareholders from
Net investment income	(0.11)	(0.24)	(0.26)	(0.29)	(0.33)	(0.05)
Net realized gains	(0.35)	(0.14)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.46)	(0.38)	(0.26)	(0.29)	(0.33)	(0.05)
Net asset value, end of period	$6.03	$6.25	$6.01	$5.89	$5.16	$5.46
Total return[3]	4.03%	10.46%	6.43%	20.15%	0.00%	3.42%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.96%	0.96%	0.97%	0.89%	1.02%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.87%	0.90%
Net investment income	3.66%	3.77%	4.21%	5.10%	5.09%	5.80%
Supplemental data
Portfolio turnover rate	37%	52%	60%	72%	65%	21%
Net assets, end of period (000s omitted)	$54,219	$48,690	$43,135	$35,727	$35,157	$10

[1]	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Income Builder Fund	21

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended April 30, 2010[1]
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$6.25	$6.01	$5.88	$5.16	$5.46	$5.36	$4.48
Net investment income	0.12	0.25 [3]	0.27 [3]	0.30 [3]	0.30	0.14	0.27
Net realized and unrealized gains (losses) on investments	0.12	0.38	0.13	0.72	(0.26)	0.09	0.86

Total from investment operations	0.24	0.63	0.40	1.02	0.04	0.23	1.13
Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.27)	(0.30)	(0.34)	(0.13)	(0.25)
Net realized gains	(0.35)	(0.14)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.47)	(0.39)	(0.27)	(0.30)	(0.34)	(0.13)	(0.25)
Net asset value, end of period	$6.02	$6.25	$6.01	$5.88	$5.16	$5.46	$5.36
Total return[4]	3.97%	10.68%	6.83%	20.18%	0.18%	4.41%	25.68%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.70%	0.69%	0.71%	0.70%	0.76%	0.82%
Net expenses	0.69%	0.70%	0.69%	0.71%	0.69%	0.74%	0.82%
Net investment income	3.87%	3.98%	4.43%	5.32%	5.27%	6.10%	5.31%
Supplemental data
Portfolio turnover rate	37%	52%	60%	72%	65%	21%	55%
Net assets, end of period (000s omitted)	$62,665	$61,133	$49,807	$59,031	$61,029	$84,780	$195,418

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Diversified Income Builder Fund.

[2]	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Diversified Income Builder Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	23

securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified

24	Wells Fargo Advantage Diversified Income Builder Fund	Notes to financial statements (unaudited)

within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$16,254,840	$0	$0	$16,254,840
Consumer staples	4,749,650	0	0	4,749,650
Energy	4,101,450	0	0	4,101,450
Health care	16,650,924	0	0	16,650,924
Industrials	18,232,730	0	0	18,232,730
Information technology	28,590,702	0	0	28,590,702
Materials	3,831,400	0	0	3,831,400
Utilities	10,786,350	0	0	10,786,350

Corporate bonds and notes	0	251,871,339	0	251,871,339

Yankee corporate bonds and notes	0	18,760,761	0	18,760,761

Short-term investments
Investment companies	2,671,987	13,150,310	0	15,822,297
Total assets	$105,870,033	$283,782,410	$0	$389,652,443

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.50% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended March 31, 2015, the advisory fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	25

agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.08% for Class A shares, 1.83% for Class B shares, 1.83% for Class C shares, 0.90% for Administrator Class shares, and 0.71% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2015, Funds Distributor received $22,294 from the sale of Class A shares and $423 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2015 were $144,314,209 and $135,022,616, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2015, the Fund paid $345 in commitment fees.

For the six months ended March 31, 2015, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Diversified Income Builder Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Diversified Income Builder Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Diversified Income Builder Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232701 05-15 SA226/SAR226 03-15

Wells Fargo Advantage

Index Asset Allocation Fund

Semi-Annual Report

March 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Index Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Statements by Fed Chair Janet Yellen suggested that an increase in the federal funds rate might come later in the year rather than sooner.

The U.S. continued to outperform other developed economies, posting 2.2% annualized gross domestic product (GDP) growth in the fourth quarter of 2014.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Index Asset Allocation Fund for the six-month period that ended March 31, 2015. The period was marked by continued improvement in the U.S. economy and a flattening of the U.S. Treasury curve, with longer-term bond yields declining and short-term rates remaining approximately unchanged; the provided a favorable backdrop for stocks and longer-term bonds.

The Federal Reserve continued to provide liquidity to the markets.

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively near zero. Even though the FOMC ended its bond-buying program in October 2014 and guided investors to expect an interest-rate hike in 2015, the Fed remained accommodative. Statements by Fed Chair Janet Yellen suggested that an increase in the federal funds rate might come later in the year rather than sooner; this expectation pushed long-term interest rates lower even as short-term rates remained anchored near zero. As a result, the Barclays 20+ Year U.S. Treasury Index1, a proxy for longer-term Treasuries, returned 13.9% for the six-month period.

The U.S. economy continued to improve despite a challenging geopolitical situation.

Geopolitical events were major negatives throughout the reporting period. The ongoing standoff between the West (the U.S., Europe, and their allies) and Russia over Ukraine began in early 2014 and continued throughout the reporting period. As of March 2015, it seemed unlikely that the situation would result in open conflict between Russia and the West, although a civil war intermittently raged in eastern Ukraine. However, economic sanctions from the West against Russia and from Russia against the West contributed to slower growth in Europe, a key trading partner for both Russia and the U.S. In the Middle East, the advance of Islamic militants in Syria and Iraq led to airstrikes by the U.S. and its allies.

The U.S. continued to outperform other developed economies, posting 2.2% annualized gross domestic product (GDP) growth in the fourth quarter of 2014. (Estimates for first-quarter 2015 GDP growth were unavailable as of this writing.) The unemployment rate also continued its slow improvement, declining from 5.7% in October 2014 to 5.5% in March 2015. The positive economic news boosted U.S. stocks; the S&P 500 Index2, a proxy for large-cap stocks, ended the period with a 5.9% gain. Both the consumer discretionary and consumer staples sectors outperformed the broader index because investors expected that an improving economy would result in higher consumer spending. The health care sector also outperformed on increased spending as a result of the Affordable Care Act. However, the energy sector posted a loss as oil prices remained in the range of $50 per barrel, about half of their near-term highs.

The combination of low interest rates and an improving economy also tended to support high-yield bonds, which rose on demand from yield-seeking investors and a continued low default rate. The BofA Merrill Lynch High Yield Master II Index3 gained 1.5% for the reporting period.

[1]	The Barclays 20+ Year U.S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[3]	The BofA Merrill Lynch High Yield Master II Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Index Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA, FRM

Christian Chan, CFA

Average annual total returns (%) as of March 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SFAAX)	11-13-1986	7.98	11.92	6.68	14.58	13.25	7.32	1.20	1.15
Class B (SASBX)*	1-1-1995	8.69	12.16	6.76	13.69	12.41	6.76	1.95	1.90
Class C (WFALX)	4-1-1998	12.75	12.41	6.52	13.75	12.41	6.52	1.95	1.90
Administrator Class (WFAIX)	11-8-1999	–	–	–	14.83	13.53	7.59	1.04	0.90
Index Asset Allocation Composite Index[3]	–	–	–	–	17.28	14.09	8.71	–	–
Barclays U.S. Treasury Index[4]	–	–	–	–	5.36	4.02	4.59	–	–
Barclays U.S. Treasury 20+ Year Index[5]	–	–	–	–	23.30	11.56	8.03	–	–
S&P 500 Index[6]	–	–	–	–	12.73	14.47	8.01	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	5

Ten largest holdings[7] (%) as of March 31, 2015
Apple Incorporated	2.29
U.S. Treasury Bond, 4.38%, 5-15-2040	2.11
U.S. Treasury Bond, 3.75%, 8-15-2041	2.10
U.S. Treasury Bond, 4.25%, 11-15-2040	2.05
U.S. Treasury Bond, 4.63%, 2-15-2040	1.99
U.S. Treasury Bond, 4.38%, 5-15-2041	1.90
U.S. Treasury Bond, 4.38%, 11-15-2039	1.81
U.S. Treasury Bond, 4.75%, 2-15-2041	1.75
U.S. Treasury Bond, 3.88%, 8-15-2040	1.71
U.S. Treasury Bond, 4.25%, 5-15-2039	1.47

Neutral target allocation[9] as of March 31, 2015
Bonds	40%
Stocks	60%

Current target allocation[9] as of March 31, 2015
Bonds	36%
Stocks	64%

Equity sector distribution[8] as of March 31, 2015

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The Adviser has committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. Effective April 1, 2015, the Index Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Barclays U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Composite Index was weighted 60% in the S&P 500 Index and 40% in the Barclays U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

[4]	Effective April 1, 2015, the Fund changed its benchmark from the Barclays U.S. Treasury 20+ Year Index to the Barclays U.S. Treasury Index to better align with its duration range. The Barclays U.S. Treasury Index is an unmanaged index composed of public obligations of the U.S. Treasury with remaining maturity of one year or more. You cannot invest directly in an index.

[5]	The Barclays U.S. Treasury 20+ Year Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

[6]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[7]	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Target allocations are subject to change and may have changed since the date specified. Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified.

6	Wells Fargo Advantage Index Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2014 to March 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2014	Ending account value 3-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,077.61	$5.96	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Class B
Actual	$1,000.00	$1,073.99	$9.82	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Class C
Actual	$1,000.00	$1,073.90	$9.82	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Administrator Class
Actual	$1,000.00	$1,079.02	$4.66	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 0.01%
FHLMC	10.50%	1-1-2016	$59	$60
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	83,578	102,473

Total Agency Securities (Cost $87,627)				102,533

			Shares
Common Stocks: 57.89%

Consumer Discretionary: 7.29%

Auto Components: 0.24%
BorgWarner Incorporated			6,774	409,692
Delphi Automotive plc			8,679	692,063
Johnson Controls Incorporated			19,659	991,600
The Goodyear Tire & Rubber Company			8,061	218,292

				2,311,647

Automobiles: 0.40%
Ford Motor Company			118,316	1,909,620
General Motors Company			40,456	1,517,100
Harley-Davidson Incorporated			6,328	384,363

				3,811,083

Distributors: 0.04%
Genuine Parts Company			4,568	425,692

Diversified Consumer Services: 0.03%
H&R Block Incorporated			8,233	264,032

Hotels, Restaurants & Leisure: 1.00%
Carnival Corporation			13,470	644,405
Chipotle Mexican Grill Incorporated †			930	605,002
Darden Restaurants Incorporated			3,710	257,251
Marriott International Incorporated Class A			6,200	497,984
McDonald’s Corporation			28,746	2,801,010
Royal Caribbean Cruises Limited			4,924	403,029
Starbucks Corporation			22,423	2,123,458
Starwood Hotels & Resorts Worldwide Incorporated			5,136	428,856
Wyndham Worldwide Corporation			3,604	326,054
Wynn Resorts Limited			2,423	305,007
Yum! Brands Incorporated			12,951	1,019,503

				9,411,559

Household Durables: 0.27%
D.R. Horton Incorporated			9,944	283,205
Garmin Limited			3,615	171,785
Harman International Industries Incorporated			2,050	273,942
Leggett & Platt Incorporated			4,138	190,720
Lennar Corporation			5,336	276,458
Mohawk Industries Incorporated †			1,855	344,566

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Shares	Value

Household Durables (continued)
Newell Rubbermaid Incorporated	8,105	$316,662
Pulte Homes Incorporated	9,910	220,299
Whirlpool Corporation	2,334	471,608

		2,549,245

Internet & Catalog Retail: 0.78%
Amazon.com Incorporated †	11,387	4,237,103
Expedia Incorporated	2,958	278,437
Netflix Incorporated †	1,811	754,626
The Priceline Group Incorporated †	1,554	1,809,089
TripAdvisor Incorporated †	3,336	277,455

		7,356,710

Leisure Products: 0.05%
Hasbro Incorporated «	3,347	211,664
Mattel Incorporated	10,116	231,151

		442,815

Media: 2.04%
Cablevision Systems Corporation New York Group Class A «	6,562	120,085
CBS Corporation Class B	13,682	829,540
Comcast Corporation Class A	75,999	4,291,664
DIRECTV Group Incorporated †	15,035	1,279,479
Discovery Communications Incorporated Class A	4,445	136,728
Discovery Communications Incorporated Class C †	8,082	238,217
Gannett Company Incorporated	6,785	251,588
Interpublic Group of Companies Incorporated	12,334	272,828
News Corporation Class A †	14,936	239,125
Omnicom Group Incorporated	7,381	575,570
Scripps Networks Interactive Incorporated	2,913	199,715
The Walt Disney Company	46,762	4,904,866
Time Warner Cable Incorporated	8,401	1,259,142
Time Warner Incorporated	24,840	2,097,490
Twenty-First Century Fox Incorporated Class A	54,685	1,850,540
Viacom Incorporated Class B	10,924	746,109

		19,292,686

Multiline Retail: 0.47%
Dollar General Corporation †	9,075	684,074
Dollar Tree Incorporated †	6,149	498,961
Family Dollar Stores Incorporated	2,874	227,736
Kohl’s Corporation	6,044	472,943
Macy’s Incorporated	10,189	661,368
Nordstrom Incorporated	4,206	337,826
Target Corporation	19,053	1,563,680

		4,446,588

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	9

Security name	Shares	Value

Specialty Retail: 1.44%
AutoNation Incorporated †	2,239	$144,035
AutoZone Incorporated †	953	650,098
Bed Bath & Beyond Incorporated †	5,548	425,948
Best Buy Company Incorporated	8,706	329,000
CarMax Incorporated †	6,278	433,245
GameStop Corporation Class A «	3,247	123,256
Gap Incorporated	7,932	343,694
L Brands Incorporated	7,353	693,314
Lowe’s Companies Incorporated	29,097	2,164,526
O’Reilly Automotive Incorporated †	3,042	657,802
Ross Stores Incorporated	6,189	652,073
Staples Incorporated	19,158	311,988
The Home Depot Incorporated	39,414	4,477,825
Tiffany & Company	3,364	296,066
TJX Companies Incorporated	20,416	1,430,141
Tractor Supply Company	4,072	346,364
Urban Outfitters Incorporated †	2,991	136,539

		13,615,914

Textiles, Apparel & Luxury Goods: 0.53%
Coach Incorporated	8,250	341,798
Fossil Group Incorporated †	1,325	109,246
Hanesbrands Incorporated	11,988	401,718
Michael Kors Holdings Limited †	6,005	394,829
Nike Incorporated Class B	20,930	2,099,907
PVH Corporation	2,467	262,884
Ralph Lauren Corporation	1,800	236,700
Under Armour Incorporated Class A †	4,991	403,023
VF Corporation	10,239	771,099

		5,021,204

Consumer Staples: 5.61%

Beverages: 1.24%
Brown-Forman Corporation Class B	4,662	421,212
Coca-Cola Enterprises Incorporated	6,489	286,814
Constellation Brands Incorporated Class A †	5,035	585,117
Dr Pepper Snapple Group Incorporated	5,771	452,908
Molson Coors Brewing Company	4,779	355,797
Monster Beverage Corporation †	4,372	605,063
PepsiCo Incorporated	44,333	4,239,121
The Coca-Cola Company	117,530	4,765,842

		11,711,874

Food & Staples Retailing: 1.47%
Costco Wholesale Corporation	13,159	1,993,523
CVS Health Corporation	33,654	3,473,429
Safeway Casa Ley Contingent Value Rights (a)	6,765	0
Safeway PDC Contingent Value Rights (a)	6,765	0
Sysco Corporation	17,716	668,425
The Kroger Company	14,695	1,126,519

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Shares	Value

Food & Staples Retailing (continued)
Wal-Mart Stores Incorporated	47,236	$3,885,161
Walgreens Boots Alliance Incorporated	26,077	2,208,200
Whole Foods Market Incorporated	10,790	561,943

		13,917,200

Food Products: 0.96%
Archer Daniels Midland Company	18,969	899,131
Campbell Soup Company	5,314	247,367
ConAgra Foods Incorporated	12,741	465,429
General Mills Incorporated	18,055	1,021,913
Hormel Foods Corporation	4,027	228,935
Kellogg Company	7,570	499,242
Keurig Green Mountain Incorporated	3,627	405,245
Kraft Foods Group Incorporated	17,587	1,532,092
McCormick & Company Incorporated	3,838	295,948
Mead Johnson Nutrition Company	6,050	608,207
Mondelez International Incorporated Class A	49,330	1,780,320
The Hershey Company	4,423	446,325
The JM Smucker Company	3,042	352,051
Tyson Foods Incorporated Class A	8,741	334,780

		9,116,985

Household Products: 1.06%
Clorox Company	3,921	432,839
Colgate-Palmolive Company	25,503	1,768,378
Kimberly-Clark Corporation	10,929	1,170,605
The Procter & Gamble Company	80,768	6,618,130

		9,989,952

Personal Products: 0.06%
Estee Lauder Companies Incorporated Class A	6,673	554,927

Tobacco: 0.82%
Altria Group Incorporated	58,902	2,946,278
Lorillard Incorporated	10,768	703,689
Philip Morris International	46,266	3,485,218
Reynolds American Incorporated	9,214	634,937

		7,770,122

Energy: 4.66%

Energy Equipment & Services: 0.73%
Baker Hughes Incorporated	12,996	826,286
Cameron International Corporation †	5,793	261,380
Diamond Offshore Drilling Incorporated «	2,011	53,875
Ensco plc Class A	7,008	147,659
FMC Technologies Incorporated †	6,924	256,257
Halliburton Company	25,414	1,115,166
Helmerich & Payne Incorporated «	3,220	219,185

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	11

Security name	Shares	Value

Energy Equipment & Services (continued)
National Oilwell Varco Incorporated	12,261	$612,927
Noble Corporation plc «	7,236	103,330
Schlumberger Limited	38,143	3,182,652
Transocean Limited «	10,183	149,385

		6,928,102

Oil, Gas & Consumable Fuels: 3.93%
Anadarko Petroleum Corporation	15,153	1,254,820
Apache Corporation	11,270	679,919
Cabot Oil & Gas Corporation	12,356	364,873
Chesapeake Energy Corporation «	15,475	219,126
Chevron Corporation	56,232	5,903,235
Cimarex Energy Company	2,618	301,306
ConocoPhillips Company	36,829	2,292,974
CONSOL Energy Incorporated	6,885	192,023
Devon Energy Corporation	11,559	697,123
EOG Resources Incorporated	16,401	1,503,808
EQT Corporation	4,540	376,230
Exxon Mobil Corporation	125,458	10,663,930
Hess Corporation	7,264	493,008
Kinder Morgan Incorporated	50,963	2,143,504
Marathon Oil Corporation	20,189	527,135
Marathon Petroleum Corporation	8,167	836,219
Murphy Oil Corporation	4,991	232,581
Newfield Exploration Company †	4,807	168,678
Noble Energy Incorporated	11,565	565,529
Occidental Petroleum Corporation	23,046	1,682,358
ONEOK Incorporated	6,233	300,680
Phillips 66	16,255	1,277,643
Pioneer Natural Resources Company	4,456	728,601
QEP Resources Incorporated	4,830	100,706
Range Resources Corporation	4,958	258,014
Southwestern Energy Company †	11,498	266,639
Spectra Energy Corporation	20,072	726,004
Tesoro Corporation	3,738	341,242
The Williams Companies Incorporated	20,133	1,018,528
Valero Energy Corporation	15,397	979,557

		37,095,993

Financials: 9.38%

Banks: 3.34%
Bank of America Corporation	314,626	4,842,094
BB&T Corporation	21,559	840,585
Citigroup Incorporated	90,740	4,674,925
Comerica Incorporated	5,336	240,814
Fifth Third Bancorp	24,366	459,299
Huntington Bancshares Incorporated	24,227	267,708
JPMorgan Chase & Company	111,508	6,755,155
KeyCorp	25,581	362,227

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Shares	Value

Banks (continued)
M&T Bank Corporation	3,977	$505,079
PNC Financial Services Group Incorporated	15,570	1,451,747
Regions Financial Corporation	40,166	379,569
SunTrust Banks Incorporated	15,687	644,579
US Bancorp	53,275	2,326,519
Wells Fargo & Company (l)	140,226	7,628,294
Zions Bancorporation	6,067	163,809

		31,542,403

Capital Markets: 1.30%
Affiliated Managers Group Incorporated †	1,632	350,521
Ameriprise Financial Incorporated	5,459	714,256
Bank of New York Mellon Corporation	33,314	1,340,555
BlackRock Incorporated	3,793	1,387,631
Charles Schwab Corporation	34,506	1,050,363
E*TRADE Financial Corporation †	8,640	246,715
Franklin Resources Incorporated	11,716	601,265
Goldman Sachs Group Incorporated	12,116	2,277,445
Invesco Limited	12,834	509,381
Legg Mason Incorporated	2,964	163,613
Morgan Stanley	46,110	1,645,666
Northern Trust Corporation	6,562	457,043
State Street Corporation	12,328	906,478
T. Rowe Price Group Incorporated	7,799	631,563

		12,282,495

Consumer Finance: 0.46%
American Express Company	26,216	2,047,994
Capital One Financial Corporation	16,495	1,300,136
Discover Financial Services	13,376	753,738
Navient Corporation	12,005	244,062

		4,345,930

Diversified Financial Services: 1.20%
Berkshire Hathaway Incorporated Class B †	54,544	7,871,790
CME Group Incorporated	9,481	897,946
IntercontinentalExchange Group Incorporated	3,347	780,755
Leucadia National Corporation	9,431	210,217
McGraw Hill Financial Incorporated	8,178	845,605
Moody’s Corporation	5,320	552,216
The NASDAQ OMX Group Incorporated	3,532	179,920

		11,338,449

Insurance: 1.55%
ACE Limited	9,788	1,091,264
AFLAC Incorporated	13,124	840,067
Allstate Corporation	12,456	886,494
American International Group Incorporated	41,047	2,248,965
Aon plc	8,384	805,870

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	13

Security name	Shares	Value

Insurance (continued)
Assurant Incorporated	2,061	$126,566
Chubb Corporation	6,902	697,792
Cincinnati Financial Corporation	4,417	235,338
Genworth Financial Incorporated Class A †	14,857	108,605
Lincoln National Corporation	7,665	440,431
Loews Corporation	8,929	364,571
Marsh & McLennan Companies Incorporated	16,116	903,946
MetLife Incorporated	33,420	1,689,381
Principal Financial Group Incorporated	8,178	420,104
Prudential Financial Incorporated	13,576	1,090,289
The Hartford Financial Services Group Incorporated	12,589	526,472
The Progressive Corporation	16,027	435,934
The Travelers Companies Incorporated	9,610	1,039,129
Torchmark Corporation	3,799	208,641
Unum Group	7,521	253,683
XL Group plc	7,631	280,821

		14,694,363

Real Estate Management & Development: 0.03%
CBRE Group Incorporated †	8,367	323,887

REITs: 1.47%
American Tower Corporation	12,640	1,190,056
Apartment Investment & Management Company Class A	4,673	183,929
AvalonBay Communities Incorporated	3,950	688,288
Boston Properties Incorporated	4,579	643,258
Crown Castle International Corporation	9,983	823,997
Equity Residential	10,880	847,117
Essex Property Trust Incorporated	1,950	448,305
General Growth Properties Incorporated	18,790	555,245
HCP Incorporated	13,782	595,520
Health Care REIT Incorporated	10,450	808,412
Host Hotels & Resorts Incorporated	22,657	457,218
Iron Mountain Incorporated	5,592	203,996
Kimco Realty Corporation	12,339	331,302
Plum Creek Timber Company	5,264	228,721
Prologis Incorporated	15,314	667,078
Public Storage Incorporated	4,339	855,390
Simon Property Group Incorporated	9,298	1,819,061
SL Green Realty Corporation	2,947	378,336
The Macerich Company	4,211	355,114
Ventas Incorporated	9,893	722,387
Vornado Realty Trust	5,225	585,200
Weyerhaeuser Company	15,705	520,621

		13,908,551

Thrifts & Mortgage Finance: 0.03%
Hudson City Bancorp Incorporated	14,395	150,860
People’s United Financial Incorporated	9,219	140,129

		290,989

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Shares	Value

Health Care: 8.64%

Biotechnology: 1.76%
Alexion Pharmaceuticals Incorporated †	6,044	$1,047,425
Amgen Incorporated	22,695	3,627,796
Biogen Idec Incorporated †	7,019	2,963,703
Celgene Corporation †	23,944	2,760,264
Gilead Sciences Incorporated †	44,545	4,371,201
Regeneron Pharmaceuticals Incorporated †	2,206	995,965
Vertex Pharmaceuticals Incorporated †	7,242	854,339

		16,620,693

Health Care Equipment & Supplies: 1.27%
Abbott Laboratories	45,130	2,090,873
Baxter International Incorporated	16,228	1,111,618
Becton Dickinson & Company	6,244	896,576
Boston Scientific Corporation †	39,793	706,326
C.R. Bard Incorporated	2,222	371,852
DENTSPLY International Incorporated	4,195	213,484
Edwards Lifesciences Corporation †	3,225	459,434
Intuitive Surgical Incorporated †	1,092	551,493
Medtronic plc	42,622	3,324,090
St. Jude Medical Incorporated	8,412	550,145
Stryker Corporation	8,947	825,361
Varian Medical Systems Incorporated †	2,991	281,423
Zimmer Holdings Incorporated	5,080	597,002

		11,979,677

Health Care Providers & Services: 1.62%
Aetna Incorporated	10,518	1,120,483
AmerisourceBergen Corporation	6,239	709,187
Anthem Incorporated	7,977	1,231,729
Cardinal Health Incorporated	9,871	891,055
Cigna Corporation	7,727	1,000,183
DaVita HealthCare Partners Incorporated †	5,164	419,730
Express Scripts Holding Company †	21,737	1,886,119
HCA Holdings Incorporated †	8,807	662,551
Henry Schein Incorporated †	2,507	350,027
Humana Incorporated	4,473	796,283
Laboratory Corporation of America Holdings †	2,997	377,892
McKesson Corporation	6,963	1,575,031
Patterson Companies Incorporated	2,562	125,000
Quest Diagnostics Incorporated	4,317	331,761
Tenet Healthcare Corporation †	2,947	145,906
UnitedHealth Group Incorporated	28,523	3,373,986
Universal Health Services Incorporated Class B	2,724	320,642

		15,317,565

Health Care Technology: 0.07%
Cerner Corporation †	9,119	668,058

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	15

Security name	Shares	Value

Life Sciences Tools & Services: 0.26%
Agilent Technologies Incorporated	10,043	$417,287
PerkinElmer Incorporated	3,382	172,955
Thermo Fisher Scientific Incorporated	11,865	1,593,944
Waters Corporation †	2,485	308,935

		2,493,121

Pharmaceuticals: 3.66%
AbbVie Incorporated	47,671	2,790,660
Actavis plc †	11,676	3,475,011
Bristol-Myers Squibb Company	49,709	3,206,231
Eli Lilly & Company	29,241	2,124,359
Endo International plc †	5,309	476,217
Hospira Incorporated †	5,125	450,180
Johnson & Johnson	83,157	8,365,594
Mallinckrodt plc †	3,481	440,869
Merck & Company Incorporated	84,884	4,879,132
Mylan NV †	11,152	661,871
Perrigo Company plc	4,211	697,131
Pfizer Incorporated	183,307	6,377,251
Zoetis Incorporated	14,980	693,424

		34,637,930

Industrials: 6.01%

Aerospace & Defense: 1.60%
General Dynamics Corporation	9,426	1,279,391
Honeywell International Incorporated	23,409	2,441,793
L-3 Communications Holdings Incorporated	2,467	310,324
Lockheed Martin Corporation	8,021	1,627,942
Northrop Grumman Corporation	5,932	954,815
Precision Castparts Corporation	4,239	890,190
Raytheon Company	9,192	1,004,226
Rockwell Collins Incorporated	3,977	383,979
Textron Incorporated	8,278	366,964
The Boeing Company	19,592	2,940,367
United Technologies Corporation	24,713	2,896,364

		15,096,355

Air Freight & Logistics: 0.41%
C.H. Robinson Worldwide Incorporated	4,379	320,630
Expeditors International of Washington Incorporated	5,732	276,168
FedEx Corporation	7,882	1,304,077
United Parcel Service Incorporated Class B	20,785	2,014,898

		3,915,773

Airlines: 0.33%
American Airlines Group Incorporated	21,453	1,132,289
Delta Air Lines Incorporated	24,651	1,108,309
Southwest Airlines Company	20,216	895,569

		3,136,167

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Shares	Value

Building Products: 0.05%
Allegion plc	2,869	$175,497
Masco Corporation	10,456	279,175

		454,672

Commercial Services & Supplies: 0.26%
Cintas Corporation	2,913	237,788
Pitney Bowes Incorporated	6,027	140,550
Republic Services Incorporated	7,497	304,078
Stericycle Incorporated †	2,540	356,692
The ADT Corporation	5,119	212,541
Tyco International plc	12,562	540,920
Waste Management Incorporated	12,768	692,409

		2,484,978

Construction & Engineering: 0.06%
Fluor Corporation	4,417	252,476
Jacobs Engineering Group Incorporated †	3,838	173,324
Quanta Services Incorporated †	6,323	180,395

		606,195

Electrical Equipment: 0.32%
AMETEK Incorporated	7,208	378,708
Eaton Corporation plc	14,194	964,340
Emerson Electric Company	20,494	1,160,370
Rockwell Automation Incorporated	4,050	469,760

		2,973,178

Industrial Conglomerates: 1.34%
3M Company	18,985	3,131,576
Danaher Corporation	18,361	1,558,849
General Electric Company	301,027	7,468,480
Roper Industries Incorporated	3,002	516,344

		12,675,249

Machinery: 0.85%
Caterpillar Incorporated	18,127	1,450,704
Cummins Incorporated	5,035	698,052
Deere & Company	10,156	890,580
Dover Corporation	4,874	336,891
Flowserve Corporation	4,027	227,485
Illinois Tool Works Incorporated	10,439	1,014,044
Ingersoll-Rand plc	7,877	536,266
Joy Global Incorporated	2,913	114,131
Paccar Incorporated	10,602	669,410
Pall Corporation	3,192	320,445
Parker Hannifin Corporation	4,261	506,122
Pentair plc	5,453	342,939
Snap-on Incorporated	1,738	255,590
Stanley Black & Decker Incorporated	4,707	448,860
Xylem Incorporated	5,453	190,964

		8,002,483

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	17

Security name	Shares	Value

Professional Services: 0.12%
Dun & Bradstreet Corporation	1,075	$137,987
Equifax Incorporated	3,570	332,010
Nielsen Holdings NV	9,437	420,607
Robert Half International Incorporated	4,045	244,803

		1,135,407

Road & Rail: 0.56%
CSX Corporation	29,625	981,180
Kansas City Southern	3,303	337,170
Norfolk Southern Corporation	9,191	945,938
Ryder System Incorporated	1,582	150,116
Union Pacific Corporation	26,355	2,854,510

		5,268,914

Trading Companies & Distributors: 0.11%
Fastenal Company	8,127	336,742
United Rentals Incorporated †	2,885	262,997
W.W. Grainger Incorporated	1,793	422,807

		1,022,546

Information Technology: 11.39%

Communications Equipment: 0.92%
Cisco Systems Incorporated	152,673	4,202,324
F5 Networks Incorporated †	2,156	247,811
Harris Corporation	3,114	245,259
Juniper Networks Incorporated	10,835	244,654
Motorola Solutions Incorporated	5,704	380,286
QUALCOMM Incorporated	49,336	3,420,958

		8,741,292

Electronic Equipment, Instruments & Components: 0.25%
Amphenol Corporation Class A	9,276	546,635
Corning Incorporated	38,021	862,316
FLIR Systems Incorporated	4,178	130,688
TE Connectivity Limited	12,149	870,111

		2,409,750

Internet Software & Services: 1.97%
Akamai Technologies Incorporated †	5,347	379,878
eBay Incorporated †	32,935	1,899,691
Equinix Incorporated	1,688	393,051
Facebook Incorporated Class A †	62,785	5,161,869
Google Incorporated Class A †	8,540	4,737,138
Google Incorporated Class C †	8,556	4,688,688
VeriSign Incorporated †	3,148	210,822
Yahoo! Incorporated †	26,038	1,156,999

		18,628,136

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Shares	Value

IT Services: 1.95%
Accenture plc Class A	18,785	$1,759,967
Alliance Data Systems Corporation †	1,877	556,061
Automatic Data Processing Incorporated	14,211	1,217,030
Cognizant Technology Solutions Corporation Class A †	18,233	1,137,557
Computer Sciences Corporation	4,217	275,286
Fidelity National Information Services Incorporated	8,523	580,075
Fiserv Incorporated †	7,136	566,598
International Business Machines Corporation	27,493	4,412,627
MasterCard Incorporated Class A	29,197	2,522,329
Paychex Incorporated	9,776	485,036
Teradata Corporation †«	4,339	191,523
The Western Union Company	15,592	324,470
Total System Services Incorporated	4,924	187,851
Visa Incorporated Class A	58,020	3,795,088
Xerox Corporation	31,264	401,742

		18,413,240

Semiconductors & Semiconductor Equipment: 1.39%
Altera Corporation	8,997	386,061
Analog Devices Incorporated	9,320	587,160
Applied Materials Incorporated	36,746	828,990
Avago Technologies Limited	7,676	974,698
Broadcom Corporation Class A	16,300	705,709
First Solar Incorporated †	2,251	134,587
Intel Corporation	141,647	4,429,302
KLA-Tencor Corporation	4,863	283,464
Lam Research Corporation	4,763	334,529
Linear Technology Corporation	7,152	334,714
Microchip Technology Incorporated «	6,027	294,720
Micron Technology Incorporated †	32,222	874,183
NVIDIA Corporation	15,442	323,124
Skyworks Solutions Incorporated	5,704	560,646
Texas Instruments Incorporated	31,319	1,790,977
Xilinx Incorporated	7,821	330,828

		13,173,692

Software: 2.08%
Adobe Systems Incorporated †	14,233	1,052,388
Autodesk Incorporated †	6,779	397,521
CA Incorporated	9,536	310,969
Citrix Systems Incorporated †	4,779	305,235
Electronic Arts Incorporated †	9,298	546,862
Intuit Incorporated	8,278	802,635
Microsoft Corporation	245,361	9,975,151
Oracle Corporation	95,875	4,137,006
Red Hat Incorporated †	5,486	415,565
Salesforce.com Incorporated †	18,094	1,208,860
Symantec Corporation	20,405	476,763

		19,628,955

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	19

Security name	Shares	Value

Technology Hardware, Storage & Peripherals: 2.83%
Apple Incorporated	174,209	$21,676,809
EMC Corporation	59,459	1,519,772
Hewlett-Packard Company	54,361	1,693,889
NetApp Incorporated	9,325	330,665
SanDisk Corporation	6,372	405,387
Seagate Technology plc	9,821	510,987
Western Digital Corporation	6,495	591,110

		26,728,619

Materials: 1.83%

Chemicals: 1.37%
Air Products & Chemicals Incorporated	5,766	872,280
Airgas Incorporated	2,022	214,554
CF Industries Holdings Incorporated	1,431	405,946
E.I. du Pont de Nemours & Company	27,080	1,935,408
Eastman Chemical Company	4,445	307,861
Ecolab Incorporated	8,056	921,445
FMC Corporation	3,988	228,313
International Flavors & Fragrances Incorporated	2,412	283,169
LyondellBasell Industries NV Class A	11,844	1,039,903
Monsanto Company	14,456	1,626,878
PPG Industries Incorporated	4,067	917,271
Praxair Incorporated	8,634	1,042,469
Sigma-Aldrich Corporation	3,570	493,553
The Dow Chemical Company	32,545	1,561,509
The Mosaic Company	9,298	428,266
The Sherwin-Williams Company	2,412	686,214

		12,965,039

Construction Materials: 0.06%
Martin Marietta Materials Incorporated	1,849	258,490
Vulcan Materials Company	3,950	332,985

		591,475

Containers & Packaging: 0.12%
Avery Dennison Corporation	2,708	143,280
Ball Corporation	4,105	289,977
MeadWestvaco Corporation	5,008	249,749
Owens-Illinois Incorporated †	4,913	114,571
Sealed Air Corporation	6,283	286,253

		1,083,830

Metals & Mining: 0.21%
Alcoa Incorporated	36,556	472,304
Allegheny Technologies Incorporated	3,247	97,442
Freeport-McMoRan Copper & Gold Incorporated Class B	31,102	589,383
Newmont Mining Corporation	14,918	323,870
Nucor Corporation	9,543	453,579

		1,936,578

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Shares	Value

Paper & Forest Products: 0.07%
International Paper Company	12,646	$701,727

Telecommunication Services: 1.32%

Diversified Telecommunication Services: 1.32%
AT&T Incorporated	155,230	5,068,260
CenturyLink Incorporated	16,940	585,277
Frontier Communications Corporation	29,982	211,373
Level 3 Communications Incorporated †	8,579	461,893
Verizon Communications Incorporated	124,283	6,043,882
Windstream Holdings Incorporated «	18,021	133,355

		12,504,040

Utilities: 1.76%

Electric Utilities: 1.00%
American Electric Power Company Incorporated	14,646	823,838
Duke Energy Corporation	21,164	1,624,972
Edison International	9,743	608,645
Entergy Corporation	5,398	418,291
Eversource Energy	9,475	478,677
Exelon Corporation	25,715	864,281
FirstEnergy Corporation	12,595	441,581
NextEra Energy Incorporated	13,264	1,380,119
Pepco Holdings Incorporated	7,559	202,808
Pinnacle West Capital Corporation	3,309	210,949
PPL Corporation	19,949	671,483
The Southern Company	27,214	1,205,036
Xcel Energy Incorporated	15,130	526,675

		9,457,355

Gas Utilities: 0.02%
AGL Resources Incorporated	3,576	177,548

Independent Power & Renewable Electricity Producers: 0.05%
AES Corporation	19,331	248,403
NRG Energy Incorporated	10,100	254,419

		502,822

Multi-Utilities: 0.69%
Ameren Corporation	7,258	306,288
CenterPoint Energy Incorporated	12,852	262,309
CMS Energy Corporation	8,239	287,623
Consolidated Edison Incorporated	8,757	534,177
Dominion Resources Incorporated	17,587	1,246,391
DTE Energy Company	5,298	427,496
Integrys Energy Group Incorporated	2,379	171,336
NiSource Incorporated	9,459	417,709
PG&E Corporation	14,250	756,248
Public Service Enterprise Group Incorporated	15,135	634,459
SCANA Corporation	4,273	234,972

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	21

Security name			Shares	Value

Multi-Utilities (continued)
Sempra Energy			6,924	$754,854
TECO Energy Incorporated			7,041	136,595
Wisconsin Energy Corporation			6,746	333,927

				6,504,384

Total Common Stocks (Cost $318,968,716)				547,398,840

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities: 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.50%	12-25-2034	$23,288	20,202

Total Non-Agency Mortgage-Backed Securities (Cost $23,288)				20,202

U.S. Treasury Securities: 28.08%
U.S. Treasury Bond	2.75	8-15-2042	11,977,000	12,461,697
U.S. Treasury Bond	3.00	5-15-2042	8,536,000	9,315,576
U.S. Treasury Bond	3.13	11-15-2041	11,934,000	13,344,635
U.S. Treasury Bond	3.13	2-15-2042	9,800,000	10,949,971
U.S. Treasury Bond	3.13	2-15-2043	9,824,000	10,967,573
U.S. Treasury Bond	3.50	2-15-2039	7,415,000	8,781,562
U.S. Treasury Bond	3.75	8-15-2041	15,975,000	19,862,660
U.S. Treasury Bond	3.88	8-15-2040	12,868,000	16,203,630
U.S. Treasury Bond	4.25	5-15-2039	10,503,000	13,877,908
U.S. Treasury Bond	4.25	11-15-2040	14,576,000	19,420,246
U.S. Treasury Bond	4.38	2-15-2038	3,478,000	4,661,334
U.S. Treasury Bond	4.38	11-15-2039	12,725,000	17,155,883
U.S. Treasury Bond	4.38	5-15-2040	14,734,000	19,920,822
U.S. Treasury Bond	4.38	5-15-2041	13,209,000	18,013,774
U.S. Treasury Bond	4.50	2-15-2036	7,019,000	9,563,388
U.S. Treasury Bond	4.50	5-15-2038	4,558,000	6,208,493
U.S. Treasury Bond	4.50	8-15-2039	7,736,000	10,594,088
U.S. Treasury Bond	4.63	2-15-2040	13,479,000	18,829,529
U.S. Treasury Bond	4.75	2-15-2037	2,550,000	3,591,716
U.S. Treasury Bond	4.75	2-15-2041	11,532,000	16,543,911
U.S. Treasury Bond	5.00	5-15-2037	3,615,000	5,257,566

Total U.S. Treasury Securities (Cost $210,859,474)				265,525,962

	Yield		Shares
Short-Term Investments: 13.72%

Investment Companies: 8.65%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15		1,600,850	1,600,850
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10		80,184,858	80,184,858

				81,785,708

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2015 (unaudited)

	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 5.07%
U.S. Treasury Bill (z)#	0.01%	7-9-2015	$4,400,000	$4,399,820
U.S. Treasury Bill (z)#	0.00	4-2-2015	100,000	100,000
U.S. Treasury Bill (z)#	0.02	4-23-2015	2,900,000	2,899,968
U.S. Treasury Bill (z)#	0.03	7-2-2015	17,900,000	17,898,407
U.S. Treasury Bill (z)#	0.08	8-27-2015	22,700,000	22,692,759

				47,990,954

Total Short-Term Investments (Cost $129,774,290)				129,776,662

Total investments in securities (Cost $659,713,395) *	99.70%	942,824,199
Other assets and liabilities, net	0.30	2,811,086

Total net assets	100.00%	$945,635,285

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $684,683,059 and unrealized gains (losses) consists of:

Gross unrealized gains	$287,637,328
Gross unrealized losses	(29,496,188)

Net unrealized gains	$258,141,140

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	23

Assets
Investments
In unaffiliated securities (including $1,562,453 of securities loaned), at value (cost $573,509,286)	$853,410,197
In affiliated securities, at value (cost $86,204,109)	89,414,002

Total investments, at value (cost $659,713,395)	942,824,199
Segregated cash	700,000
Principal paydown receivable	8
Receivable for Fund shares sold	3,177,736
Receivable for dividends and interest	2,689,599
Receivable for securities lending income	2,770
Prepaid expenses and other assets	179,534

Total assets	949,573,846

Liabilities
Payable for Fund shares redeemed	977,311
Payable upon receipt of securities loaned	1,600,850
Payable for daily variation margin on open futures contracts	376,981
Advisory fee payable	377,639
Distribution fee payable	31,149
Administration fees payable	233,262
Shareholder servicing fees payable	200,038
Accrued expenses and other liabilities	141,331

Total liabilities	3,938,561

Total net assets	$945,635,285

NET ASSETS CONSIST OF
Paid-in capital	$694,437,243
Undistributed net investment income	205,498
Accumulated net realized losses on investments	(31,871,409)
Net unrealized gains on investments	282,863,953

Total net assets	$945,635,285

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$784,473,305
Shares outstanding – Class A1	26,219,860
Net asset value per share – Class A	$29.92
Maximum offering price per share – Class A2	$31.75
Net assets – Class B	$263,034
Shares outstanding – Class B1	14,299
Net asset value per share – Class B	$18.40
Net assets – Class C	$51,328,623
Shares outstanding – Class C1	2,814,576
Net asset value per share – Class C	$18.24
Net assets – Administrator Class	$109,570,323
Shares outstanding – Administrator Class[1]	3,660,471
Net asset value per share – Administrator Class	$29.93

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Index Asset Allocation Fund	Statement of operations—six months ended March 31, 2015 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $669)	$5,357,822
Interest	4,655,063
Income from affiliated securities	118,728
Securities lending income, net	13,057

Total investment income	10,144,670

Expenses
Advisory fee	2,535,997
Administration fees
Fund level	219,213
Class A	981,176
Class B	363
Class C	47,375
Administrator Class	42,689
Shareholder servicing fees
Class A	943,438
Class B	349
Class C	45,553
Administrator Class	106,723
Distribution fees
Class B	1,048
Class C	136,658
Custody and accounting fees	41,455
Professional fees	20,478
Registration fees	24,119
Shareholder report expenses	44,155
Trustees’ fees and expenses	6,555
Other fees and expenses	222,559

Total expenses	5,419,903
Less: Fee waivers and/or expense reimbursements	(347,028)

Net expenses	5,072,875

Net investment income	5,071,795

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	14,676,418
Affiliated securities	20,917
Futures transactions	1,766,460

Net realized gains on investments	16,463,795

Net change in unrealized gains (losses) on:
Unaffiliated securities	41,598,648
Affiliated securities	298,333
Futures transactions	(109,743)

Net change in unrealized gains (losses) on investments	41,787,238

Net realized and unrealized gains (losses) on investments	58,251,033

Net increase in net assets resulting from operations	$63,322,828

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Index Asset Allocation Fund	25

	Six months ended March 31, 2015 (unaudited)		Year ended September 30, 2014

Operations
Net investment income		$5,071,795		$10,668,244
Net realized gains on investments		16,463,795		13,299,627
Net change in unrealized gains (losses) on investments		41,787,238		92,137,846

Net increase in net assets resulting from operations		63,322,828		116,105,717

Distributions to shareholders from
Net investment income
Class A		(4,377,804)		(9,743,367)
Class B		(465)		(3,563)
Class C		(108,782)		(152,334)
Administrator Class		(628,516)		(724,385)
Net realized gains
Class A		(7,330,092)		0
Class B		(2,581)		0
Class C		(323,336)		0
Administrator Class		(748,042)		0

Total distributions to shareholders		(13,519,618)		(10,623,649)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,199,201	64,847,928	591,267	16,074,038
Class B	7,644	139,582	747	12,307
Class C	1,558,951	28,109,099	330,562	5,479,355
Administrator Class	1,803,094	53,237,177	981,981	26,838,964

		146,333,786		48,404,664

Reinvestment of distributions
Class A	389,536	11,418,448	355,763	9,552,879
Class B	119	2,135	197	3,194
Class C	21,985	392,948	8,563	140,435
Administrator Class	32,041	941,237	18,586	500,182

		12,754,768		10,196,690

Payment for shares redeemed
Class A	(1,509,050)	(44,373,682)	(2,675,484)	(71,220,899)
Class B	(15,153)	(271,604)	(51,475)	(831,865)
Class C	(167,186)	(3,026,879)	(221,022)	(3,546,915)
Administrator Class	(293,759)	(8,710,072)	(291,552)	(7,845,444)

		(56,382,237)		(83,445,123)

Net increase (decrease) in net assets resulting from capital share transactions		102,706,317		(24,843,769)

Total increase in net assets		152,509,527		80,638,299

Net assets
Beginning of period		793,125,758		712,487,459

End of period		$945,635,285		$793,125,758

Undistributed net investment income		$205,498		$249,270

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30
CLASS A		2014	2013	2012	2011	2010
Net asset value, beginning of period	$28.20	$24.48	$22.17	$18.12	$17.56	$16.42
Net investment income	0.17	0.38	0.34	0.29	0.30	0.28
Net realized and unrealized gains (losses) on investments	2.01	3.72	2.31	4.05	0.56	1.14

Total from investment operations	2.18	4.10	2.65	4.34	0.86	1.42
Distributions to shareholders from
Net investment income	(0.17)	(0.38)	(0.34)	(0.29)	(0.30)	(0.28)
Net realized gains	(0.29)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.46)	(0.38)	(0.34)	(0.29)	(0.30)	(0.28)
Net asset value, end of period	$29.92	$28.20	$24.48	$22.17	$18.12	$17.56
Total return[1]	7.76%	16.83%	12.02%	24.07%	4.84%	8.72%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.20%	1.18%	1.17%	1.18%	1.26%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.14%
Net investment income	1.16%	1.42%	1.43%	1.39%	1.54%	1.64%
Supplemental data
Portfolio turnover rate	8%	9%	11%	16%	18%	28%
Net assets, end of period (000s omitted)	$784,473	$708,873	$657,702	$644,365	$575,248	$626,119

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Index Asset Allocation Fund	27

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30
CLASS B		2014	2013	2012	2011	2010
Net asset value, beginning of period	$17.33	$15.03	$13.59	$11.10	$10.74	$10.02
Net investment income	0.04 [1]	0.11 [1]	0.10 [1]	0.08 [1]	0.09 [1]	0.09 [1]
Net realized and unrealized gains (losses) on investments	1.24	2.28	1.42	2.48	0.35	0.70

Total from investment operations	1.28	2.39	1.52	2.56	0.44	0.79
Distributions to shareholders from
Net investment income	(0.03)	(0.09)	(0.08)	(0.07)	(0.08)	(0.07)
Net realized gains	(0.18)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.21)	(0.09)	(0.08)	(0.07)	(0.08)	(0.07)
Net asset value, end of period	$18.40	$17.33	$15.03	$13.59	$11.10	$10.74
Total return[2]	7.40%	15.90%	11.22%	23.08%	4.11%	7.90%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.94%	1.93%	1.93%	1.93%	2.02%
Net expenses	1.90%	1.90%	1.90%	1.90%	1.90%	1.89%
Net investment income	0.42%	0.67%	0.68%	0.65%	0.78%	0.89%
Supplemental data
Portfolio turnover rate	8%	9%	11%	16%	18%	28%
Net assets, end of period (000s omitted)	$263	$376	$1,085	$2,171	$4,500	$8,753

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30
CLASS C		2014	2013	2012	2011	2010
Net asset value, beginning of period	$17.20	$14.94	$13.53	$11.06	$10.72	$10.00
Net investment income	0.05	0.11	0.10	0.08	0.09	0.09 [1]
Net realized and unrealized gains (losses) on investments	1.22	2.27	1.41	2.47	0.34	0.71

Total from investment operations	1.27	2.38	1.51	2.55	0.43	0.80
Distributions to shareholders from
Net investment income	(0.05)	(0.12)	(0.10)	(0.08)	(0.09)	(0.08)
Net realized gains	(0.18)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.23)	(0.12)	(0.10)	(0.08)	(0.09)	(0.08)
Net asset value, end of period	$18.24	$17.20	$14.94	$13.53	$11.06	$10.72
Total return[2]	7.39%	15.96%	11.20%	23.11%	4.02%	7.99%
Ratios to average net assets (annualized)
Gross expenses	1.98%	1.95%	1.93%	1.92%	1.93%	2.01%
Net expenses	1.90%	1.90%	1.90%	1.90%	1.90%	1.89%
Net investment income	0.41%	0.67%	0.68%	0.64%	0.79%	0.89%
Supplemental data
Portfolio turnover rate	8%	9%	11%	16%	18%	28%
Net assets, end of period (000s omitted)	$51,329	$24,093	$19,164	$16,699	$15,895	$17,839

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Index Asset Allocation Fund	29

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$28.21	$24.49	$22.18	$18.14	$17.57	$16.44
Net investment income	0.22	0.45	0.40	0.34	0.34	0.31
Net realized and unrealized gains (losses) on investments	2.00	3.72	2.30	4.04	0.58	1.16

Total from investment operations	2.22	4.17	2.70	4.38	0.92	1.47
Distributions to shareholders from
Net investment income	(0.21)	(0.45)	(0.39)	(0.34)	(0.35)	(0.34)
Net realized gains	(0.29)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.50)	(0.45)	(0.39)	(0.34)	(0.35)	(0.34)
Net asset value, end of period	$29.93	$28.21	$24.49	$22.18	$18.14	$17.57
Total return[1]	7.90%	17.12%	12.31%	24.30%	5.18%	9.02%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.04%	1.02%	1.01%	1.02%	1.09%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.89%
Net investment income	1.41%	1.68%	1.69%	1.63%	1.79%	1.89%
Supplemental data
Portfolio turnover rate	8%	9%	11%	16%	18%	28%
Net assets, end of period (000s omitted)	$109,570	$59,783	$34,536	$29,920	$20,726	$17,630

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Index Asset Allocation Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. These financial statements report on the Wells Fargo Advantage Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the

Notes to financial statements (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	31

securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

32	Wells Fargo Advantage Index Asset Allocation Fund	Notes to financial statements (unaudited)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$102,533	$0	$102,533

Common stocks
Consumer discretionary	68,949,175	0	0	68,949,175
Consumer staples	53,061,060	0	0	53,061,060
Energy	44,024,095	0	0	44,024,095
Financials	88,727,067	0	0	88,727,067
Health care	81,717,044	0	0	81,717,044
Industrials	56,771,917	0	0	56,771,917
Information technology	107,723,684	0	0	107,723,684
Materials	17,278,649	0	0	17,278,649
Telecommunication services	12,504,040	0	0	12,504,040
Utilities	16,642,109	0	0	16,642,109

Non-agency mortgage backed securities	0	20,202	0	20,202

U.S. Treasury securities	265,525,962	0	0	265,525,962

Short-term investments
Investment companies	80,184,858	1,600,850	0	81,785,708
U.S. Treasury securities	47,990,954	0	0	47,990,954
Total assets	$941,100,614	$1,723,585	$0	$942,824,199
Liabilities
Futures contracts	$376,981	$0	$0	$376,981
Total liabilities	$376,981	$0	$0	$376,981

Notes to financial statements (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	33

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended March 31, 2015, the advisory fee was equivalent to an annual rate of 0.58% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.15% for Class A shares, 1.90% for Class B shares, 1.90% for Class C shares, and 0.90% for Administrator Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2015, Funds Distributor received $70,004 from the sale of Class A shares and $159 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets.

34	Wells Fargo Advantage Index Asset Allocation Fund	Notes to financial statements (unaudited)

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2015 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$0	$67,847,710	$76,088,445	$7,761,675

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains
Wells Fargo & Company	126,668	15,127	1,569	140,226	$7,628,294	$93,009	$20,917

7. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2015, the Fund entered into futures contracts to gain market exposure to certain asset classes in accordance with an active asset allocation strategy.

At March 31, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2015	Unrealized gains (losses)
6-18-2015	Goldman Sachs	86 Long	S&P 500 Index	$44,307,200	$93,137
6-19-2015	Goldman Sachs	209 Short	U.S. Treasury Bonds	35,503,875	(339,988)

The Fund had an average notional amount of $77,166,674 and $63,852,570 in long futures contracts and short futures contracts, respectively, during the six months ended March 31, 2015. As of March 31, 2015, the Fund had segregated $700,000 as cash collateral for open futures contracts.

On March 31, 2015, the cumulative unrealized losses on futures contracts in the amount of $246,851 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows for the Fund:

	Liability derivatives
	Statement of Assets and Liabilities location	Fair value
Equity contracts	Payable for daily variation margin on open futures contract	$318,200	*
Interest rate contracts	Payable for daily variation margin on open futures contract	58,781	*
		$376,981

*	Only the current day’s variation margin as of March 31, 2015 is reported separately on the Statement of Assets and Liabilities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	35

The effect of derivative instruments on the Statement of Operations for the year ended March 31, 2015 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity contracts	$6,121,459	$808,457
Interest rate contracts	(4,354,999)	(918,200)
	$1,766,460	$(109,743)

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	Goldman Sachs	$376,981	$0	$(376,981)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2015, the Fund paid $590 in commitment fees.

For the six months ended March 31, 2015, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

36	Wells Fargo Advantage Index Asset Allocation Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	37

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

38	Wells Fargo Advantage Index Asset Allocation Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Index Asset Allocation Fund	39

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232702 05-15 SA227/SAR227 03-15

Wells Fargo Advantage C&B Mid Cap Value Fund

Semi-Annual Report

March 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage C&B Mid Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

Entering 2015, volatility became a more influential factor in domestic equities markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage C&B Mid Cap Value Fund for the six-month period that ended March 31, 2015. Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

A strengthening U.S. economic recovery benefited U.S. equity investors.

U.S. stocks were boosted by positive data reflecting an economy continuing to strengthen. The last quarter of 2014 turned in a positive gross domestic product measurement. The 5.8% unemployment rate reported in November 2014 was down from 7.0% a year earlier. In 2015, initial jobless claims fell to 267,000 as of the week that ended January 24, 2015, the lowest level since 2000. The unemployment rate declined from 5.7% in January to 5.4% in March 2015. Meanwhile, U.S. companies continued to report strong earnings during the quarter, providing an additional catalyst for stocks.

The increased purchasing power of a stronger U.S. dollar and lower prices at the gasoline pump combined with improving economic growth to bolster consumer sentiment. The U.S. dollar gained 12% versus the euro in the first quarter of 2015 after gaining 27% from a year earlier. Oil prices fell below $50 a barrel during the first quarter of 2015. The Conference Board Consumer Confidence Index®, an assessment of consumers’ current and near-term attitudes about business activity, employment, and family income, ended the first quarter of 2015 at 101.4 in March, up from 98.8 in February. The increase in the index suggests an improving outlook among consumers who historically have been a driving force in economic growth.

The U.S. Federal Reserve (Fed) completed its quantitative easing (QE)-related bond-buying program in October 2014 but continued to hold short-term interest rates near zero throughout the period, a policy intended to support liquidity and lending in the economy. The Fed’s slower-than-expected approach to interest-rate hikes caused a sharp but temporary drop in the U.S. dollar in early 2015, which continued to gain strength during the quarter against the currencies of its major trading partners. While a strengthening dollar was good news for Americans traveling abroad last quarter, it added to investor angst because of the potentially adverse effects on the global profits of U.S. multinational corporations. In January, the benchmark 10-year Treasury note dropped below 2% for the first time since May 2013, with demand driving yields to as low as 1.68% that month before stabilizing to end the quarter just under 2%.

Entering 2015, volatility became a more influential factor in domestic equities markets. After losing ground in January, the major indexes had a strong February. March saw early losses, then solid gains, with the Russell Midcap® Index1 earning 3.95% for the quarter and 10.13% for the reporting period. By comparison, the S&P 500 Index2, a commonly referenced gauge of large-cap stock performance, earned 0.95% for the quarter and 5.93% for the six-month period that ended March 31, 2015.

As the U.S. economic recovery gained strength, economies in some other global markets struggled. In response, central banks in Europe, Japan, and China took

[1]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	3

steps to spark business activity and economic growth. The European Central Bank reduced interest rates in June and September 2014 and announced a QE bond-buying program early in 2015. While Japan’s economy rebounded from recession in the final quarter of 2014, the Bank of Japan maintained accommodative monetary policies because growth was weaker than expected. The People’s Bank of China reduced interest rates in November 2014 and February 2015 in an effort to spark increased economic activity; however, government officials lowered their previous projections for economic growth. U.S. investors in international equity markets saw positive returns in local-currency terms turn lower after translation into U.S. dollars because the U.S. dollar strengthened substantially.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage C&B Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Cooke & Bieler, L.P.

Portfolio managers

Andrew Armstrong, CFA

Steve Lyons, CFA

Michael M. Meyer, CFA

Edward W. O’Connor, CFA

R. James O’Neil, CFA

Mehul Trivedi, CFA

William Weber, CFA

Average annual total returns1 (%) as of March 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (CBMAX)	7-26-2004	1.22	13.17	7.73	7.38	14.52	8.37	1.36	1.21
Class B (CBMBX)*	7-26-2004	1.56	13.42	7.80	6.56	13.66	7.80	2.11	1.96
Class C (CBMCX)	7-26-2004	5.58	13.67	7.56	6.58	13.67	7.56	2.11	1.96
Administrator Class (CBMIX)	7-26-2004	–	–	–	7.43	14.56	8.48	1.20	1.16
Institutional Class (CBMSX)	7-26-2004	–	–	–	7.73	14.86	8.75	0.93	0.91
Investor Class (CBMDX)	2-18-1998	–	–	–	7.30	14.46	8.37	1.42	1.26
Russell Midcap® Value Index[4]	–	–	–	–	11.70	15.84	9.61	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	5

Ten largest holdings[5] (%) as of March 31, 2015
Crown Holdings Incorporated	3.96
Schweitzer-Mauduit International Incorporated	3.95
RenaissanceRe Holdings Limited	3.57
Laboratory Corporation of America Holdings	3.47
MEDNAX Incorporated	3.20
Teleflex Incorporated	3.16
First Cash Financial Services Incorporated	3.11
TCF Financial Corporation	3.06
Reliance Steel & Aluminum Company	3.03
Commerce Bancshares Incorporated	2.84

Sector distribution[6] as of March 31, 2015

[1]	Effective June 20, 2008, Class D was renamed Investor Class and modified to assume the features and attributes of Investor Class. Historical performance shown for the Investor Class shares through June 19, 2008, includes Class D expenses.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The Adviser has committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class, and 1.25% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage C&B Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2014 to March 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2014	Ending account value 3-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,097.18	$6.27	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Class B
Actual	$1,000.00	$1,092.74	$10.17	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Class C
Actual	$1,000.00	$1,093.04	$10.18	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Administrator Class
Actual	$1,000.00	$1,097.45	$6.01	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Institutional Class
Actual	$1,000.00	$1,098.90	$4.71	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%
Investor Class
Actual	$1,000.00	$1,096.69	$6.53	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 99.08%

Consumer Discretionary: 11.43%

Automobiles: 1.83%
Winnebago Industries Incorporated «	169,805	$3,610,054

Household Durables: 2.67%
Helen of Troy Limited †	64,700	5,272,403

Leisure Products: 1.73%
Hasbro Incorporated «	54,000	3,414,960

Media: 2.70%
Omnicom Group Incorporated	68,200	5,318,236

Textiles, Apparel & Luxury Goods: 2.50%
Gildan Activewear Incorporated «	166,720	4,921,575

Energy: 5.80%

Oil, Gas & Consumable Fuels: 5.80%
Devon Energy Corporation	53,200	3,208,492
Noble Energy Incorporated	77,400	3,784,860
World Fuel Services Corporation	77,300	4,443,204

		11,436,556

Financials: 28.17%

Banks: 6.88%
City National Corporation	21,700	1,933,036
Commerce Bancshares Incorporated	132,435	5,604,649
TCF Financial Corporation	383,400	6,027,048

		13,564,733

Consumer Finance: 3.11%
First Cash Financial Services Incorporated †	131,800	6,131,336

Insurance: 18.18%
Endurance Specialty Holdings Limited «	67,100	4,102,494
FNF Group	143,600	5,278,736
RenaissanceRe Holdings Limited	70,600	7,040,938
Stewart Information Services Corporation	120,100	4,880,864
The Progressive Corporation	205,100	5,578,720
Torchmark Corporation	81,000	4,448,520
Willis Group Holdings plc	93,700	4,514,466

		35,844,738

Health Care: 12.07%

Health Care Equipment & Supplies: 3.15%
Teleflex Incorporated	51,500	6,222,745

Health Care Providers & Services: 8.92%
Cardinal Health Incorporated	49,000	4,423,230

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage C&B Mid Cap Value Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Shares	Value

Health Care Providers & Services (continued)
Laboratory Corporation of America Holdings †	54,300	$6,846,687
MEDNAX Incorporated †	87,100	6,315,621

		17,585,538

Industrials: 19.43%

Aerospace & Defense: 0.61%
Rockwell Collins Incorporated	12,464	1,203,399

Building Products: 2.25%
Quanex Building Products Corporation	224,400	4,429,656

Commercial Services & Supplies: 6.00%
G&K Services Incorporated Class A	40,800	2,959,224
Steelcase Incorporated	268,000	5,075,920
Tetra Tech Incorporated	158,400	3,804,768

		11,839,912

Machinery: 6.63%
Donaldson Company Incorporated	59,500	2,243,745
Graco Incorporated	41,000	2,958,560
Kennametal Incorporated	84,500	2,846,805
Parker Hannifin Corporation	42,300	5,024,394

		13,073,504

Trading Companies & Distributors: 3.94%
Aercap Holdings NV †	108,300	4,727,295
WESCO International Incorporated †	43,600	3,047,204

		7,774,499

Information Technology: 10.22%

Electronic Equipment, Instruments & Components: 2.40%
Knowles Corporation «†	245,967	4,739,784

IT Services: 3.09%
Moneygram International Incorporated †	345,900	2,988,576
Western Union Company	148,800	3,096,528

		6,085,104

Semiconductors & Semiconductor Equipment: 2.02%
Entegris Incorporated †	290,300	3,974,207

Software: 2.71%
Rovi Corporation †	293,600	5,346,456

Materials: 11.96%

Containers & Packaging: 4.98%
Ball Corporation	28,500	2,013,240
Crown Holdings Incorporated †	144,400	7,800,488

		9,813,728

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	9

Security name		Shares	Value

Metals & Mining: 3.03%
Reliance Steel & Aluminum Company		97,900	$5,979,732

Paper & Forest Products: 3.95%
Schweitzer-Mauduit International Incorporated		169,000	7,794,280

Total Common Stocks (Cost $153,849,840)			195,377,135

	Yield
Short-Term Investments: 9.01%

Investment Companies: 9.01%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.15%	15,755,925	15,755,925
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10	2,021,926	2,021,926

Total Short-Term Investments (Cost $17,777,851)			17,777,851

Total investments in securities (Cost $171,627,691) *	108.09%	213,154,986
Other assets and liabilities, net	(8.09)	(15,954,591)

Total net assets	100.00%	$197,200,395

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $172,761,910 and unrealized gains (losses) consists of:

Gross unrealized gains	$47,279,276
Gross unrealized losses	(6,886,200)

Net unrealized gains	$40,393,076

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage C&B Mid Cap Value Fund	Statement of assets and liabilities—March 31, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $15,396,784 of securities loaned), at value (cost $153,849,840)	$195,377,135
In affiliated securities, at value (cost $17,777,851)	17,777,851

Total investments, at value (cost $171,627,691)	213,154,986
Receivable for investments sold	334,476
Receivable for Fund shares sold	154,609
Receivable for dividends	96,055
Receivable for securities lending income	4,018
Prepaid expenses and other assets	21,265

Total assets	213,765,409

Liabilities
Payable for investments purchased	486,366
Payable for Fund shares redeemed	101,723
Payable upon receipt of securities loaned	15,755,925
Advisory fee payable	95,175
Distribution fee payable	5,034
Administration fees payable	51,563
Accrued expenses and other liabilities	69,228

Total liabilities	16,565,014

Total net assets	$197,200,395

NET ASSETS CONSIST OF
Paid-in capital	$251,059,509
Undistributed net investment income	190,120
Accumulated net realized losses on investments	(95,576,529)
Net unrealized gains on investments	41,527,295

Total net assets	$197,200,395

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$22,869,878
Shares outstanding – Class A1	826,863
Net asset value per share – Class A	$27.66
Maximum offering price per share – Class A2	$29.35
Net assets – Class B	$127,783
Shares outstanding – Class B1	4,798
Net asset value per share – Class B	$26.63
Net assets – Class C	$7,683,127
Shares outstanding – Class C1	289,380
Net asset value per share – Class C	$26.55
Net assets – Administrator Class	$12,565,919
Shares outstanding – Administrator Class[1]	449,086
Net asset value per share – Administrator Class	$27.98
Net assets – Institutional Class	$32,280,977
Shares outstanding – Institutional Class[1]	1,158,374
Net asset value per share – Institutional Class	$27.87
Net assets – Investor Class	$121,672,711
Shares outstanding – Investor Class[1]	4,376,122
Net asset value per share – Investor Class	$27.80

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2015 (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	11

Investment income
Dividends (net of foreign withholding taxes of $7,139)	$1,383,735
Securities lending income, net	14,733
Income from affiliated securities	2,982

Total investment income	1,401,450

Expenses
Advisory fee	677,804
Administration fees
Fund level	48,415
Class A	28,738
Class B	183
Class C	9,796
Administrator Class	6,324
Institutional Class	13,334
Investor Class	188,630
Shareholder servicing fees
Class A	27,633
Class B	176
Class C	9,420
Administrator Class	15,809
Investor Class	147,142
Distribution fees
Class B	529
Class C	28,259
Custody and accounting fees	8,458
Professional fees	20,197
Registration fees	32,212
Shareholder report expenses	22,220
Trustees’ fees and expenses	5,606
Other fees and expenses	4,667

Total expenses	1,295,552
Less: Fee waivers and/or expense reimbursements	(128,504)

Net expenses	1,167,048

Net investment income	234,402

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	7,820,402
Net change in unrealized gains (losses) on investments	9,878,738

Net realized and unrealized gains (losses) on investments	17,699,140

Net increase in net assets resulting from operations	$17,933,542

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage C&B Mid Cap Value Fund	Statement of changes in net assets

	Six months ended March 31, 2015 (unaudited)		Year ended September 30, 2014

Operations
Net investment income		$234,402		$454,334
Net realized gains on investments		7,820,402		24,479,648
Net change in unrealized gains (losses) on investments		9,878,738		(11,793,931)

Net increase in net assets resulting from operations		17,933,542		13,140,051

Distributions to shareholders from
Net investment income
Class A		(42,042)		(73,341)
Administrator Class		(21,549)		(81,051)
Institutional Class		(168,428)		(190,145)
Investor Class		(138,589)		(348,778)

Total distributions to shareholders		(370,608)		(693,315)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	54,423	1,430,974	174,168	4,405,613
Class B	0	0	4,480	107,700
Class C	15,007	385,812	54,969	1,340,346
Administrator Class	23,135	609,671	372,293	9,355,473
Institutional Class	148,494	3,927,643	683,926	17,392,989
Investor Class	318,880	8,476,467	829,732	21,063,218

		14,830,567		53,665,339

Reinvestment of distributions
Class A	1,633	41,627	2,955	72,492
Administrator Class	502	12,938	2,703	67,052
Institutional Class	4,856	124,658	6,054	149,526
Investor Class	5,350	137,152	14,029	345,955

		316,375		635,025

Payment for shares redeemed
Class A	(79,099)	(2,080,204)	(147,227)	(3,752,688)
Class B	(2,169)	(54,614)	(28,005)	(679,757)
Class C	(35,729)	(904,104)	(76,355)	(1,890,511)
Administrator Class	(76,940)	(2,058,277)	(685,800)	(17,215,898)
Institutional Class	(324,348)	(8,561,900)	(388,999)	(10,000,809)
Investor Class	(599,041)	(15,749,962)	(1,258,667)	(32,039,199)

		(29,409,061)		(65,578,862)

Net decrease in net assets resulting from capital share transactions		(14,262,119)		(11,278,498)

Total increase in net assets		3,300,815		1,168,238

Net assets
Beginning of period		193,899,580		192,731,342

End of period		$197,200,395		$193,899,580

Undistributed net investment income		$190,120		$326,326

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage C&B Mid Cap Value Fund	13

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$25.26	$23.74	$18.22	$14.06	$14.16	$12.33	$11.29
Net investment income	0.03	0.06	0.10 [2]	0.16	0.06	0.09 [2]	0.11 [2]
Net realized and unrealized gains (losses) on investments	2.42	1.55	5.60	4.10	(0.06)	1.81	1.10

Total from investment operations	2.45	1.61	5.70	4.26	0.00	1.90	1.21
Distributions to shareholders from
Net investment income	(0.05)	(0.09)	(0.18)	(0.10)	(0.10)	(0.07)	(0.17)
Net asset value, end of period	$27.66	$25.26	$23.74	$18.22	$14.06	$14.16	$12.33
Total return[3]	9.72%	6.78%	31.59%	30.42%	(0.10)%	15.44%	11.05%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.35%	1.38%	1.38%	1.35%	1.40%	1.45%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.25%	0.24%	0.49%	0.97%	0.48%	0.70%	1.06%
Supplemental data
Portfolio turnover rate	18%	55%	48%	25%	44%	23%	47%
Net assets, end of period (000s omitted)	$22,870	$21,465	$19,468	$13,466	$11,174	$14,136	$16,830

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
CLASS B		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$24.36	$22.99	$17.61	$13.60	$13.72	$11.96	$10.90
Net investment income (loss)	(0.07)[2]	(0.14)[2]	(0.05)[2]	0.02 [2]	(0.04)[2]	(0.01)[2]	0.04 [2]
Net realized and unrealized gains (losses) on investments	2.34	1.51	5.43	3.99	(0.08)	1.77	1.07

Total from investment operations	2.27	1.37	5.38	4.01	(0.12)	1.76	1.11
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	(0.05)
Net asset value, end of period	$26.63	$24.36	$22.99	$17.61	$13.60	$13.72	$11.96
Total return[3]	9.27%	6.00%	30.55%	29.49%	(0.87)%	14.72%	10.27%
Ratios to average net assets (annualized)
Gross expenses	2.10%	2.10%	2.13%	2.12%	2.10%	2.15%	2.21%
Net expenses	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(0.53)%	(0.56)%	(0.26)%	0.14%	(0.28)%	(0.05)%	0.34%
Supplemental data
Portfolio turnover rate	18%	55%	48%	25%	44%	23%	47%
Net assets, end of period (000s omitted)	$128	$170	$701	$1,338	$2,622	$3,826	$4,177

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage C&B Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$24.29	$22.92	$17.60	$13.59	$13.71	$11.96	$10.91
Net investment income (loss)	(0.06)[2]	(0.13)[2]	(0.05)[2]	0.03 [2]	(0.04)[2]	(0.00)[2,3]	0.03 [2]
Net realized and unrealized gains (losses) on investments	2.32	1.50	5.42	3.98	(0.08)	1.75	1.08

Total from investment operations	2.26	1.37	5.37	4.01	(0.12)	1.75	1.11
Distributions to shareholders from
Net investment income	0.00	0.00	(0.05)	0.00	0.00	0.00	(0.06)
Net asset value, end of period	$26.55	$24.29	$22.92	$17.60	$13.59	$13.71	$11.96
Total return[4]	9.30%	5.98%	30.58%	29.51%	(0.88)%	14.63%	10.24%
Ratios to average net assets (annualized)
Gross expenses	2.11%	2.10%	2.13%	2.13%	2.10%	2.15%	2.20%
Net expenses	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(0.50)%	(0.52)%	(0.26)%	0.21%	(0.27)%	(0.04)%	0.31%
Supplemental data
Portfolio turnover rate	18%	55%	48%	25%	44%	23%	47%
Net assets, end of period (000s omitted)	$7,683	$7,531	$7,598	$5,254	$4,611	$6,137	$6,105

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$25.54	$24.01	$18.42	$14.22	$14.32	$12.47	$11.39
Net investment income	0.04 [2]	0.07 [2]	0.11 [2]	0.17 [2]	0.09 [2]	0.10 [2]	0.12 [2]
Net realized and unrealized gains (losses) on investments	2.45	1.56	5.67	4.14	(0.07)	1.82	1.11

Total from investment operations	2.49	1.63	5.78	4.31	0.02	1.92	1.23
Distributions to shareholders from
Net investment income	(0.05)	(0.10)	(0.19)	(0.11)	(0.12)	(0.07)	(0.15)
Net asset value, end of period	$27.98	$25.54	$24.01	$18.42	$14.22	$14.32	$12.47
Total return[3]	9.75%	6.82%	31.65%	30.44%	0.01%	15.47%	11.13%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.19%	1.21%	1.21%	1.18%	1.22%	1.28%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income	0.30%	0.26%	0.53%	1.00%	0.55%	0.78%	1.11%
Supplemental data
Portfolio turnover rate	18%	55%	48%	25%	44%	23%	47%
Net assets, end of period (000s omitted)	$12,566	$12,830	$19,525	$10,636	$10,299	$9,582	$13,237

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage C&B Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$25.49	$23.95	$18.38	$14.19	$14.29	$12.44	$11.43
Net investment income	0.06	0.14	0.17 [2]	0.23	0.13	0.13 [2]	0.15 [2]
Net realized and unrealized gains (losses) on investments	2.45	1.55	5.64	4.11	(0.08)	1.82	1.10

Total from investment operations	2.51	1.69	5.81	4.34	0.05	1.95	1.25
Distributions to shareholders from
Net investment income	(0.13)	(0.15)	(0.24)	(0.15)	(0.15)	(0.10)	(0.24)
Net asset value, end of period	$27.87	$25.49	$23.95	$18.38	$14.19	$14.29	$12.44
Total return[3]	9.89%	7.09%	31.98%	30.80%	0.21%	15.78%	11.45%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.92%	0.95%	0.95%	0.92%	0.96%	1.02%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.54%	0.54%	0.82%	1.31%	0.76%	1.02%	1.41%
Supplemental data
Portfolio turnover rate	18%	55%	48%	25%	44%	23%	47%
Net assets, end of period (000s omitted)	$32,281	$33,881	$24,628	$24,983	$22,704	$34,910	$31,421

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
INVESTOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$25.38	$23.85	$18.30	$14.12	$14.22	$12.37	$11.34
Net investment income	0.03	0.05	0.10	0.16	0.07	0.08 [2]	0.11 [2]
Net realized and unrealized gains (losses) on investments	2.42	1.55	5.62	4.11	(0.09)	1.83	1.10

Total from investment operations	2.45	1.60	5.72	4.27	(0.02)	1.91	1.21
Distributions to shareholders from
Net investment income	(0.03)	(0.07)	(0.17)	(0.09)	(0.08)	(0.06)	(0.18)
Net asset value, end of period	$27.80	$25.38	$23.85	$18.30	$14.12	$14.22	$12.37
Total return[3]	9.67%	6.72%	31.55%	30.34%	(0.19)%	15.39%	11.09%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.41%	1.44%	1.45%	1.42%	1.49%	1.56%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	0.20%	0.18%	0.44%	0.91%	0.42%	0.64%	1.01%
Supplemental data
Portfolio turnover rate	18%	55%	48%	25%	44%	23%	47%
Net assets, end of period (000s omitted)	$121,673	$118,022	$120,811	$91,201	$80,622	$120,364	$163,708

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

20	Wells Fargo Advantage C&B Mid Cap Value Fund	Notes to financial statements (unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $102,106,131 with $18,815,810 expiring in 2016; $64,071,649 expiring in 2017; and $19,218,672 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Notes to financial statements (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	21
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :

Common stocks
Consumer discretionary	$22,537,228	$0	$0	$22,537,228
Energy	11,436,556	0	0	11,436,556
Financial	55,540,807	0	0	55,540,807
Health care	23,808,283	0	0	23,808,283
Industrials	38,320,970	0	0	38,320,970
Information technology	20,145,551	0	0	20,145,551
Materials	23,587,740	0	0	23,587,740

Short-term investments
Investment companies	2,021,926	15,755,925	0	17,777,851
Total assets	$197,399,061	$15,755,925	$0	$213,154,986

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2015, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Cooke & Beiler, L.P. is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

22	Wells Fargo Advantage C&B Mid Cap Value Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares, 1.15% for Administrator Class shares, 0.90% for Institutional Class shares, and 1.25% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2015, Funds Distributor received $1,551 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2015 were $33,270.899 and $44,192,180, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2015, the Fund paid $147 in commitment fees.

For the six months ended March 31, 2015, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage C&B Mid Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, , since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage C&B Mid Cap Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232703 05-15 SA228/SAR228 03-15

Wells Fargo Advantage Common Stock Fund

Semi-Annual Report

March 31, 2015

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The views expressed and any forward-looking statements are as of March 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Common Stock Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

Entering 2015, volatility became a more influential factor in domestic equities markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Common Stock Fund for the six-month period that ended March 31, 2015. Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

A strengthening U.S. economic recovery benefited U.S. equity investors.

U.S. stocks were boosted by positive data reflecting an economy continuing to strengthen. The last quarter of 2014 turned in a positive gross domestic product measurement. The 5.8% unemployment rate reported in November 2014 was down from 7.0% a year earlier. In 2015, initial jobless claims fell to 267,000 as of the week that ended January 24, 2015, the lowest level since 2000. The unemployment rate declined from 5.7% in January to 5.4% in March 2015. Meanwhile, U.S. companies continued to report strong earnings during the quarter, providing an additional catalyst for stocks.

The increased purchasing power of a stronger U.S. dollar and lower prices at the gasoline pump combined with improving economic growth to bolster consumer sentiment. The U.S. dollar gained 12% versus the euro in the first quarter of 2015 after gaining 27% from a year earlier. Oil prices fell below $50 a barrel during the first quarter of 2015. The Conference Board Consumer Confidence Index®, an assessment of consumers’ current and near-term attitudes about business activity, employment, and family income, ended the first quarter of 2015 at 101.4 in March, up from 98.8 in February. The increase in the index suggests an improving outlook among consumers who historically have been a driving force in economic growth.

The U.S. Federal Reserve (Fed) completed its quantitative easing (QE)-related bond-buying program in October 2014 but continued to hold short-term interest rates near zero throughout the period, a policy intended to support liquidity and lending in the economy. The Fed’s slower-than-expected approach to interest-rate hikes caused a sharp but temporary drop in the U.S. dollar in early 2015, which continued to gain strength during the quarter against the currencies of its major trading partners. While a strengthening dollar was good news for Americans traveling abroad last quarter, it added to investor angst because of the potentially adverse effects on the global profits of U.S. multinational corporations. In January, the benchmark 10-year Treasury note dropped below 2% for the first time since May 2013, with demand driving yields to as low as 1.68% that month before stabilizing to end the quarter just under 2%.

Entering 2015, volatility became a more influential factor in domestic equities markets. After losing ground in January, the major indexes had a strong February. March saw early losses, then solid gains, with the Russell Midcap® Index1 earning 3.95% for the quarter and 10.13% for the reporting period. By comparison, the S&P 500 Index2, a commonly referenced gauge of large-cap stock performance, earned 0.95% for the quarter and 5.93% for the six-month period that ended March 31, 2015.

As the U.S. economic recovery gained strength, economies in some other global markets struggled. In response, central banks in Europe, Japan, and China took

[1]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Common Stock Fund	3

steps to spark business activity and economic growth. The European Central Bank reduced interest rates in June and September 2014 and announced a QE bond-buying program early in 2015. While Japan’s economy rebounded from recession in the final quarter of 2014, the Bank of Japan maintained accommodative monetary policies because growth was weaker than expected. The People’s Bank of China reduced interest rates in November 2014 and February 2015 in an effort to spark increased economic activity; however, government officials lowered their previous projections for economic growth. U.S. investors in international equity markets saw positive returns in local-currency terms turn lower after translation into U.S. dollars because the U.S. dollar strengthened substantially.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Common Stock Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Ann M. Miletti

Average annual total returns1 (%) as of March 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SCSAX)	11-30-2000	0.71	12.08	9.73	6.85	13.42	10.38	1.30	1.27
Class B (SCSKX)*	11-30-2000	1.00	12.30	9.79	6.00	12.55	9.79	2.05	2.02
Class C (STSAX)	11-30-2000	5.05	12.56	9.55	6.05	12.56	9.55	2.05	2.02
Class R6 (SCSRX)	6-28-2013	–	–	–	7.34	13.85	10.60	0.82	0.82
Administrator Class (SCSDX)	7-30-2010	–	–	–	7.05	13.59	10.47	1.14	1.11
Institutional Class (SCNSX)	7-30-2010	–	–	–	7.31	13.83	10.59	0.87	0.87
Investor Class (STCSX)	12-29-1989	–	–	–	6.80	13.36	10.35	1.36	1.30
Russell 2500TM Index[4]	–	–	–	–	10.07	15.48	9.62	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Common Stock Fund	5

Ten largest holdings[5] (%) as of March 31, 2015
Haemonetics Corporation	1.84
Harman International Industries Incorporated	1.67
Laboratory Corporation of America Holdings	1.64
Diebold Incorporated	1.59
E*TRADE Financial Corporation	1.57
First Horizon National Corporation	1.55
Reinsurance Group of America Incorporated	1.53
The Babcock & Wilcox Company	1.53
Arch Capital Group Limited	1.52
Steelcase Incorporated Class A	1.50

Sector distribution[6] as of March 31, 2015

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns would be higher. Historical performance shown for Administrator Class and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, the returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The Adviser has committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.26% for Class A, 2.01% for Class B, 2.01% for Class C, 0.85% for Class R6, 1.10% for Administrator Class, 0.90% for Institutional Class, and 1.29% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Common Stock Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2014 to March 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2014	Ending account value 3-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,081.43	$6.54	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.34	1.26%
Class B
Actual	$1,000.00	$1,077.15	$10.41	2.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.91	$10.10	2.01%
Class C
Actual	$1,000.00	$1,077.15	$10.41	2.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.91	$10.10	2.01%
Class R6
Actual	$1,000.00	$1,084.00	$4.16	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03	0.80%
Administrator Class
Actual	$1,000.00	$1,082.49	$5.71	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Institutional Class
Actual	$1,000.00	$1,083.68	$4.42	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%
Investor Class
Actual	$1,000.00	$1,081.07	$6.69	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.49	1.29%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Common Stock Fund	7

Security name	Shares	Value

Common Stocks: 92.48%

Consumer Discretionary: 17.35%

Diversified Consumer Services: 2.28%
Apollo Education Group Incorporated †	882,980	$16,705,982
Houghton Mifflin Harcourt Company †	811,687	19,058,411

		35,764,393

Hotels, Restaurants & Leisure: 2.65%
Panera Bread Company Class A †	63,177	10,108,004
Royal Caribbean Cruises Limited	237,946	19,475,880
Wynn Resorts Limited	96,171	12,106,005

		41,689,889

Household Durables: 4.33%
Harman International Industries Incorporated	196,641	26,277,137
MDC Holdings Incorporated «	784,630	22,361,955
Mohawk Industries Incorporated †	104,200	19,355,150

		67,994,242

Media: 2.22%
Interpublic Group of Companies Incorporated	855,247	18,918,064
Scripps Networks Interactive Incorporated Class A	233,643	16,018,564

		34,936,628

Specialty Retail: 4.60%
Express Incorporated †	1,190,382	19,677,014
Tractor Supply Company	165,285	14,059,142
Urban Outfitters Incorporated †	492,757	22,494,357
Vitamin Shoppe Incorporated †	387,826	15,974,553

		72,205,066

Textiles, Apparel & Luxury Goods: 1.27%
PVH Corporation	186,600	19,884,096

Consumer Staples: 2.22%

Food & Staples Retailing: 1.13%
The Fresh Market Incorporated †«	437,153	17,765,898

Household Products: 1.09%
Church & Dwight Company Incorporated	200,615	17,136,533

Energy: 4.45%

Energy Equipment & Services: 2.09%
Helmerich & Payne Incorporated «	235,860	16,054,990
Superior Energy Services Incorporated	753,090	16,824,031

		32,879,021

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Common Stock Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 2.36%
Cimarex Energy Company	179,970	$20,712,747
Southwestern Energy Company †	702,297	16,286,267

		36,999,014

Financials: 18.23%

Banks: 5.55%
First Horizon National Corporation	1,698,005	24,264,491
MB Financial Incorporated	672,460	21,054,723
National Bank Holdings Corporation Class A	1,001,036	18,829,487
TCF Financial Corporation	1,464,050	23,014,866

		87,163,567

Capital Markets: 3.87%
E*TRADE Financial Corporation †	861,635	24,603,987
Evercore Partners Incorporated Class A	337,875	17,454,623
Waddell & Reed Financial Incorporated Class A	376,465	18,650,076

		60,708,686

Insurance: 7.91%
Arch Capital Group Limited †	387,252	23,854,723
CNO Financial Group Incorporated	1,331,165	22,922,661
Reinsurance Group of America Incorporated	257,646	24,010,031
RenaissanceRe Holdings Limited	150,882	15,047,462
The Progressive Corporation	795,765	21,644,808
Willis Group Holdings plc	348,168	16,774,734

		124,254,419

REITs: 0.90%
Campus Crest Communities Incorporated	1,965,787	14,075,035

Health Care: 10.64%

Health Care Equipment & Supplies: 6.66%
DENTSPLY International Incorporated	414,034	21,070,190
Haemonetics Corporation †	641,925	28,835,271
HeartWare International Incorporated †	129,748	11,387,982
Hologic Incorporated †	636,490	21,020,082
Thoratec Corporation †	531,657	22,271,112

		104,584,637

Health Care Providers & Services: 2.87%
Laboratory Corporation of America Holdings †	204,155	25,741,904
Universal Health Services Incorporated Class B	163,201	19,210,390

		44,952,294

Life Sciences Tools & Services: 1.11%
PerkinElmer Incorporated	340,836	17,430,353

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Common Stock Fund	9

Security name	Shares	Value

Industrials: 14.08%

Aerospace & Defense: 0.74%
B/E Aerospace Incorporated	183,616	$11,681,650

Airlines: 1.08%
United Continental Holdings Incorporated †	252,266	16,964,889

Commercial Services & Supplies: 3.15%
Herman Miller Incorporated	221,286	6,142,899
Republic Services Incorporated	488,557	19,815,872
Steelcase Incorporated Class A	1,243,938	23,560,186

		49,518,957

Electrical Equipment: 2.64%
Sensata Technologies Holding NV †	302,611	17,385,002
The Babcock & Wilcox Company	748,143	24,007,909

		41,392,911

Machinery: 2.33%
Allison Transmission Holdings Incorporated	622,739	19,890,284
Wabash National Corporation †	1,179,413	16,629,723

		36,520,007

Road & Rail: 1.96%
Hertz Global Holdings Incorporated †	930,547	20,174,259
Ryder System Incorporated	112,192	10,645,899

		30,820,158

Trading Companies & Distributors: 2.18%
GATX Corporation	402,108	23,314,222
MRC Global Incorporated †	920,358	10,906,242

		34,220,464

Information Technology: 19.48%

Electronic Equipment, Instruments & Components: 0.98%
Trimble Navigation Limited †	612,008	15,422,602

Internet Software & Services: 1.23%
HomeAway Incorporated †	640,712	19,330,281

IT Services: 6.66%
Amdocs Limited	412,109	22,418,730
CoreLogic Incorporated †	654,280	23,076,456
Gartner Incorporated †	209,978	17,606,655
Global Payments Incorporated	235,568	21,596,874
Sabre Corporation	816,167	19,832,858

		104,531,573

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Common Stock Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 4.86%
Integrated Device Technology Incorporated †		609,058	$12,193,341
Maxim Integrated Products Incorporated		531,522	18,502,281
ON Semiconductor Corporation †		1,891,885	22,910,727
Skyworks Solutions Incorporated		230,806	22,685,922

			76,292,271

Software: 4.16%
Nuance Communications Incorporated †		1,423,820	20,431,817
Red Hat Incorporated †		303,117	22,961,113
Solera Holdings Incorporated		424,979	21,954,415

			65,347,345

Technology Hardware, Storage & Peripherals: 1.59%
Diebold Incorporated		704,143	24,968,911

Materials: 6.03%

Chemicals: 2.47%
Huntsman Corporation		891,174	19,757,328
International Flavors & Fragrances Incorporated		161,828	18,998,607

			38,755,935

Containers & Packaging: 1.38%
Crown Holdings Incorporated †		399,527	21,582,449

Metals & Mining: 2.18%
Royal Gold Incorporated		176,539	11,141,376
Steel Dynamics Incorporated		1,152,137	23,157,954

			34,299,330

Total Common Stocks (Cost $1,058,280,289)			1,452,073,504

Exchange-Traded Funds: 3.68%
iShares Russell 2000 Index ETF		151,589	18,850,091
SPDR Dow Jones REIT ETF «		219,368	20,745,632
SPDR S&P Biotech ETF «		80,680	18,193,340

Total Exchange-Traded Funds (Cost $45,416,756)			57,789,063

	Yield
Short-Term Investments: 8.87%

Investment Companies: 8.87%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%	58,604,563	58,604,563
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10	80,663,930	80,663,930

Total Short-Term Investments (Cost $139,268,493)			139,268,493

Total investments in securities (Cost $1,242,965,538) *	105.03%	1,649,131,060
Other assets and liabilities, net	(5.03)	(78,929,297)

Total net assets	100.00%	$1,570,201,763

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Common Stock Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,245,058,782 and unrealized gains (losses) consists of:

Gross unrealized gains	$466,593,556
Gross unrealized losses	(62,521,278)

Net unrealized gains	$404,072,278

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Common Stock Fund	Statement of assets and liabilities—March 31, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $57,359,489 of securities loaned), at value (cost $1,103,697,045)	$1,509,862,567
In affiliated securities, at value (cost $139,268,493)	139,268,493

Total investments, at value (cost $1,242,965,538)	1,649,131,060
Receivable for investments sold	2,958,381
Receivable for Fund shares sold	471,971
Receivable for dividends	857,219
Receivable for securities lending income	54,832
Prepaid expenses and other assets	53,192

Total assets	1,653,526,655

Liabilities
Payable for investments purchased	21,880,717
Payable for Fund shares redeemed	1,192,224
Payable upon receipt of securities loaned	58,604,563
Advisory fee payable	883,745
Distribution fees payable	19,370
Administration fees payable	402,284
Accrued expenses and other liabilities	341,989

Total liabilities	83,324,892

Total net assets	$1,570,201,763

NET ASSETS CONSIST OF
Paid-in capital	$1,072,167,777
Accumulated net investment loss	(668,167)
Accumulated net realized gains on investments	92,536,631
Net unrealized gains on investments	406,165,522

Total net assets	$1,570,201,763

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$189,219,612
Shares outstanding – Class A1	7,951,288
Net asset value per share – Class A	$23.80
Maximum offering price per share – Class A2	$25.25
Net assets – Class B	$193,480
Shares outstanding – Class B1	9,850
Net asset value per share – Class B	$19.64
Net assets – Class C	$30,200,345
Shares outstanding – Class C1	1,537,587
Net asset value per share – Class C	$19.64
Net assets – Class R6	$102,412,320
Shares outstanding – Class R6[1]	4,200,709
Net asset value per share – Class R6	$24.38
Net assets – Administrator Class	$38,107,458
Shares outstanding – Administrator Class[1]	1,586,013
Net asset value per share – Administrator Class	$24.03
Net assets – Institutional Class	$225,346,878
Shares outstanding – Institutional Class[1]	9,254,998
Net asset value per share – Institutional Class	$24.35
Net assets – Investor Class	$984,721,670
Shares outstanding – Investor Class[1]	40,283,441
Net asset value per share – Investor Class	$24.44

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2015 (unaudited)	Wells Fargo Advantage Common Stock Fund	13

Investment income
Dividends (net of foreign withholding taxes of $4,141)	$8,472,962
Securities lending income, net	287,454
Income from affiliated securities	28,683

Total investment income	8,789,099

Expenses
Advisory fee	5,483,816
Administration fees
Fund level	393,065
Class A	300,775
Class B	305
Class C	38,693
Class R6	14,348
Administrator Class	20,515
Institutional Class	87,914
Investor Class	1,527,087
Shareholder servicing fees
Class A	289,207
Class B	293
Class C	37,205
Administrator Class	51,287
Investor Class	1,187,057
Distribution fees
Class B	880
Class C	111,616
Custody and accounting fees	43,707
Professional fees	23,396
Registration fees	32,911
Shareholder report expenses	33,839
Trustees’ fees and expenses	5,114
Other fees and expenses	11,716

Total expenses	9,694,746
Less: Fee waivers and/or expense reimbursements	(242,392)

Net expenses	9,452,354

Net investment loss	(663,255)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	124,437,036
Net change in unrealized gains (losses) on investments	602,300

Net realized and unrealized gains (losses) on investments	125,039,336

Net increase in net assets resulting from operations	$124,376,081

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Common Stock Fund	Statement of changes in net assets

	Six months ended March 31, 2015 (unaudited)		Year ended September 30, 2014

Operations
Net investment loss		$(663,255)		$(3,506,640)
Net realized gains on investments		124,437,036		180,261,128
Net change in unrealized gains (losses) on investments		602,300		(21,569,457)

Net increase in net assets resulting from operations		124,376,081		155,185,031

Distributions to shareholders from
Net realized gains
Class A		(31,096,050)		(23,563,784)
Class B		(33,224)		(48,358)
Class C		(3,921,593)		(2,863,640)
Class R6		(10,389,502)		(6,412,457)
Administrator Class		(4,624,038)		(3,093,791)
Institutional Class		(24,118,158)		(16,364,757)
Investor Class		(103,908,119)		(76,153,892)

Total distributions to shareholders		(178,090,684)		(128,500,679)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	791,199	18,605,441	1,906,863	47,333,361
Class B	58	1,130	1,604	34,770
Class C	84,807	1,636,222	151,598	3,204,286
Class R6	334,078	8,043,030	4,157,524	108,751,854
Administrator Class	140,783	3,314,413	960,741	24,486,805
Institutional Class	702,021	17,451,506	2,110,163	53,200,949
Investor Class	718,447	17,465,199	1,403,415	35,757,343

		66,516,941		272,769,368

Reinvestment of distributions
Class A	1,388,863	30,846,648	981,487	23,202,372
Class B	1,809	33,224	2,398	48,358
Class C	180,879	3,322,741	119,275	2,405,786
Class R6	457,284	10,389,502	266,963	6,412,457
Administrator Class	204,831	4,590,258	117,649	2,800,043
Institutional Class	1,043,559	23,678,356	681,502	16,362,862
Investor Class	4,384,152	100,002,330	3,036,465	73,573,529

		172,863,059		124,805,407

Payment for shares redeemed
Class A	(5,424,416)	(124,835,802)	(3,669,323)	(91,720,868)
Class B	(6,075)	(119,006)	(14,528)	(305,818)
Class C	(167,077)	(3,308,220)	(224,248)	(4,766,078)
Class R6	(357,960)	(8,630,913)	(658,275)	(16,801,202)
Administrator Class	(575,331)	(13,860,583)	(274,181)	(6,849,148)
Institutional Class	(1,342,601)	(32,746,920)	(1,910,120)	(49,279,081)
Investor Class	(2,353,044)	(57,194,913)	(4,259,222)	(108,394,726)

		(240,696,357)		(278,116,921)

Net increase (decrease) in net assets resulting from capital share transactions		(1,316,357)		119,457,854

Total increase (decrease) in net assets		(55,030,960)		146,142,206

Net assets
Beginning of period		1,625,232,723		1,479,090,517

End of period		$1,570,201,763		$1,625,232,723

Accumulated net investment loss		$(668,167)		$(4,912)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Common Stock Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$24.79	$24.45	$21.18	$17.15	$18.20	$15.10	$12.26
Net investment income (loss)	(0.01)	(0.07)	(0.02)	(0.04)	(0.06)	(0.04)	0.02 [2]
Net realized and unrealized gains (losses) on investments	1.83	2.48	4.72	5.33	(0.74)	3.16	2.82

Total from investment operations	1.82	2.41	4.70	5.29	(0.80)	3.12	2.84
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.02)	0.00
Net realized gains	(2.81)	(2.07)	(1.43)	(1.26)	(0.25)	0.00	0.00

Total distributions to shareholders	(2.81)	(2.07)	(1.43)	(1.26)	(0.25)	(0.02)	0.00
Net asset value, end of period	$23.80	$24.79	$24.45	$21.18	$17.15	$18.20	$15.10
Total return[3]	8.14%	10.26%	23.72%	31.90%	(4.61)%	20.80%	23.08%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.28%	1.30%	1.31%	1.30%	1.33%	1.37%
Net expenses	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%
Net investment income (loss)	(0.15)%	(0.27)%	(0.05)%	(0.16)%	(0.24)%	(0.25)%	0.19%
Supplemental data
Portfolio turnover rate	30%	38%	40%	30%	41%	47%	58%
Net assets, end of period (000s omitted)	$189,220	$277,517	$292,806	$207,668	$153,921	$123,495	$112,900

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
CLASS B		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$21.02	$21.18	$18.67	$15.35	$16.44	$13.71	$11.23
Net investment loss	(0.09)[2]	(0.22)[2]	(0.15)[2]	(0.17)[2]	(0.20)[2]	(0.14)[2]	(0.06)[2]
Net realized and unrealized gains (losses) on investments	1.52	2.13	4.09	4.75	(0.64)	2.87	2.54

Total from investment operations	1.43	1.91	3.94	4.58	(0.84)	2.73	2.48
Distributions to shareholders from
Net realized gains	(2.81)	(2.07)	(1.43)	(1.26)	(0.25)	0.00	0.00
Net asset value, end of period	$19.64	$21.02	$21.18	$18.67	$15.35	$16.44	$13.71
Total return[3]	7.71%	9.42%	22.78%	30.87%	(5.29)%	19.91%	22.08%
Ratios to average net assets (annualized)
Gross expenses	2.02%	2.03%	2.05%	2.05%	2.05%	2.08%	2.12%
Net expenses	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%
Net investment loss	(0.92)%	(1.03)%	(0.78)%	(0.96)%	(1.13)%	(1.02)%	(0.51)%
Supplemental data
Portfolio turnover rate	30%	38%	40%	30%	41%	47%	58%
Net assets, end of period (000s omitted)	$193	$296	$521	$806	$1,655	$11,302	$12,487

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Common Stock Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$21.02	$21.18	$18.67	$15.35	$16.44	$13.71	$11.23
Net investment loss	(0.09)[2]	(0.22)[2]	(0.16)[2]	(0.16)[2]	(0.18)[2]	(0.14)[2]	(0.06)[2]
Net realized and unrealized gains (losses) on investments	1.52	2.13	4.10	4.74	(0.66)	2.87	2.54

Total from investment operations	1.43	1.91	3.94	4.58	(0.84)	2.73	2.48
Distributions to shareholders from
Net realized gains	(2.81)	(2.07)	(1.43)	(1.26)	(0.25)	0.00	0.00
Net asset value, end of period	$19.64	$21.02	$21.18	$18.67	$15.35	$16.44	$13.71
Total return[3]	7.71%	9.42%	22.78%	30.95%	(5.35)%	20.00%	21.99%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.03%	2.05%	2.06%	2.05%	2.08%	2.12%
Net expenses	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%
Net investment loss	(0.89)%	(1.01)%	(0.81)%	(0.92)%	(1.01)%	(1.01)%	(0.56)%
Supplemental data
Portfolio turnover rate	30%	38%	40%	30%	41%	47%	58%
Net assets, end of period (000s omitted)	$30,200	$30,245	$29,483	$20,080	$17,887	$17,976	$11,750

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30
CLASS R6		2014	2013[1]
Net asset value, beginning of period	$25.27	$24.78	$22.83
Net investment income	0.03	0.07 [2]	0.01
Net realized and unrealized gains (losses) on investments	1.89	2.49	1.94

Total from investment operations	1.92	2.56	1.95
Distributions to shareholders from
Net realized gains	(2.81)	(2.07)	0.00
Net asset value, end of period	$24.38	$25.27	$24.78
Total return[3]	8.40%	10.76%	8.54%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.81%
Net expenses	0.80%	0.80%	0.81%
Net investment income	0.32%	0.27%	0.18%
Supplemental data
Portfolio turnover rate	30%	38%	40%
Net assets, end of period (000s omitted)	$102,412	$95,213	$27

[1]	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Common Stock Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$24.98	$24.59	$21.26	$17.18	$18.20	$17.49
Net investment income (loss)	0.02	(0.02)[2]	0.01	0.01	(0.01)[2]	0.01 [2]
Net realized and unrealized gains (losses) on investments	1.84	2.48	4.75	5.33	(0.76)	0.70

Total from investment operations	1.86	2.46	4.76	5.34	(0.77)	0.71
Distributions to shareholders from
Net realized gains	(2.81)	(2.07)	(1.43)	(1.26)	(0.25)	0.00
Net asset value, end of period	$24.03	$24.98	$24.59	$21.26	$17.18	$18.20
Total return[3]	8.25%	10.41%	23.92%	32.15%	(4.44)%	4.06%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.11%	1.11%	1.10%	1.10%	1.18%
Net expenses	1.10%	1.09%	1.09%	1.07%	1.09%	1.07%
Net investment income (loss)	0.01%	(0.07)%	0.11%	0.01%	(0.05)%	0.19%
Supplemental data
Portfolio turnover rate	30%	38%	40%	30%	41%	47%
Net assets, end of period (000s omitted)	$38,107	$45,364	$24,871	$19,428	$19,044	$10

[1]	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$25.25	$24.77	$21.37	$17.23	$18.21	$17.49
Net investment income	0.03 [2]	0.03	0.07 [2]	0.06 [2]	0.01	0.02 [2]
Net realized and unrealized gains (losses) on investments	1.88	2.52	4.76	5.34	(0.74)	0.70

Total from investment operations	1.91	2.55	4.83	5.40	(0.73)	0.72
Distributions to shareholders from
Net realized gains	(2.81)	(2.07)	(1.43)	(1.26)	(0.25)	0.00
Net asset value, end of period	$24.35	$25.25	$24.77	$21.37	$17.23	$18.21
Total return[3]	8.37%	10.72%	24.14%	32.42%	(4.22)%	4.12%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.87%	0.88%	0.87%	0.94%
Net expenses	0.85%	0.85%	0.87%	0.88%	0.87%	0.89%
Net investment income	0.27%	0.14%	0.33%	0.28%	0.29%	0.60%
Supplemental data
Portfolio turnover rate	30%	38%	40%	30%	41%	47%
Net assets, end of period (000s omitted)	$225,347	$223,525	$197,453	$86,645	$16,475	$327

[1]	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Common Stock Fund	21

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
INVESTOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$25.39	$25.00	$21.64	$17.50	$18.57	$15.41	$12.53
Net investment income (loss)	(0.02)	(0.08)	(0.02)	(0.04)	(0.06)	(0.05)[2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	1.88	2.54	4.81	5.44	(0.76)	3.23	2.86

Total from investment operations	1.86	2.46	4.79	5.40	(0.82)	3.18	2.88
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.02)	0.00
Net realized gains	(2.81)	(2.07)	(1.43)	(1.26)	(0.25)	0.00	0.00

Total distributions to shareholders	(2.81)	(2.07)	(1.43)	(1.26)	(0.25)	(0.02)	0.00
Net asset value, end of period	$24.44	$25.39	$25.00	$21.64	$17.50	$18.57	$15.41
Total return[3]	8.11%	10.23%	23.63%	31.89%	(4.62)%	20.73%	22.91%
Ratios to average net assets (annualized)
Gross expenses	1.34%	1.34%	1.35%	1.37%	1.36%	1.43%	1.47%
Net expenses	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%
Net investment income (loss)	(0.17)%	(0.29)%	(0.08)%	(0.20)%	(0.29)%	(0.30)%	0.17%
Supplemental data
Portfolio turnover rate	30%	38%	40%	30%	41%	47%	58%
Net assets, end of period (000s omitted)	$984,722	$953,073	$933,930	$817,678	$723,711	$761,497	$657,333

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Common Stock Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Common Stock Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage Common Stock Fund	23

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $1,382,918 with $691,459 expiring in 2015 and $691,459 expiring in 2016.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Advantage Common Stock Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$272,474,314	$0	$0	$272,474,314
Consumer staples	34,902,431	0	0	34,902,431
Energy	69,878,035	0	0	69,878,035
Financials	286,201,707	0	0	286,201,707
Health care	166,967,284	0	0	166,967,284
Industrials	221,119,036	0	0	221,119,036
Information technology	305,892,983	0	0	305,892,983
Materials	94,637,714	0	0	94,637,714

Exchange-traded funds	57,789,063	0	0	57,789,063

Short-term investments
Investment companies	80,663,930	58,604,563	0	139,268,493
Total assets	$1,590,526,497	$58,604,563	$0	$1,649,131,060

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2015, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Notes to financial statements (unaudited)	Wells Fargo Advantage Common Stock Fund	25

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.26% for Class A shares, 2.01% for Class B shares, 2.01% for Class C shares, 0.85% for Class R6 shares, 1.10% for Administrator Class shares, 0.90% for Institutional Class shares, and 1.29% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2015, Funds Distributor received $1,910 from the sale of Class A shares and $164 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2015 were $452,542,945 and $604,312,261, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2015, the Fund paid $1,221 in commitment fees.

For the six months ended March 31, 2015, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Common Stock Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Common Stock Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Common Stock Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Common Stock Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232704 05-15 SA229/SAR229 03-15

Wells Fargo Advantage Discovery FundSM

Semi-Annual Report

March 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Discovery Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

Entering 2015, volatility became a more influential factor in domestic equities markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Discovery Fund for the six-month period that ended March 31, 2015. Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

A strengthening U.S. economic recovery benefited U.S. equity investors.

U.S. stocks were boosted by positive data reflecting an economy continuing to strengthen. The last quarter of 2014 turned in a positive gross domestic product measurement. The 5.8% unemployment rate reported in November 2014 was down from 7.0% a year earlier. In 2015, initial jobless claims fell to 267,000 as of the week that ended January 24, 2015, the lowest level since 2000. The unemployment rate declined from 5.7% in January to 5.4% in March 2015. Meanwhile, U.S. companies continued to report strong earnings during the quarter, providing an additional catalyst for stocks.

The increased purchasing power of a stronger U.S. dollar and lower prices at the gasoline pump combined with improving economic growth to bolster consumer sentiment. The U.S. dollar gained 12% versus the euro in the first quarter of 2015 after gaining 27% from a year earlier. Oil prices fell below $50 a barrel during the first quarter of 2015. The Conference Board Consumer Confidence Index®, an assessment of consumers’ current and near-term attitudes about business activity, employment, and family income, ended the first quarter of 2015 at 101.4 in March, up from 98.8 in February. The increase in the index suggests an improving outlook among consumers who historically have been a driving force in economic growth.

The U.S. Federal Reserve (Fed) completed its quantitative easing (QE)-related bond-buying program in October 2014 but continued to hold short-term interest rates near zero throughout the period, a policy intended to support liquidity and lending in the economy. The Fed’s slower-than-expected approach to interest-rate hikes caused a sharp but temporary drop in the U.S. dollar in early 2015, which continued to gain strength during the quarter against the currencies of its major trading partners. While a strengthening dollar was good news for Americans traveling abroad last quarter, it added to investor angst because of the potentially adverse effects on the global profits of U.S. multinational corporations. In January, the benchmark 10-year Treasury note dropped below 2% for the first time since May 2013, with demand driving yields to as low as 1.68% that month before stabilizing to end the quarter just under 2%.

Entering 2015, volatility became a more influential factor in domestic equities markets. After losing ground in January, the major indexes had a strong February. March saw early losses, then solid gains, with the Russell Midcap® Index1 earning 3.95% for the quarter and 10.13% for the reporting period. By comparison, the S&P 500 Index2, a commonly referenced gauge of large-cap stock performance, earned 0.95% for the quarter and 5.93% for the six-month period that ended
March 31, 2015.

As the U.S. economic recovery gained strength, economies in some other global markets struggled. In response, central banks in Europe, Japan, and China took steps to spark business activity and economic growth. The European Central Bank

[1]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Discovery Fund	3

reduced interest rates in June and September 2014 and announced a QE bond-buying program early in 2015. While Japan’s economy rebounded from recession in the final quarter of 2014, the Bank of Japan maintained accommodative monetary policies because growth was weaker than expected. The People’s Bank of China reduced interest rates in November 2014 and February 2015 in an effort to spark increased economic activity; however, government officials lowered their previous projections for economic growth. U.S. investors in international equity markets saw positive returns in local-currency terms turn lower after translation into U.S. dollars because the U.S. dollar strengthened substantially.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Discovery Fund	Performance highlights (unaudited)

The Fund is closed to most new investors1.

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Chris Warner, CFA

Average annual total returns2 (%) as of March 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFDAX)	7-31-2007	2.33	15.80	10.81	8.58	17.18	11.46	1.25	1.22
Class C (WDSCX)	7-31-2007	6.75	16.29	10.63	7.75	16.29	10.63	2.00	1.97
Class R6 (WFDRX)	6-28-2013	–	–	–	9.05	17.65	11.89	0.77	0.77
Administrator Class (WFDDX)	4-8-2005	–	–	–	8.69	17.32	11.64	1.09	1.09
Institutional Class (WFDSX)	8-31-2006	–	–	–	9.00	17.63	11.87	0.82	0.82
Investor Class (STDIX)	12-31-1987	–	–	–	8.52	17.10	11.39	1.31	1.28
Russell 2500TM Growth Index[5]	–	–	–	–	13.83	16.97	10.64	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Discovery Fund	5

Ten largest holdings[6] (%) as of March 31, 2015
Cinemark Holdings Incorporated	2.25
Wabtec Corporation	2.20
CoStar Group Incorporated	2.08
SEI Investments Company	1.90
Old Dominion Freight Line Incorporated	1.88
Servicemaster Global Holdings Incorporated	1.78
Carlisle Companies Incorporated	1.73
Acuity Brands Incorporated	1.68
Carter’s Incorporated	1.66
Tableau Software Incorporated Class A	1.64

Sector distribution[7] as of March 31, 2015

[1]	Please see the Fund’s current Statement of Additional Information for further details.

[2]	Historical performance shown for Class A and Administrator Class shares prior to their inception reflects the performance of Investor Class shares and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The Adviser has committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.22% for Class A, 1.97% for Class C, 0.84% for Class R6, 1.15% for Administrator Class, 0.89% for Institutional Class, and 1.28% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Russell 2500™ Growth Index measures the performance of those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Discovery Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2014 to March 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2014	Ending account value 3-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,121.04	$6.45	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14	1.22%
Class C
Actual	$1,000.00	$1,116.91	$10.40	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.11	$9.90	1.97%
Class R6
Actual	$1,000.00	$1,123.45	$4.02	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.14	$3.83	0.76%
Administrator Class
Actual	$1,000.00	$1,121.80	$5.71	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44	1.08%
Institutional Class
Actual	$1,000.00	$1,123.24	$4.29	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.08	0.81%
Investor Class
Actual	$1,000.00	$1,120.98	$6.77	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.44	1.28%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Discovery Fund	7

Security name	Shares	Value

Common Stocks: 99.71%

Consumer Discretionary: 26.83%

Auto Components: 1.37%
Gentherm Incorporated †	943,534	$47,657,902

Diversified Consumer Services: 3.13%
Bright Horizons Family Solutions Incorporated †	915,556	46,940,556
Servicemaster Global Holdings Incorporated †	1,828,313	61,705,564

		108,646,120

Hotels, Restaurants & Leisure: 3.52%
Dave & Buster Entertainment Incorporated †	850,300	25,900,138
Domino’s Pizza Incorporated	474,647	47,725,756
Extended Stay America Incorporated	944,571	18,447,472
Krispy Kreme Doughnuts Incorporated †	1,513,102	30,246,909

		122,320,275

Household Durables: 2.10%
Harman International Industries Incorporated	311,300	41,599,019
Jarden Corporation †	593,490	31,395,621

		72,994,640

Internet & Catalog Retail: 2.12%
MakeMyTrip Limited †	1,473,594	32,360,124
Vipshop Holdings Limited †	1,403,810	41,328,166

		73,688,290

Leisure Products: 2.24%
Brunswick Corporation	547,200	28,153,440
Polaris Industries Incorporated	353,176	49,833,134

		77,986,574

Media: 2.25%
Cinemark Holdings Incorporated	1,733,851	78,144,665

Specialty Retail: 4.71%
Brown Shoe Company Incorporated	874,200	28,673,760
Lithia Motors Incorporated Class A	503,918	50,094,488
Restoration Hardware Holdings Incorporated †	451,846	44,818,605
The Michaels Companies Incorporated †	1,476,946	39,966,159

		163,553,012

Textiles, Apparel & Luxury Goods: 5.39%
Carter’s Incorporated	622,673	57,578,572
Columbia Sportswear Company	710,671	43,279,864
Kate Spade & Company †	1,399,595	46,732,477
Under Armour Incorporated Class A †	489,686	39,542,145

		187,133,058

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Discovery Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Shares	Value

Consumer Staples: 1.23%

Beverages: 1.23%
Constellation Brands Incorporated Class A †	367,857	$42,748,662

Energy: 2.61%

Oil, Gas & Consumable Fuels: 2.61%
Delek US Holdings Incorporated	452,249	17,976,898
Diamondback Energy Incorporated †	722,665	55,529,579
Sanchez Energy Corporation «†	1,324,485	17,231,550

		90,738,027

Financials: 4.48%

Capital Markets: 3.90%
Affiliated Managers Group Incorporated †	166,007	35,654,983
Raymond James Financial Incorporated	599,960	34,065,729
SEI Investments Company	1,496,299	65,971,823

		135,692,535

Real Estate Management & Development: 0.58%
Howard Hughes Corporation †	129,368	20,054,627

Health Care: 22.91%

Biotechnology: 8.31%
Achillion Pharmaceuticals Incorporated †	1,432,997	14,129,350
Alnylam Pharmaceuticals Incorporated †	358,863	37,472,474
AMAG Pharmaceuticals Incorporated «†	824,458	45,064,874
BioMarin Pharmaceutical Incorporated †	239,029	29,787,794
bluebird bio Incorporated †	198,700	23,996,999
Cepheid Incorporated †	866,050	49,278,245
Medivation Incorporated †	275,700	35,584,599
Novavax Incorporated †	3,527,645	29,173,624
Puma Biotechnology Incorporated †	102,822	24,277,302

		288,765,261

Health Care Equipment & Supplies: 6.39%
Alere Incorporated †	739,700	36,171,330
Align Technology Incorporated †	887,065	47,710,791
Cooper Companies Incorporated	288,894	54,144,513
DexCom Incorporated †	645,686	40,252,065
IDEXX Laboratories Incorporated †	283,000	43,717,840

		221,996,539

Health Care Providers & Services: 4.32%
Community Health Systems Incorporated †	913,200	47,742,096
Envision Healthcare Holdings Incorporated †	1,341,205	51,435,212
VCA Incorporated †	928,313	50,890,119

		150,067,427

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Discovery Fund	9

Security name	Shares	Value

Health Care Technology: 1.02%
athenahealth Incorporated «†	298,047	$35,583,831

Pharmaceuticals: 2.87%
Catalent Incorporated †	1,053,829	32,826,773
GW Pharmaceuticals plc «†	164,861	15,023,783
Jazz Pharmaceuticals plc †	299,974	51,832,507

		99,683,063

Industrials: 15.70%

Aerospace & Defense: 2.27%
Huntington Ingalls Industries Incorporated	233,600	32,739,040
TASER International Incorporated «†	1,913,300	46,129,663

		78,868,703

Airlines: 1.51%
Spirit Airlines Incorporated †	677,318	52,397,320

Building Products: 1.13%
Allegion plc	640,200	39,161,034

Electrical Equipment: 1.68%
Acuity Brands Incorporated	347,592	58,451,071

Industrial Conglomerates: 1.73%
Carlisle Companies Incorporated	649,079	60,124,188

Machinery: 5.50%
Allison Transmission Holdings Incorporated	1,245,300	39,774,882
Proto Labs Incorporated «†	535,864	37,510,480
Snap-on Incorporated	252,814	37,178,827
Wabtec Corporation	805,615	76,541,481

		191,005,670

Road & Rail: 1.88%
Old Dominion Freight Line Incorporated †	847,199	65,488,483

Information Technology: 22.06%

Communications Equipment: 1.40%
Palo Alto Networks Incorporated †	332,751	48,608,266

Electronic Equipment, Instruments & Components: 1.52%
Cognex Corporation †	1,065,090	52,817,813

Internet Software & Services: 2.08%
CoStar Group Incorporated †	366,207	72,446,731

IT Services: 5.34%
EPAM Systems Incorporated †	587,600	36,014,004
Euronet Worldwide Incorporated †	859,650	50,504,438
Vantiv Incorporated Class A †	1,337,785	50,434,495

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Discovery Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name		Shares	Value

IT Services (continued)
WEX Incorporated †		451,300	$48,451,568

			185,404,505

Semiconductors & Semiconductor Equipment: 2.64%
Qorvo Incorporated †		559,633	44,602,750
Tower Semiconductor Limited «†		1,454,300	24,694,014
Veeco Instruments Incorporated †		740,710	22,628,691

			91,925,455

Software: 9.08%
Cyberark Software Limited «†		671,459	37,312,977
Fleetmatics Group plc †		1,009,065	45,256,565
Guidewire Software Incorporated †		723,274	38,051,445
Mobileye NV «†		404,600	17,005,338
ServiceNow Incorporated †		448,210	35,309,984
Solera Holdings Incorporated		774,895	40,031,076
Splunk Incorporated †		766,800	45,394,560
Tableau Software Incorporated Class A †		616,690	57,056,159

			315,418,104

Materials: 2.45%

Chemicals: 1.32%
Axalta Coating Systems Limited †		1,653,641	45,673,564

Construction Materials: 1.13%
Vulcan Materials Company		466,800	39,351,240

Telecommunication Services: 1.44%

Wireless Telecommunication Services: 1.44%
SBA Communications Corporation Class A †		425,620	49,840,102

Total Common Stocks (Cost $2,748,973,895)			3,464,436,757

	Yield

Short-Term Investments: 5.02%

Investment Companies: 5.02%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%	163,608,100	163,608,100
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10	10,808,407	10,808,407

Total Short-Term Investments (Cost $174,416,507)			174,416,507

Total investments in securities (Cost $2,923,390,402) *	104.73%	3,638,853,264
Other assets and liabilities, net	(4.73)	(164,180,868)

Total net assets	100.00%	$3,474,672,396

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Discovery Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $2,931,090,957 and unrealized gains (losses) consists of:

Gross unrealized gains	$785,004,437
Gross unrealized losses	(77,242,130)

Net unrealized gains	$707,762,307

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Discovery Fund	Statement of assets and liabilities—March 31, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $159,560,941 of securities loaned), at value (cost $2,748,973,895)	$3,464,436,757
In affiliated securities, at value (cost $174,416,507)	174,416,507

Total investments, at value (cost $2,923,390,402)	3,638,853,264
Receivable for investments sold	46,559,100
Receivable for Fund shares sold	20,062,383
Receivable for dividends	150,233
Receivable for securities lending income	214,673
Prepaid expenses and other assets	164,611

Total assets	3,706,004,264

Liabilities
Payable for investments purchased	42,633,371
Payable for Fund shares redeemed	22,150,541
Payable upon receipt of securities loaned	163,608,100
Advisory fee payable	1,930,312
Distribution fee payable	52,111
Administration fees payable	572,720
Accrued expenses and other liabilities	384,713

Total liabilities	231,331,868

Total net assets	$3,474,672,396

NET ASSETS CONSIST OF
Paid-in capital	$2,695,828,392
Accumulated net investment loss	(17,298,949)
Accumulated net realized gains on investments	80,680,091
Net unrealized gains on investments	715,462,862

Total net assets	$3,474,672,396

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$338,759,677
Shares outstanding – Class A1	10,122,093
Net asset value per share – Class A	$33.47
Maximum offering price per share – Class A2	$35.51
Net assets – Class C	$81,068,325
Shares outstanding – Class C1	2,604,824
Net asset value per share – Class C	$31.12
Net assets – Class R6	$282,090,838
Shares outstanding – Class R6[1]	8,025,383
Net asset value per share – Class R6	$35.15
Net assets – Administrator Class	$664,800,251
Shares outstanding – Administrator Class[1]	19,435,926
Net asset value per share – Administrator Class	$34.20
Net assets – Institutional Class	$1,497,937,167
Shares outstanding – Institutional Class[1]	42,661,119
Net asset value per share – Institutional Class	$35.11
Net assets – Investor Class	$610,016,138
Shares outstanding – Investor Class[1]	18,370,125
Net asset value per share – Investor Class	$33.21

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2015 (unaudited)	Wells Fargo Advantage Discovery Fund	13

Investment income
Dividends	$11,717,019
Securities lending income, net	669,483
Income from affiliated securities	14,955

Total investment income	12,401,457

Expenses
Advisory fee	11,164,308
Administration fees
Fund level	843,282
Class A	435,250
Class C	106,910
Class R6	35,396
Administrator Class	337,713
Institutional Class	575,756
Investor Class	968,461
Shareholder servicing fees
Class A	418,510
Class C	102,798
Administrator Class	841,963
Investor Class	754,156
Distribution fee
Class C	308,394
Custody and accounting fees	91,800
Professional fees	24,086
Registration fees	110,176
Shareholder report expenses	80,140
Trustees’ fees and expenses	6,143
Other fees and expenses	24,117

Total expenses	17,229,359
Less: Fee waivers and/or expense reimbursements	(108,336)

Net expenses	17,121,023

Net investment loss	(4,719,566)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	105,339,936
Net change in unrealized gains (losses) on investments	291,686,464

Net realized and unrealized gains (losses) on investments	397,026,400

Net increase in net assets resulting from operations	$392,306,834

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Discovery Fund	Statement of changes in net assets

	Six months ended March 31, 2015 (unaudited)		Year ended September 30, 2014

Operations
Net investment loss		$(4,719,566)		$(24,674,953)
Net realized gains on investments		105,339,936		251,309,104
Net change in unrealized gains (losses) on investments		291,686,464		(163,265,630)

Net increase in net assets resulting from operations		392,306,834		63,368,521

Distributions to shareholders from
Net realized gains
Class A		(25,776,649)		(18,511,657)
Class C		(6,863,393)		(3,908,122)
Class R6		(17,262,427)		(229,375)
Administrator Class		(50,657,190)		(43,636,565)
Institutional Class		(106,198,751)		(67,126,218)
Investor Class		(47,364,647)		(44,953,612)

Total distributions to shareholders		(254,123,057)		(178,365,549)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,149,601	36,738,181	7,194,353	239,880,930
Class C	91,584	2,691,537	1,622,065	51,372,776
Class R6	1,454,496	50,179,643	6,927,824	238,614,217
Administrator Class	1,859,117	60,603,173	9,555,255	322,630,260
Institutional Class	4,497,576	152,513,913	21,122,614	729,415,487
Investor Class	511,017	16,328,132	6,373,102	212,464,614

		319,054,579		1,794,378,284

Reinvestment of distributions
Class A	794,342	24,513,393	538,849	17,583,098
Class C	192,115	5,525,235	96,590	2,976,900
Class R6	533,450	17,262,427	6,756	229,375
Administrator Class	1,597,396	50,349,928	1,265,085	42,051,507
Institutional Class	3,201,343	103,499,406	1,949,307	66,159,461
Investor Class	1,517,879	46,477,457	1,369,482	44,412,550

		247,627,846		173,412,891

Payment for shares redeemed
Class A	(2,182,623)	(70,470,445)	(4,521,227)	(147,714,590)
Class C	(463,731)	(13,959,102)	(467,017)	(14,485,281)
Class R6	(505,268)	(17,158,216)	(392,681)	(13,289,526)
Administrator Class	(4,859,106)	(161,631,497)	(9,001,522)	(300,190,618)
Institutional Class	(6,407,026)	(217,209,406)	(10,163,663)	(348,731,781)
Investor Class	(2,851,553)	(91,499,906)	(7,579,456)	(245,701,164)

		(571,928,572)		(1,070,112,960)

Net increase (decrease) in net assets resulting from capital share transactions		(5,246,147)		897,678,215

Total increase in net assets		132,937,630		782,681,187

Net assets
Beginning of period		3,341,734,766		2,559,053,579

End of period		$3,474,672,396		$3,341,734,766

Accumulated net investment loss		$(17,298,949)		$(12,579,383)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Discovery Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$32.35	$33.50	$26.89	$21.20	$20.71	$15.69	$14.52
Net investment loss	(0.09)	(0.30)	(0.08)[2]	(0.14)[2]	(0.21)[2]	(0.18)	(0.09)[2]
Net realized and unrealized gains (losses) on investments	3.80	1.36	8.14	6.82	0.70	5.20	1.26

Total from investment operations	3.71	1.06	8.06	6.68	0.49	5.02	1.17
Distributions to shareholders from
Net realized gains	(2.59)	(2.21)	(1.45)	(0.99)	0.00	0.00	0.00
Net asset value, end of period	$33.47	$32.35	$33.50	$26.89	$21.20	$20.71	$15.69
Total return[3]	12.10%	3.15%	31.86%	32.05%	2.37%	31.99%	8.06%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.25%	1.27%	1.29%	1.34%	1.37%	1.43%
Net expenses	1.22%	1.22%	1.22%	1.22%	1.30%	1.33%	1.33%
Net investment loss	(0.48)%	(0.95)%	(0.29)%	(0.53)%	(0.86)%	(0.97)%	(0.68)%
Supplemental data
Portfolio turnover rate	47%	84%	86%	104%	111%	93%	221%
Net assets, end of period (000s omitted)	$338,760	$335,221	$239,506	$114,882	$41,507	$7,442	$3,750

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$30.37	$31.81	$25.79	$20.51	$20.19	$15.41	$14.36
Net investment loss	(0.18)[2]	(0.35)	(0.30)[2]	(0.31)[2]	(0.38)[2]	(0.29)	(0.20)[2]
Net realized and unrealized gains (losses) on investments	3.52	1.12	7.77	6.58	0.70	5.07	1.25

Total from investment operations	3.34	0.77	7.47	6.27	0.32	4.78	1.05
Distributions to shareholders from
Net realized gains	(2.59)	(2.21)	(1.45)	(0.99)	0.00	0.00	0.00
Net asset value, end of period	$31.12	$30.37	$31.81	$25.79	$20.51	$20.19	$15.41
Total return[3]	11.69%	2.33%	30.89%	31.10%	1.59%	31.10%	7.24%
Ratios to average net assets (annualized)
Gross expenses	1.99%	2.00%	2.02%	2.04%	2.09%	2.13%	2.18%
Net expenses	1.97%	1.97%	1.97%	1.97%	2.07%	2.08%	2.08%
Net investment loss	(1.23)%	(1.70)%	(1.08)%	(1.28)%	(1.62)%	(1.73)%	(1.47)%
Supplemental data
Portfolio turnover rate	47%	84%	86%	104%	111%	93%	221%
Net assets, end of period (000s omitted)	$81,068	$84,585	$48,768	$16,803	$5,205	$3,043	$2,334

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Discovery Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30
CLASS R6		2014	2013[1]
Net asset value, beginning of period	$33.78	$34.73	$31.03
Net investment income (loss)	(0.01)[2]	(0.17)	0.02 [2]
Net realized and unrealized gains (losses) on investments	3.97	1.43	3.68

Total from investment operations	3.96	1.26	3.70
Distributions to shareholders from
Net realized gains	(2.59)	(2.21)	0.00
Net asset value, end of period	$35.15	$33.78	$34.73
Total return[3]	12.34%	3.60%	11.96%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.77%	0.77%
Net expenses	0.76%	0.77%	0.77%
Net investment income (loss)	(0.04)%	(0.45)%	0.30%
Supplemental data
Portfolio turnover rate	47%	84%	86%
Net assets, end of period (000s omitted)	$282,091	$221,043	$28

[1]	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$32.99	$34.08	$27.30	$21.50	$20.96	$15.86	$14.65
Net investment loss	(0.07)	(0.27)[2]	(0.04)	(0.12)[2]	(0.20)	(0.13)	(0.07)[2]
Net realized and unrealized gains (losses) on investments	3.87	1.39	8.27	6.91	0.74	5.23	1.28

Total from investment operations	3.80	1.12	8.23	6.79	0.54	5.10	1.21
Distributions to shareholders from
Net realized gains	(2.59)	(2.21)	(1.45)	(0.99)	0.00	0.00	0.00
Net asset value, end of period	$34.20	$32.99	$34.08	$27.30	$21.50	$20.96	$15.86
Total return[3]	12.18%	3.25%	32.01%	32.12%	2.58%	32.16%	8.26%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.08%	1.10%	1.13%	1.17%	1.20%	1.25%
Net expenses	1.08%	1.08%	1.10%	1.13%	1.15%	1.15%	1.15%
Net investment loss	(0.35)%	(0.81)%	(0.13)%	(0.45)%	(0.70)%	(0.81)%	(0.52)%
Supplemental data
Portfolio turnover rate	47%	84%	86%	104%	111%	93%	221%
Net assets, end of period (000s omitted)	$664,800	$687,537	$648,228	$478,673	$203,820	$122,451	$103,576

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Discovery Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$33.76	$34.74	$27.73	$21.76	$21.17	$15.99	$14.73
Net investment income (loss)	(0.01)	(0.20)	0.01	(0.07)	(0.14)	(0.11)	(0.05)[2]
Net realized and unrealized gains (losses) on investments	3.95	1.43	8.45	7.03	0.73	5.29	1.31

Total from investment operations	3.94	1.23	8.46	6.96	0.59	5.18	1.26
Distributions to shareholders from
Net realized gains	(2.59)	(2.21)	(1.45)	(0.99)	0.00	0.00	0.00
Net asset value, end of period	$35.11	$33.76	$34.74	$27.73	$21.76	$21.17	$15.99
Total return[3]	12.32%	3.51%	32.36%	32.53%	2.79%	32.48%	8.49%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.82%	0.84%	0.86%	0.91%	0.93%	0.96%
Net expenses	0.81%	0.82%	0.84%	0.86%	0.90%	0.93%	0.95%
Net investment income (loss)	(0.07)%	(0.54)%	0.11%	(0.19)%	(0.45)%	(0.58)%	(0.37)%
Supplemental data
Portfolio turnover rate	47%	84%	86%	104%	111%	93%	221%
Net assets, end of period (000s omitted)	$1,497,937	$1,396,603	$988,615	$524,506	$274,039	$112,874	$68,395

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
INVESTOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$32.13	$33.31	$26.76	$21.12	$20.64	$15.65	$14.49
Net investment loss	(0.11)	(0.33)[2]	(0.09)[2]	(0.15)[2]	(0.24)	(0.14)	(0.10)[2]
Net realized and unrealized gains (losses) on investments	3.78	1.36	8.09	6.78	0.72	5.13	1.26

Total from investment operations	3.67	1.03	8.00	6.63	0.48	4.99	1.16
Distributions to shareholders from
Net realized gains	(2.59)	(2.21)	(1.45)	(0.99)	0.00	0.00	0.00
Net asset value, end of period	$33.21	$32.13	$33.31	$26.76	$21.12	$20.64	$15.65
Total return[3]	12.10%	3.04%	31.78%	31.93%	2.33%	31.89%	8.01%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.30%	1.32%	1.36%	1.40%	1.47%	1.53%
Net expenses	1.28%	1.28%	1.28%	1.29%	1.37%	1.38%	1.38%
Net investment loss	(0.54)%	(1.01)%	(0.30)%	(0.61)%	(0.93)%	(1.03)%	(0.74)%
Supplemental data
Portfolio turnover rate	47%	84%	86%	104%	111%	93%	221%
Net assets, end of period (000s omitted)	$610,016	$616,746	$633,908	$459,028	$279,715	$267,466	$180,898

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Discovery Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. These financial statements report on the Wells Fargo Advantage Discovery Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

22	Wells Fargo Advantage Discovery Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2014, the Fund had a qualified late-year ordinary loss of $12,578,876 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Advantage Discovery Fund	23

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$932,124,536	$0	$0	$932,124,536
Consumer staples	42,748,662	0	0	42,748,662
Energy	90,738,027	0	0	90,738,027
Financials	155,747,162	0	0	155,747,162
Health care	796,096,121	0	0	796,096,121
Industrials	545,496,469	0	0	545,496,469
Information technology	766,620,874	0	0	766,620,874
Materials	85,024,804	0	0	85,024,804
Telecommunication services	49,840,102	0	0	49,840,102

Short-term investments
Investment companies	10,808,407	163,608,100	0	174,416,507
Total assets	$3,475,245,164	$163,608,100	$0	$3,638,853,264

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2015, the advisory fee was equivalent to an annual rate of 0.66% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

24	Wells Fargo Advantage Discovery Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.22% for Class A shares, 1.97% for Class C shares, 0.84% for Class R6 shares, 1.15% for Administrator Class shares, 0.89% for Institutional Class shares, and 1.28% for Investor Class shares.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2015, Funds Distributor received $4,191 from the sale of Class A shares and $276 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2015 were $1,583,912,931 and $1,842,888,515, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2015, the Fund paid $2,491 in commitment fees.

For the six months ended March 31, 2015, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Discovery Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Discovery Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Discovery Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Discovery Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232705 05-15 SA230/SAR230 03-15

Wells Fargo Advantage Enterprise FundSM

Semi-Annual Report

March 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Enterprise Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

Entering 2015, volatility became a more influential factor in domestic equities markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Enterprise Fund for the six-month period that ended March 31, 2015. Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

A strengthening U.S. economic recovery benefited U.S. equity investors.

U.S. stocks were boosted by positive data reflecting an economy continuing to strengthen. The last quarter of 2014 turned in a positive gross domestic product measurement. The 5.8% unemployment rate reported in November 2014 was down from 7.0% a year earlier. In 2015, initial jobless claims fell to 267,000 as of the week that ended January 24, 2015, the lowest level since 2000. The unemployment rate declined from 5.7% in January to 5.4% in March 2015. Meanwhile, U.S. companies continued to report strong earnings during the quarter, providing an additional catalyst for stocks.

The increased purchasing power of a stronger U.S. dollar and lower prices at the gasoline pump combined with improving economic growth to bolster consumer sentiment. The U.S. dollar gained 12% versus the euro in the first quarter of 2015 after gaining 27% from a year earlier. Oil prices fell below $50 a barrel during the first quarter of 2015. The Conference Board Consumer Confidence Index®, an assessment of consumers’ current and near-term attitudes about business activity, employment, and family income, ended the first quarter of 2015 at 101.4 in March, up from 98.8 in February. The increase in the index suggests an improving outlook among consumers who historically have been a driving force in economic growth.

The U.S. Federal Reserve (Fed) completed its quantitative easing (QE)-related bond-buying program in October 2014 but continued to hold short-term interest rates near zero throughout the period, a policy intended to support liquidity and lending in the economy. The Fed’s slower-than-expected approach to interest-rate hikes caused a sharp but temporary drop in the U.S. dollar in early 2015, which continued to gain strength during the quarter against the currencies of its major trading partners. While a strengthening dollar was good news for Americans traveling abroad last quarter, it added to investor angst because of the potentially adverse effects on the global profits of U.S. multinational corporations. In January, the benchmark 10-year Treasury note dropped below 2% for the first time since May 2013, with demand driving yields to as low as 1.68% that month before stabilizing to end the quarter just under 2%.

Entering 2015, volatility became a more influential factor in domestic equities markets. After losing ground in January, the major indexes had a strong February. March saw early losses, then solid gains, with the Russell Midcap® Index1 earning 3.95% for the quarter and 10.13% for the reporting period. By comparison, the S&P 500 Index2, a commonly referenced gauge of large-cap stock performance, earned 0.95% for the quarter and 5.93% for the six-month period that ended
March 31, 2015.

As the U.S. economic recovery gained strength, economies in some other global markets struggled. In response, central banks in Europe, Japan, and China took steps to spark business activity and economic growth. The European Central Bank

[1]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Enterprise Fund	3

reduced interest rates in June and September 2014 and announced a QE bond-buying program early in 2015. While Japan’s economy rebounded from recession in the final quarter of 2014, the Bank of Japan maintained accommodative monetary policies because growth was weaker than expected. The People’s Bank of China reduced interest rates in November 2014 and February 2015 in an effort to spark increased economic activity; however, government officials lowered their previous projections for economic growth. U.S. investors in international equity markets saw positive returns in local-currency terms turn lower after translation into U.S. dollars because the U.S. dollar strengthened substantially.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Enterprise Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Chris Warner, CFA

Average annual total returns1 (%) as of March 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SENAX)	2-24-2000	2.48	13.40	8.59	8.74	14.75	9.23	1.29	1.18
Class B (WENBX)*	8-26-2011	2.93	13.66	8.91	7.93	13.90	8.91	2.04	1.93
Class C (WENCX)	3-31-2008	6.93	13.90	8.43	7.93	13.90	8.43	2.04	1.93
Class R6 (WENRX)	10-31-2014	–	–	–	9.13	15.16	9.70	0.81	0.80
Administrator Class (SEPKX)	8-30-2002	–	–	–	8.86	14.86	9.42	1.13	1.10
Institutional Class (WFEIX)	6-30-2003	–	–	–	9.11	15.16	9.70	0.86	0.85
Investor Class (SENTX)	9-30-1998	–	–	–	8.68	14.67	9.12	1.35	1.24
Russell Midcap® Growth Index[4]	–	–	–	–	15.56	16.43	10.19	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Enterprise Fund	5

Ten largest holdings[5] (%) as of March 31, 2015
McGraw Hill Financial Incorporated	2.57
SBA Communications Corporation Class A	2.30
IntercontinentalExchange Group Incorporated	2.26
Cinemark Holdings Incorporated	2.13
Cardinal Health Incorporated	2.02
CoStar Group Incorporated	1.98
Wabtec Corporation	1.92
Alliance Data Systems Corporation	1.88
Constellation Brands Incorporated Class A	1.86
Under Armour Incorporated Class A	1.81

Sector distribution[6] as of March 31, 2015

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class B shares prior to their inception reflects the performance of Class C shares. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Enterprise Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2014 to March 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2014	Ending account value 3-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,107.35	$6.20	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Class B
Actual	$1,000.00	$1,103.24	$10.12	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.31	$9.70	1.93%
Class C
Actual	$1,000.00	$1,103.22	$10.12	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.31	$9.70	1.93%
Class R6
Actual	$1,000.00	$1,109.60	$4.21	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03	0.80%
Administrator Class
Actual	$1,000.00	$1,108.18	$5.62	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.39	1.07%
Institutional Class
Actual	$1,000.00	$1,109.38	$4.47	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%
Investor Class
Actual	$1,000.00	$1,107.08	$6.51	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.24	1.24%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Enterprise Fund	7

Security name	Shares	Value

Common Stocks: 99.50%

Consumer Discretionary: 24.62%

Auto Components: 1.11%
Delphi Automotive plc	107,285	$8,554,906

Diversified Consumer Services: 1.68%
Servicemaster Global Holdings Incorporated †	384,122	12,964,118

Hotels, Restaurants & Leisure: 3.81%
Chipotle Mexican Grill Incorporated †	18,320	11,917,893
Domino’s Pizza Incorporated	84,200	8,466,310
Hilton Worldwide Holdings Incorporated †	308,179	9,128,262

		29,512,465

Household Durables: 0.84%
Jarden Corporation †	122,700	6,490,830

Internet & Catalog Retail: 1.72%
Netflix Incorporated †	10,500	4,375,245
Vipshop Holdings Limited †	304,200	8,955,648

		13,330,893

Leisure Products: 1.90%
Brunswick Corporation	102,300	5,263,335
Polaris Industries Incorporated	66,900	9,439,590

		14,702,925

Media: 3.75%
Cinemark Holdings Incorporated	366,100	16,500,127
Liberty Global plc Class C †	251,942	12,549,231

		29,049,358

Specialty Retail: 4.64%
Advance Auto Parts Incorporated	65,429	9,794,067
Lithia Motors Incorporated Class A	82,700	8,221,207
Signet Jewelers Limited	72,700	10,090,033
The Michaels Companies Incorporated †	286,941	7,764,623

		35,869,930

Textiles, Apparel & Luxury Goods: 5.17%
Carter’s Incorporated	119,500	11,050,165
Columbia Sportswear Company	102,600	6,248,340
Kate Spade & Company †	261,600	8,734,824
Under Armour Incorporated Class A †	173,060	13,974,595

		40,007,924

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Enterprise Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Shares	Value

Consumer Staples: 2.93%

Beverages: 1.85%
Constellation Brands Incorporated Class A †	123,600	$14,363,556

Food & Staples Retailing: 1.08%
The Kroger Company	108,800	8,340,608

Energy: 4.06%

Oil, Gas & Consumable Fuels: 4.06%
Cheniere Energy Incorporated †	59,700	4,620,780
Concho Resources Incorporated †	107,600	12,472,992
Memorial Resource Development Corporation †	273,900	4,858,986
Pioneer Natural Resources Company	57,635	9,423,899

		31,376,657

Financials: 10.63%

Capital Markets: 3.94%
Affiliated Managers Group Incorporated †	49,900	10,717,522
Raymond James Financial Incorporated	133,800	7,597,164
SEI Investments Company	276,700	12,199,703

		30,514,389

Diversified Financial Services: 4.84%
IntercontinentalExchange Group Incorporated	75,005	17,496,416
McGraw Hill Financial Incorporated	192,641	19,919,079

		37,415,495

Real Estate Management & Development: 1.85%
CBRE Group Incorporated †	268,351	10,387,867
Howard Hughes Corporation †	25,472	3,948,669

		14,336,536

Health Care: 17.55%

Biotechnology: 2.82%
BioMarin Pharmaceutical Incorporated †	103,893	12,947,146
Vertex Pharmaceuticals Incorporated †	75,300	8,883,141

		21,830,287

Health Care Equipment & Supplies: 1.42%
Cooper Companies Incorporated	58,700	11,001,554

Health Care Providers & Services: 7.10%
Cardinal Health Incorporated	173,400	15,652,818
Community Health Systems Incorporated †	198,500	10,377,580
DaVita HealthCare Partners Incorporated †	116,125	9,438,640
Envision Healthcare Holdings Incorporated †	254,434	9,757,544
VCA Incorporated †	176,300	9,664,766

		54,891,348

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Enterprise Fund	9

Security name	Shares	Value

Pharmaceuticals: 6.21%
Catalent Incorporated †	194,892	$6,070,886
Endo International plc †	132,300	11,867,310
Jazz Pharmaceuticals plc †	44,700	7,723,713
Perrigo Company plc	66,400	10,992,520
Zoetis Incorporated	246,800	11,424,372

		48,078,801

Industrials: 13.95%

Aerospace & Defense: 2.09%
Huntington Ingalls Industries Incorporated	45,400	6,362,810
TASER International Incorporated «†	408,300	9,844,113

		16,206,923

Airlines: 1.41%
Delta Air Lines Incorporated	243,400	10,943,264

Building Products: 0.94%
Allegion plc	118,300	7,236,411

Electrical Equipment: 1.03%
Acuity Brands Incorporated	47,300	7,953,968

Industrial Conglomerates: 1.70%
Carlisle Companies Incorporated	142,033	13,156,517

Machinery: 3.91%
Allison Transmission Holdings Incorporated	249,800	7,978,612
Proto Labs Incorporated «†	105,323	7,372,610
Wabtec Corporation	156,500	14,869,065

		30,220,287

Professional Services: 1.11%
Verisk Analytics Incorporated Class A †	119,900	8,560,860

Road & Rail: 1.76%
Old Dominion Freight Line Incorporated †	176,400	13,635,720

Information Technology: 19.99%

Communications Equipment: 1.28%
Palo Alto Networks Incorporated †	67,791	9,902,909

Electronic Equipment, Instruments & Components: 2.26%
Cognex Corporation †	197,100	9,774,189
TE Connectivity Limited	108,300	7,756,446

		17,530,635

Internet Software & Services: 4.14%
Akamai Technologies Incorporated †	125,100	8,887,730
CoStar Group Incorporated †	77,463	15,324,505

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Enterprise Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name		Shares	Value

Internet Software & Services (continued)
LinkedIn Corporation Class A †		31,400	$7,845,604

			32,057,839

IT Services: 3.11%
Alliance Data Systems Corporation †		49,050	14,531,063
Vantiv Incorporated Class A †		252,481	9,518,534

			24,049,597

Semiconductors & Semiconductor Equipment: 3.52%
Applied Materials Incorporated		540,000	12,182,400
Avago Technologies Limited		75,800	9,625,084
Micron Technology Incorporated †		199,200	5,404,296

			27,211,780

Software: 4.71%
Mobileye NV «†		90,000	3,782,700
ServiceNow Incorporated †		127,750	10,064,145
Tableau Software Incorporated Class A †		124,300	11,500,236
Workday Incorporated Class A †		131,300	11,083,033

			36,430,114

Technology Hardware, Storage & Peripherals: 0.97%
Western Digital Corporation		82,400	7,499,224

Materials: 2.28%

Chemicals: 1.28%
Axalta Coating Systems Limited †		359,402	9,926,683

Construction Materials: 1.00%
Vulcan Materials Company		91,400	7,705,020

Telecommunication Services: 3.49%

Diversified Telecommunication Services: 1.19%
Level 3 Communications Incorporated †		171,000	9,206,640

Wireless Telecommunication Services: 2.30%
SBA Communications Corporation Class A †		152,080	17,808,568

Total Common Stocks (Cost $602,781,891)			769,875,539

	Yield

Short-Term Investments: 2.48%

Investment Companies: 2.48%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%	13,397,900	13,397,900
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10	5,826,796	5,826,796

Total Short-Term Investments (Cost $19,224,696)			19,224,696

Total investments in securities (Cost $622,006,587) *	101.98%	789,100,235
Other assets and liabilities, net	(1.98)	(15,342,588)

Total net assets	100.00%	$773,757,647

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Enterprise Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $622,344,119 and unrealized gains (losses) consists of:

Gross unrealized gains	$171,482,678
Gross unrealized losses	(4,726,562)

Net unrealized gains	$166,756,116

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Enterprise Fund	Statement of assets and liabilities—March 31, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $13,080,936 of securities loaned), at value (cost $602,781,891)	$769,875,539
In affiliated securities, at value (cost $19,224,696)	19,224,696

Total investments, at value (cost $622,006,587)	789,100,235
Receivable for investments sold	4,531,591
Receivable for Fund shares sold	294,862
Receivable for dividends	132,003
Receivable for securities lending income	3,052
Prepaid expenses and other assets	129,297

Total assets	794,191,040

Liabilities
Payable for investments purchased	5,928,407
Payable for Fund shares redeemed	305,060
Payable upon receipt of securities loaned	13,397,900
Advisory fee payable	389,891
Distribution fees payable	7,522
Administration fees payable	196,826
Accrued expenses and other liabilities	207,787

Total liabilities	20,433,393

Total net assets	$773,757,647

NET ASSETS CONSIST OF
Paid-in capital	$601,059,723
Accumulated net investment loss	(5,648,558)
Accumulated net realized gains on investments	11,252,834
Net unrealized gains on investments	167,093,648

Total net assets	$773,757,647

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$433,965,681
Shares outstanding – Class A1	9,290,081
Net asset value per share – Class A	$46.71
Maximum offering price per share – Class A2	$49.56
Net assets – Class B	$1,318,610
Shares outstanding – Class B1	30,413
Net asset value per share – Class B	$43.36
Net assets – Class C	$10,427,396
Shares outstanding – Class C1	240,455
Net asset value per share – Class C	$43.37
Net assets – Class R6	$26,749
Shares outstanding – Class R6[1]	536
Net asset value per share – Class R6	$49.95
Net assets – Administrator Class	$42,041,426
Shares outstanding – Administrator Class[1]	866,412
Net asset value per share – Administrator Class	$48.52
Net assets – Institutional Class	$76,661,505
Shares outstanding – Institutional Class[1]	1,535,090
Net asset value per share – Institutional Class	$49.94
Net assets – Investor Class	$209,316,280
Shares outstanding – Investor Class[1]	4,560,122
Net asset value per share – Investor Class	$45.90

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2015 (unaudited)	Wells Fargo Advantage Enterprise Fund	13

Investment income
Dividends (net of foreign withholding taxes of $2,895)	$2,842,383
Securities lending income, net	22,524
Income from affiliated securities	2,568

Total investment income	2,867,475

Expenses
Advisory fee	2,606,419
Administration fees
Fund level	188,451
Class A	548,698
Class B	1,843
Class C	13,047
Class R6	3 [1]
Administrator Class	21,273
Institutional Class	30,491
Investor Class	322,369
Shareholder servicing fees
Class A	527,595
Class B	1,772
Class C	12,545
Administrator Class	42,940
Investor Class	251,529
Distribution fees
Class B	5,316
Class C	37,636
Custody and accounting fees	24,688
Professional fees	21,445
Registration fees	55,002
Shareholder report expenses	43,742
Trustees’ fees and expenses	6,168
Other fees and expenses	9,635

Total expenses	4,772,607
Less: Fee waivers and/or expense reimbursements	(372,084)

Net expenses	4,400,523

Net investment loss	(1,533,048)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	21,602,657
Net change in unrealized gains (losses) on investments	57,608,094

Net realized and unrealized gains (losses) on investments	79,210,751

Net increase in net assets resulting from operations	$77,677,703

[1]	For the period from October 31, 2014 (commencement of class operations) to March 31, 2015

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Enterprise Fund	Statement of changes in net assets

	Six months ended March 31, 2015 (unaudited)		Year ended September 30, 2014

Operations
Net investment loss		$(1,533,048)		$(6,533,393)
Net realized gains on investments		21,602,657		112,335,438
Net change in unrealized gains (losses) on investments		57,608,094		(67,208,817)

Net increase in net assets resulting from operations		77,677,703		38,593,228

Distributions to shareholders from
Net realized gains
Class A		(50,757,257)		(35,681,689)
Class B		(181,113)		(211,712)
Class C		(1,277,712)		(778,785)
Class R6		(2,811)[1]		N/A
Administrator Class		(5,027,746)		(1,012,394)
Institutional Class		(8,785,678)		(6,714,365)
Investor Class		(24,434,273)		(17,198,764)

Total distributions to shareholders		(90,466,590)		(61,597,709)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	77,267	3,550,725	287,962	13,896,895
Class B	0	0	1,507	69,241
Class C	12,468	540,935	50,976	2,361,005
Class R6	475 [1]	25,000 [1]	N/A	N/A
Administrator Class	91,343	4,226,029	880,332	44,626,697
Institutional Class	170,194	8,340,562	355,524	18,623,743
Investor Class	97,761	4,436,372	204,862	9,916,261

		21,119,623		89,493,842

Reinvestment of distributions
Class A	1,085,457	47,076,276	689,941	32,861,871
Class B	4,370	176,274	4,480	201,822
Class C	30,217	1,219,238	16,106	725,586
Class R6	61 [1]	2,811 [1]	N/A	N/A
Administrator Class	111,310	5,012,290	15,743	774,411
Institutional Class	126,526	5,860,663	79,143	3,981,687
Investor Class	557,032	23,740,725	356,862	16,751,082

		83,088,277		55,296,459

Payment for shares redeemed
Class A	(592,814)	(27,252,656)	(894,749)	(43,816,066)
Class B	(9,624)	(422,516)	(28,086)	(1,302,951)
Class C	(16,533)	(713,288)	(32,725)	(1,502,681)
Administrator Class	(239,761)	(11,331,349)	(189,422)	(9,521,181)
Institutional Class	(274,237)	(13,612,076)	(478,070)	(24,984,493)
Investor Class	(291,656)	(13,266,718)	(509,391)	(24,457,262)

		(66,598,603)		(105,584,634)

Net increase in net assets resulting from capital share transactions		37,609,297		39,205,667

Total increase in net assets		24,820,410		16,201,186

Net assets
Beginning of period		748,937,237		732,736,051

End of period		$773,757,647		$748,937,237

Accumulated net investment loss		$(5,648,558)		$(4,115,510)

[1]	For the period from October 31, 2014 (commencement of class operations) to March 31, 2015

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Enterprise Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$47.93	$49.54	$37.67	$29.10	$30.21	$24.24	$21.77
Net investment income (loss)	(0.08)	(0.43)[2]	0.01 [2]	(0.18)	(0.17)[2]	(0.22)[2]	(0.14)[2]
Net realized and unrealized gains (losses) on investments	4.78	3.00	11.86	8.75	(0.94)	6.19	2.61

Total from investment operations	4.70	2.57	11.87	8.57	(1.11)	5.97	2.47
Distributions to shareholders from
Net realized gains	(5.92)	(4.18)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$46.71	$47.93	$49.54	$37.67	$29.10	$30.21	$24.24
Total return[3]	10.73%	5.27%	31.55%	29.46%	(3.71)%	24.63%	11.35%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.29%	1.30%	1.29%	1.34%	1.38%	1.44%
Net expenses	1.18%	1.18%	1.18%	1.18%	1.18%	1.34%	1.36%
Net investment income (loss)	(0.42)%	(0.87)%	0.01%	(0.49)%	(0.51)%	(0.85)%	(0.64)%
Supplemental data
Portfolio turnover rate	49%	98%	91%	102%	104%	108%	203%
Net assets, end of period (000s omitted)	$433,966	$417,971	$427,860	$359,068	$307,735	$878	$824

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30
CLASS B		2014	2013	2012	2011[1]
Net asset value, beginning of period	$45.06	$47.14	$36.11	$28.10	$29.17
Net investment loss	(0.25)[2]	(0.76)[2]	(0.27)[2]	(0.42)[2]	(0.04)[2]
Net realized and unrealized gains (losses) on investments	4.47	2.86	11.30	8.43	(1.03)

Total from investment operations	4.22	2.10	11.03	8.01	(1.07)
Distributions to shareholders from
Net realized gains	(5.92)	(4.18)	0.00	0.00	0.00
Net asset value, end of period	$43.36	$45.06	$47.14	$36.11	$28.10
Total return[3]	10.32%	4.46%	30.55%	28.51%	(3.67)%
Ratios to average net assets (annualized)
Gross expenses	2.04%	2.04%	2.05%	2.04%	2.09%
Net expenses	1.93%	1.93%	1.93%	1.93%	1.93%
Net investment loss	(1.17)%	(1.63)%	(0.68)%	(1.25)%	(1.26)%
Supplemental data
Portfolio turnover rate	49%	98%	91%	102%	104%
Net assets, end of period (000s omitted)	$1,319	$1,607	$2,723	$3,235	$4,695

[1]	For the period from August 26, 2011 (commencement of class operations) to September 30, 2011

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Enterprise Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$45.07	$47.14	$36.11	$28.10	$29.39	$23.75	$21.49
Net investment loss	(0.25)[2]	(0.75)[2]	(0.29)[2]	(0.42)[2]	(0.44)[2]	(0.39)[2]	(0.31)[2]
Net realized and unrealized gains (losses) on investments	4.47	2.86	11.32	8.43	(0.85)	6.03	2.57

Total from investment operations	4.22	2.11	11.03	8.01	(1.29)	5.64	2.26
Distributions to shareholders from
Net realized gains	(5.92)	(4.18)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$43.37	$45.07	$47.14	$36.11	$28.10	$29.39	$23.75
Total return[3]	10.32%	4.49%	30.55%	28.51%	(4.39)%	23.80%	10.52%
Ratios to average net assets (annualized)
Gross expenses	2.04%	2.04%	2.05%	2.04%	2.09%	2.13%	2.19%
Net expenses	1.93%	1.93%	1.93%	1.93%	1.97%	2.09%	2.11%
Net investment loss	(1.17)%	(1.62)%	(0.72)%	(1.24)%	(1.35)%	(1.60)%	(1.43)%
Supplemental data
Portfolio turnover rate	49%	98%	91%	102%	104%	108%	203%
Net assets, end of period (000s omitted)	$10,427	$9,658	$8,483	$7,508	$6,428	$174	$268

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Enterprise Fund	Financial highlights

(For a share outstanding throughout the period)

CLASS R6	Year ended March 31, 2015[1] (unaudited)
Net asset value, beginning of period	$52.65
Net investment income	0.02
Net realized and unrealized gains (losses) on investments	3.20

Total from investment operations	3.22
Distributions to shareholders from
Net realized gains	(5.92)
Net asset value, end of period	$49.95
Total return[2]	7.00%
Ratios to average net assets (annualized)
Gross expenses	0.80%
Net expenses	0.80%
Net investment income	0.09%
Supplemental data
Portfolio turnover rate	49%
Net assets, end of period (000s omitted)	$27

[1]	For the period from October 31, 2014 (commencement of class operations) to March 31, 2015

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Enterprise Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$49.54	$51.03	$38.77	$29.93	$31.03	$24.86	$22.27
Net investment income (loss)	(0.07)	(0.37)[2]	0.02 [2]	(0.16)[2]	(0.24)	(0.17)[2]	(0.09)[2]
Net realized and unrealized gains (losses) on investments	4.97	3.06	12.24	9.00	(0.86)	6.34	2.68

Total from investment operations	4.90	2.69	12.26	8.84	(1.10)	6.17	2.59
Distributions to shareholders from
Net realized gains	(5.92)	(4.18)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$48.52	$49.54	$51.03	$38.77	$29.93	$31.03	$24.86
Total return[3]	10.82%	5.33%	31.62%	29.54%	(3.54)%	24.87%	11.59%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.12%	1.13%	1.12%	1.17%	1.21%	1.26%
Net expenses	1.07%	1.09%	1.11%	1.12%	1.15%	1.15%	1.15%
Net investment income (loss)	(0.30)%	(0.74)%	0.05%	(0.46)%	(0.62)%	(0.66)%	(0.44)%
Supplemental data
Portfolio turnover rate	49%	98%	91%	102%	104%	108%	203%
Net assets, end of period (000s omitted)	$42,041	$44,760	$10,046	$6,757	$22,811	$16,760	$16,000

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$50.77	$52.07	$39.46	$30.38	$31.42	$25.11	$22.44
Net investment income (loss)	(0.05)	(0.28)[2]	0.18 [2]	(0.06)[2]	(0.13)[2]	(0.11)[2]	(0.04)[2]
Net realized and unrealized gains (losses) on investments	5.14	3.16	12.43	9.14	(0.91)	6.42	2.71

Total from investment operations	5.09	2.88	12.61	9.08	(1.04)	6.31	2.67
Distributions to shareholders from
Net realized gains	(5.92)	(4.18)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$49.94	$50.77	$52.07	$39.46	$30.38	$31.42	$25.11
Total return[3]	10.94%	5.61%	31.96%	29.89%	(3.31)%	25.13%	11.90%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.87%	0.86%	0.90%	0.94%	0.99%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.89%	0.90%	0.90%
Net investment income (loss)	(0.08)%	(0.54)%	0.41%	(0.17)%	(0.37)%	(0.41)%	(0.18)%
Supplemental data
Portfolio turnover rate	49%	98%	91%	102%	104%	108%	203%
Net assets, end of period (000s omitted)	$76,662	$76,790	$81,021	$93,367	$121,618	$106,931	$113,467

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Enterprise Fund	21

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
INVESTOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$47.21	$48.88	$37.19	$28.75	$29.87	$23.99	$21.56
Net investment loss	(0.11)[2]	(0.45)	(0.02)[2]	(0.19)[2]	(0.29)[2]	(0.24)[2]	(0.16)[2]
Net realized and unrealized gains (losses) on investments	4.72	2.96	11.71	8.63	(0.83)	6.12	2.59

Total from investment operations	4.61	2.51	11.69	8.44	(1.12)	5.88	2.43
Distributions to shareholders from
Net realized gains	(5.92)	(4.18)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$45.90	$47.21	$48.88	$37.19	$28.75	$29.87	$23.99
Total return[3]	10.71%	5.21%	31.43%	29.36%	(3.75)%	24.56%	11.22%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.35%	1.36%	1.36%	1.40%	1.48%	1.54%
Net expenses	1.24%	1.24%	1.24%	1.25%	1.36%	1.43%	1.46%
Net investment loss	(0.48)%	(0.93)%	(0.05)%	(0.56)%	(0.84)%	(0.94)%	(0.74)%
Supplemental data
Portfolio turnover rate	49%	98%	91%	102%	104%	108%	203%
Net assets, end of period (000s omitted)	$209,316	$198,152	$202,602	$169,111	$144,883	$134,528	$117,725

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Enterprise Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. These financial statements report on the Wells Fargo Advantage Enterprise Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage Enterprise Fund	23

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar- denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $9,861,236 with $7,310,342 expiring in 2016 and $2,550,894 expiring in 2019.

As of September 30, 2014, the Fund had a qualified late-year ordinary loss of $4,087,097 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24	Wells Fargo Advantage Enterprise Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$190,483,349	$0	$0	$190,483,349
Consumer staples	22,704,164	0	0	22,704,164
Energy	31,376,657	0	0	31,376,657
Financials	82,266,420	0	0	82,266,420
Health care	135,801,990	0	0	135,801,990
Industrials	107,913,950	0	0	107,913,950
Information technology	154,682,098	0	0	154,682,098
Materials	17,631,703	0	0	17,631,703
Telecommunication services	27,015,208	0	0	27,015,208

Short-term investments
Investment companies	5,826,796	13,397,900	0	19,224,696
Total assets	$775,702,335	$13,397,900	$0	$789,100,235

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2015, the advisory fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Notes to financial statements (unaudited)	Wells Fargo Advantage Enterprise Fund	25

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.18% for Class A shares, 1.93% for Class B shares, 1.93% for Class C shares, 0.80% for Class R6 shares, 1.10% for Administrator Class shares, 0.85% for Institutional Class shares, and 1.24% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2015, Funds Distributor received $3,428 from the sale of Class A shares and $21 in contingent deferred sales charges from redemptions of Class B shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2015 were $371,485,172 and $422,436,066, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2015, the Fund paid $565 in commitment fees.

For the six months ended March 31, 2015, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Enterprise Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Enterprise Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Enterprise Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Enterprise Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232706 05-15 SA231/SAR231 03-15

Wells Fargo Advantage Opportunity FundSM

Semi-Annual Report

March 31, 2015

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The views expressed and any forward-looking statements are as of March 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Opportunity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

Entering 2015, volatility became a more influential factor in domestic equities markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Opportunity Fund for the six-month period that ended March 31, 2015. Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

A strengthening U.S. economic recovery benefited U.S. equity investors.

U.S. stocks were boosted by positive data reflecting an economy continuing to strengthen. The last quarter of 2014 turned in a positive gross domestic product measurement. The 5.8% unemployment rate reported in November 2014 was down from 7.0% a year earlier. In 2015, initial jobless claims fell to 267,000 as of the week that ended January 24, 2015, the lowest level since 2000. The unemployment rate declined from 5.7% in January to 5.4% in March 2015. Meanwhile, U.S. companies continued to report strong earnings during the quarter, providing an additional catalyst for stocks.

The increased purchasing power of a stronger U.S. dollar and lower prices at the gasoline pump combined with improving economic growth to bolster consumer sentiment. The U.S. dollar gained 12% versus the euro in the first quarter of 2015 after gaining 27% from a year earlier. Oil prices fell below $50 a barrel during the first quarter of 2015. The Conference Board Consumer Confidence Index®, an assessment of consumers’ current and near-term attitudes about business activity, employment, and family income, ended the first quarter of 2015 at 101.4 in March, up from 98.8 in February. The increase in the index suggests an improving outlook among consumers who historically have been a driving force in economic growth.

The U.S. Federal Reserve (Fed) completed its quantitative easing (QE)-related bond-buying program in October 2014 but continued to hold short-term interest rates near zero throughout the period, a policy intended to support liquidity and lending in the economy. The Fed’s slower-than-expected approach to interest-rate hikes caused a sharp but temporary drop in the U.S. dollar in early 2015, which continued to gain strength during the quarter against the currencies of its major trading partners. While a strengthening dollar was good news for Americans traveling abroad last quarter, it added to investor angst because of the potentially adverse effects on the global profits of U.S. multinational corporations. In January, the benchmark 10-year Treasury note dropped below 2% for the first time since May 2013, with demand driving yields to as low as 1.68% that month before stabilizing to end the quarter just under 2%.

Entering 2015, volatility became a more influential factor in domestic equities markets. After losing ground in January, the major indexes had a strong February. March saw early losses, then solid gains, with the Russell Midcap® Index1 earning 3.95% for the quarter and 10.13% for the reporting period. By comparison, the S&P 500 Index2, a commonly referenced gauge of large-cap stock performance, earned 0.95% for the quarter and 5.93% for the six-month period that ended March 31, 2015.

As the U.S. economic recovery gained strength, economies in some other global markets struggled. In response, central banks in Europe, Japan, and China took

[1]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Opportunity Fund	3

steps to spark business activity and economic growth. The European Central Bank reduced interest rates in June and September 2014 and announced a QE bond-buying program early in 2015. While Japan’s economy rebounded from recession in the final quarter of 2014, the Bank of Japan maintained accommodative monetary policies because growth was weaker than expected. The People’s Bank of China reduced interest rates in November 2014 and February 2015 in an effort to spark increased economic activity; however, government officials lowered their previous projections for economic growth. U.S. investors in international equity markets saw positive returns in local-currency terms turn lower after translation into U.S. dollars because the U.S. dollar strengthened substantially.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Opportunity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Ann M. Miletti

Average annual total returns1 (%) as of March 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SOPVX)	2-24-2000	4.33	10.89	7.45	10.70	12.21	8.09	1.27	1.23
Class B (SOPBX)*	8-26-2011	4.86	11.11	7.52	9.86	11.37	7.52	2.02	1.98
Class C (WFOPX)	3-31-2008	8.88	11.37	7.28	9.88	11.37	7.28	2.02	1.98
Administrator Class (WOFDX)	8-30-2002	–	–	–	10.92	12.47	8.34	1.11	1.01
Institutional Class (WOFNX)	7-30-2010	–	–	–	11.22	12.72	8.46	0.84	0.76
Investor Class (SOPFX)	12-31-1985	–	–	–	10.63	12.14	8.02	1.33	1.23
Russell 3000® Index[4]	–	–	–	–	12.37	14.71	8.38	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Opportunity Fund	5

Ten largest holdings[5] (%) as of March 31, 2015
Apple Incorporated	2.49
Medtronic plc	2.21
Bio-Rad Laboratories Incorporated Class A	1.81
American International Group Incorporated	1.78
Google Incorporated Class C	1.68
PNC Financial Services Group Incorporated	1.63
Johnson Controls Incorporated	1.6
Harman International Industries Incorporated	1.56
ACE Limited	1.53
Citrix Systems Incorporated	1.48

Sector distribution[6] as of March 31, 2015

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for the Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class B shares prior to their inception reflects the performance of Class C shares. Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The Adviser has committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.22% for Class A, 1.97% for Class B, 1.97% for Class C, 1.00% for Administrator Class, 0.75% for Institutional Class, and 1.23% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Opportunity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2014 to March 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2014	Ending account value 3-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,086.64	$6.35	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14	1.22%
Class B
Actual	$1,000.00	$1,082.58	$10.23	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.11	$9.90	1.97%
Class C
Actual	$1,000.00	$1,082.57	$10.23	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.11	$9.90	1.97%
Administrator Class
Actual	$1,000.00	$1,087.76	$5.21	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	1.00%
Institutional Class
Actual	$1,000.00	$1,089.23	$3.91	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%
Investor Class
Actual	$1,000.00	$1,086.42	$6.55	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.34	1.26%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Opportunity Fund	7

Security name	Shares	Value

Common Stocks: 97.84%

Consumer Discretionary: 16.99%

Auto Components: 1.59%
Johnson Controls Incorporated	627,748	$31,663,609

Diversified Consumer Services: 0.99%
Apollo Education Group Incorporated †	1,038,500	19,648,420

Hotels, Restaurants & Leisure: 2.23%
Carnival Corporation	569,146	27,227,945
Las Vegas Sands Corporation	307,990	16,951,770

		44,179,715

Household Durables: 1.56%
Harman International Industries Incorporated	231,276	30,905,412

Media: 4.49%
Comcast Corporation Class A	482,554	27,054,390
Discovery Communications Incorporated Class C †	825,110	24,320,117
Omnicom Group Incorporated	295,390	23,034,512
Time Warner Cable Incorporated	97,852	14,666,058

		89,075,077

Multiline Retail: 3.87%
Macy’s Incorporated	387,472	25,150,802
Nordstrom Incorporated	304,040	24,420,493
Target Corporation	331,709	27,223,358

		76,794,653

Specialty Retail: 2.26%
Chico’s FAS Incorporated	1,173,434	20,758,047
Dick’s Sporting Goods Incorporated	424,907	24,215,450

		44,973,497

Consumer Staples: 6.88%

Food & Staples Retailing: 1.21%
The Kroger Company	314,019	24,072,697

Food Products: 3.51%
General Mills Incorporated	364,607	20,636,756
Mead Johnson Nutrition Company	248,936	25,025,536
The Hershey Company	237,727	23,989,032

		69,651,324

Household Products: 1.02%
Church & Dwight Company Incorporated	237,961	20,326,629

Personal Products: 1.14%
The Estee Lauder Companies Incorporated Class A	271,017	22,537,774

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Opportunity Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Shares	Value

Energy: 7.10%

Energy Equipment & Services: 2.37%
Cameron International Corporation †	351,395	$15,854,942
Halliburton Company	398,187	17,472,446
Weatherford International plc †	1,112,905	13,688,732

		47,016,120

Oil, Gas & Consumable Fuels: 4.73%
Cimarex Energy Company	227,903	26,229,356
EOG Resources Incorporated	282,790	25,929,015
Newfield Exploration Company †	625,207	21,938,514
Range Resources Corporation	378,829	19,714,261

		93,811,146

Financials: 15.84%

Banks: 5.47%
Citigroup Incorporated	559,960	28,849,139
KeyCorp	1,394,663	19,748,428
PNC Financial Services Group Incorporated	347,576	32,407,986
Regions Financial Corporation	2,909,015	27,490,192

		108,495,745

Capital Markets: 2.71%
Invesco Limited	672,597	26,695,375
TD Ameritrade Holding Corporation	728,990	27,162,167

		53,857,542

Insurance: 6.51%
ACE Limited	271,775	30,300,195
American International Group Incorporated	645,548	35,369,575
First American Financial Corporation	606,064	21,624,364
RenaissanceRe Holdings Limited	169,414	16,895,658
The Progressive Corporation	918,404	24,980,589

		129,170,381

REITs: 1.15%
American Tower Corporation	241,353	22,723,385

Health Care: 11.90%

Health Care Equipment & Supplies: 3.57%
Medtronic plc	563,527	43,949,471
Zimmer Holdings Incorporated	228,919	26,902,561

		70,852,032

Health Care Providers & Services: 0.64%
Patterson Companies Incorporated	261,564	12,761,708

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Opportunity Fund	9

Security name	Shares	Value

Life Sciences Tools & Services: 4.41%
Agilent Technologies Incorporated	542,144	$22,526,083
Bio-Rad Laboratories Incorporated Class A †	265,907	35,945,308
Thermo Fisher Scientific Incorporated	215,987	29,015,694

		87,487,085

Pharmaceuticals: 3.28%
Merck & Company Incorporated	269,684	15,501,436
Novartis AG ADR	285,080	28,111,739
Zoetis Incorporated	461,730	21,373,482

		64,986,657

Industrials: 10.18%

Aerospace & Defense: 0.74%
B/E Aerospace Incorporated	231,234	14,711,107

Airlines: 1.09%
United Continental Holdings Incorporated †	321,419	21,615,428

Commercial Services & Supplies: 2.46%
Republic Services Incorporated	626,941	25,428,727
Tyco International plc	543,147	23,387,910

		48,816,637

Electrical Equipment: 2.92%
Regal-Beloit Corporation	362,515	28,972,199
The Babcock & Wilcox Company	899,645	28,869,608

		57,841,807

Road & Rail: 2.97%
Canadian Pacific Railway Limited	73,057	13,347,514
Hertz Global Holdings Incorporated †	1,178,594	25,551,918
J.B. Hunt Transport Services Incorporated	235,008	20,068,508

		58,967,940

Information Technology: 22.29%

Electronic Equipment, Instruments & Components: 2.81%
Amphenol Corporation Class A	485,330	28,600,497
TE Connectivity Limited	378,352	27,097,570

		55,698,067

Internet Software & Services: 1.68%
Google Incorporated Class C †	60,756	33,294,288

IT Services: 2.71%
Global Payments Incorporated	298,195	27,338,518
Teradata Corporation «†	599,579	26,465,417

		53,803,935

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Opportunity Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 5.03%
Altera Corporation		554,481	$23,792,780
ARM Holdings plc		1,149,883	18,848,388
Avago Technologies Limited		220,524	28,002,138
ON Semiconductor Corporation †		2,400,135	29,065,635

			99,708,941

Software: 7.57%
Autodesk Incorporated †		374,408	21,955,285
Check Point Software Technologies Limited †		344,616	28,248,174
Citrix Systems Incorporated †		461,176	29,455,311
Oracle Corporation		518,848	22,388,291
Red Hat Incorporated †		384,777	29,146,858
Salesforce.com Incorporated †		285,937	19,103,451

			150,297,370

Technology Hardware, Storage & Peripherals: 2.49%
Apple Incorporated		397,328	49,439,523

Materials: 6.66%

Chemicals: 3.76%
Cytec Industries Incorporated		490,078	26,483,815
Huntsman Corporation		1,070,427	23,731,367
Praxair Incorporated		202,525	24,452,869

			74,668,051

Containers & Packaging: 2.18%
Crown Holdings Incorporated †		455,523	24,607,352
Owens-Illinois Incorporated †		799,194	18,637,204

			43,244,556

Metals & Mining: 0.72%
Royal Gold Incorporated		224,682	14,179,681

Total Common Stocks (Cost $1,349,757,035)			1,941,277,939

	Yield
Short-Term Investments: 2.28%

Investment Companies: 2.28%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%	7,280,200	7,280,200
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10	38,085,949	38,085,949

Total Short-Term Investments (Cost $45,366,149)			45,366,149

Total investments in securities (Cost $1,395,123,184) *	100.12%	1,986,644,088
Other assets and liabilities, net	(0.12)	(2,469,299)

Total net assets	100.00%	$1,984,174,789

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Opportunity Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $1,402,366,486 and unrealized gains (losses) consists of:

Gross unrealized gains	$631,000,806
Gross unrealized losses	(46,723,204)

Net unrealized gains	$584,277,602

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Opportunity Fund	Statement of assets and liabilities—March 31, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $7,128,052 of securities loaned), at value (cost $1,349,757,035)	$1,941,277,939
In affiliated securities, at value (cost $45,366,149)	45,366,149

Total investments, at value (cost $1,395,123,184)	1,986,644,088
Receivable for investments sold	6,887,289
Receivable for Fund shares sold	150,615
Receivable for dividends	2,594,061
Receivable for securities lending income	3,640
Prepaid expenses and other assets	63,454

Total assets	1,996,343,147

Liabilities
Payable for investments purchased	1,511,797
Payable for Fund shares redeemed	1,083,715
Payable upon receipt of securities loaned	7,280,200
Advisory fee payable	1,016,666
Distribution fee payable	31,319
Administration fees payable	545,606
Accrued expenses and other liabilities	699,055

Total liabilities	12,168,358

Total net assets	$1,984,174,789

NET ASSETS CONSIST OF
Paid-in capital	$1,239,694,910
Undistributed net investment income	297,398
Accumulated net realized gains on investments	152,661,787
Net unrealized gains on investments	591,520,694

Total net assets	$1,984,174,789

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$455,871,579
Shares outstanding – Class A1	9,458,069
Net asset value per share – Class A	$48.20
Maximum offering price per share – Class A2	$51.14
Net assets – Class B	$5,270,470
Shares outstanding – Class B1	113,534
Net asset value per share – Class B	$46.42
Net assets – Class C	$43,652,817
Shares outstanding – Class C1	940,227
Net asset value per share – Class C	$46.43
Net assets – Administrator Class	$261,079,654
Shares outstanding – Administrator Class[1]	5,098,918
Net asset value per share – Administrator Class	$51.20
Net assets – Institutional Class	$23,223,236
Shares outstanding – Institutional Class[1]	447,756
Net asset value per share – Institutional Class	$51.87
Net assets – Investor Class	$1,195,077,033
Shares outstanding – Investor Class[1]	24,222,666
Net asset value per share – Investor Class	$49.34

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2015 (unaudited)	Wells Fargo Advantage Opportunity Fund	13

Investment income
Dividends (net of foreign withholding taxes of $127,067)	$12,290,994
Income from affiliated securities	20,716
Securities lending income, net	20,380

Total investment income	12,332,090

Expenses
Advisory fee	6,476,483
Administration fees
Fund level	483,817
Class A	579,443
Class B	7,375
Class C	55,896
Administrator Class	127,263
Institutional Class	9,770
Investor Class	1,859,070
Shareholder servicing fees
Class A	557,157
Class B	7,091
Class C	53,746
Administrator Class	317,939
Investor Class	1,451,471
Distribution fees
Class B	21,273
Class C	161,240
Custody and accounting fees	49,201
Professional fees	23,667
Registration fees	29,937
Shareholder report expenses	78,528
Trustees’ fees and expenses	1,081
Other fees and expenses	14,240

Total expenses	12,365,688
Less: Fee waivers and/or expense reimbursements	(461,573)

Net expenses	11,904,115

Net investment income	427,975

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	164,298,408
Net change in unrealized gains (losses) on investments	(3,471,101)

Net realized and unrealized gains (losses) on investments	160,827,307

Net increase in net assets resulting from operations	$161,255,282

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Opportunity Fund	Statement of changes in net assets

	Six months ended March 31, 2015 (unaudited)		Year ended September 30, 2014

Operations
Net investment income (loss)		$427,975		$(2,954,606)
Net realized gains on investments		164,298,408		205,518,589
Net change in unrealized gains (losses) on investments		(3,471,101)		54,060,891

Net increase in net assets resulting from operations		161,255,282		256,624,874

Distributions to shareholders from
Net realized gains
Class A		(46,799,012)		(27,911,632)
Class B		(617,936)		(558,187)
Class C		(4,663,792)		(2,837,875)
Administrator Class		(25,429,048)		(15,349,123)
Institutional Class		(2,498,291)		(975,990)
Investor Class		(119,041,800)		(69,491,598)

Total distributions to shareholders		(199,049,879)		(117,124,405)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	93,070	4,489,706	201,825	9,694,873
Class B	44	2,148	386	19,149
Class C	14,522	652,663	17,900	841,189
Administrator Class	93,004	4,850,202	178,209	9,063,496
Institutional Class	151,937	7,870,190	353,517	18,588,366
Investor Class	284,531	13,883,978	445,121	22,019,130

		31,748,887		60,226,203

Reinvestment of distributions
Class A	998,030	45,340,511	590,219	27,067,521
Class B	13,977	612,904	12,223	547,196
Class C	97,150	4,260,996	57,486	2,574,239
Administrator Class	497,170	23,978,499	297,637	14,369,886
Institutional Class	46,857	2,287,085	20,045	975,990
Investor Class	2,493,408	115,943,177	1,444,831	67,704,787

		192,423,172		113,239,619

Payment for shares redeemed
Class A	(568,389)	(27,141,426)	(1,183,365)	(57,478,700)
Class B	(31,807)	(1,491,769)	(80,536)	(3,797,215)
Class C	(64,200)	(2,968,727)	(137,010)	(6,485,555)
Administrator Class	(333,775)	(16,984,146)	(730,685)	(37,488,128)
Institutional Class	(306,406)	(15,623,359)	(105,359)	(5,489,013)
Investor Class	(1,229,147)	(60,274,424)	(2,334,126)	(115,474,402)

		(124,483,851)		(226,213,013)

Net increase (decrease) in net assets resulting from capital share transactions		99,688,208		(52,747,191)

Total increase in net assets		61,893,611		86,753,278

Net assets
Beginning of period		1,922,281,178		1,835,527,900

End of period		$1,984,174,789		$1,922,281,178

Undistributed (accumulated) net investment income (loss)		$297,398		$(130,577)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Opportunity Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$49.56	$46.23	$38.99	$32.08	$34.08	$28.81	$23.24
Net investment income (loss)	0.01	(0.07)	(0.04)	(0.03)	0.06 [2]	(0.03)[2]	0.07 [2]
Net realized and unrealized gains (losses) on investments	3.96	6.46	8.80	6.94	(2.06)	5.37	5.50

Total from investment operations	3.97	6.39	8.76	6.91	(2.00)	5.34	5.57
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.07)	0.00
Net realized gains	(5.33)	(3.06)	(1.52)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(5.33)	(3.06)	(1.52)	0.00	0.00	(0.07)	0.00
Net asset value, end of period	$48.20	$49.56	$46.23	$38.99	$32.08	$34.08	$28.81
Total return[3]	8.66%	14.35%	23.31%	21.54%	(5.87)%	18.55%	23.97%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.26%	1.26%	1.25%	1.27%	1.31%	1.35%
Net expenses	1.22%	1.22%	1.23%	1.25%	1.25%	1.29%	1.29%
Net investment income (loss)	0.05%	(0.13)%	(0.08)%	(0.08)%	0.15%	(0.11)%	0.28%
Supplemental data
Portfolio turnover rate	20%	32%	26%	41%	31%	42%	55%
Net assets, end of period (000s omitted)	$455,872	$442,840	$431,201	$399,828	$394,194	$22,437	$21,108

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30
CLASS B		2014	2013	2012	2011[1]
Net asset value, beginning of period	$48.09	$45.27	$38.49	$31.91	$33.61
Net investment loss	(0.17)[2]	(0.43)[2]	(0.35)[2]	(0.31)[2]	(0.01)
Net realized and unrealized gains (losses) on investments	3.83	6.31	8.65	6.89	(1.69)

Total from investment operations	3.66	5.88	8.30	6.58	(1.70)
Distributions to shareholders from
Net realized gains	(5.33)	(3.06)	(1.52)	0.00	0.00
Net asset value, end of period	$46.42	$48.09	$45.27	$38.49	$31.91
Total return[3]	8.26%	13.48%	22.39%	20.62%	(5.06)%
Ratios to average net assets (annualized)
Gross expenses	2.00%	2.01%	2.01%	2.00%	2.02%
Net expenses	1.97%	1.97%	1.98%	2.00%	2.00%
Net investment loss	(0.72)%	(0.90)%	(0.83)%	(0.83)%	(0.45)%
Supplemental data
Portfolio turnover rate	20%	32%	26%	41%	31%
Net assets, end of period (000s omitted)	$5,270	$6,316	$9,020	$11,743	$16,154

[1]	For the period from August 26, 2011 (commencement of class operations) to September 30, 2011

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Opportunity Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$48.10	$45.27	$38.49	$31.91	$34.15	$29.12	$23.66
Net investment loss	(0.16)[2]	(0.42)[2]	(0.35)[2]	(0.31)[2]	(0.18)[2]	(0.25)[2]	(0.17)[2]
Net realized and unrealized gains (losses) on investments	3.82	6.31	8.65	6.89	(2.06)	5.41	5.63

Total from investment operations	3.66	5.89	8.30	6.58	(2.24)	5.16	5.46
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.13)	0.00
Net realized gains	(5.33)	(3.06)	(1.52)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(5.33)	(3.06)	(1.52)	0.00	0.00	(0.13)	0.00
Net asset value, end of period	$46.43	$48.10	$45.27	$38.49	$31.91	$34.15	$29.12
Total return[3]	8.26%	13.48%	22.41%	20.62%	(6.56)%	17.76%	23.08%
Ratios to average net assets (annualized)
Gross expenses	2.00%	2.01%	2.01%	2.00%	2.02%	2.07%	2.08%
Net expenses	1.97%	1.97%	1.98%	2.00%	2.00%	2.04%	2.04%
Net investment loss	(0.70)%	(0.88)%	(0.83)%	(0.83)%	(0.50)%	(0.87)%	(0.63)%
Supplemental data
Portfolio turnover rate	20%	32%	26%	41%	31%	42%	55%
Net assets, end of period (000s omitted)	$43,653	$42,940	$43,209	$42,720	$45,096	$277	$150

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$52.27	$48.50	$40.74	$33.44	$35.44	$29.95	$24.10
Net investment income	0.03	0.08	0.06 [2]	0.09	0.07 [2]	0.04 [2]	0.13 [2]
Net realized and unrealized gains (losses) on investments	4.23	6.75	9.22	7.21	(2.07)	5.59	5.72

Total from investment operations	4.26	6.83	9.28	7.30	(2.00)	5.63	5.85
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.14)	0.00
Net realized gains	(5.33)	(3.06)	(1.52)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(5.33)	(3.06)	(1.52)	0.00	0.00	(0.14)	0.00
Net asset value, end of period	$51.20	$52.27	$48.50	$40.74	$33.44	$35.44	$29.95
Total return[3]	8.78%	14.60%	23.59%	21.83%	(5.64)%	18.84%	24.27%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.10%	1.10%	1.09%	1.09%	1.14%	1.17%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.03%	1.04%	1.04%
Net investment income	0.28%	0.09%	0.13%	0.17%	0.17%	0.13%	0.51%
Supplemental data
Portfolio turnover rate	20%	32%	26%	41%	31%	42%	55%
Net assets, end of period (000s omitted)	$261,080	$253,121	$247,230	$395,493	$360,968	$190,054	$124,175

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Opportunity Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$52.82	$48.86	$40.93	$33.52	$35.45	$33.36
Net investment income	0.13 [2]	0.19 [2]	0.17	0.21	0.24 [2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	4.25	6.83	9.28	7.20	(2.17)	2.07

Total from investment operations	4.38	7.02	9.45	7.41	(1.93)	2.09
Distributions to shareholders from
Net realized gains	(5.33)	(3.06)	(1.52)	0.00	0.00	0.00
Net asset value, end of period	$51.87	$52.82	$48.86	$40.93	$33.52	$35.45
Total return[3]	8.92%	14.89%	23.91%	22.11%	(5.44)%	6.26%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.83%	0.83%	0.82%	0.83%	0.81%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.78%	0.81%
Net investment income	0.50%	0.36%	0.41%	0.39%	0.61%	0.36%
Supplemental data
Portfolio turnover rate	20%	32%	26%	41%	31%	42%
Net assets, end of period (000s omitted)	$23,223	$29,335	$14,030	$10,804	$14,027	$11

[1]	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
INVESTOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$50.62	$47.19	$39.79	$32.76	$34.82	$29.44	$23.76
Net investment income (loss)	0.01	(0.10)	(0.08)	(0.07)	(0.07)	(0.05)[2]	0.05 [2]
Net realized and unrealized gains (losses) on investments	4.04	6.59	9.00	7.10	(1.99)	5.49	5.63

Total from investment operations	4.05	6.49	8.92	7.03	(2.06)	5.44	5.68
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.06)	0.00
Net realized gains	(5.33)	(3.06)	(1.52)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(5.33)	(3.06)	(1.52)	0.00	0.00	(0.06)	0.00
Net asset value, end of period	$49.34	$50.62	$47.19	$39.79	$32.76	$34.82	$29.44
Total return[3]	8.64%	14.27%	23.24%	21.46%	(5.92)%	18.48%	23.91%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.32%	1.32%	1.32%	1.32%	1.41%	1.46%
Net expenses	1.26%	1.28%	1.29%	1.32%	1.32%	1.35%	1.35%
Net investment income (loss)	0.01%	(0.19)%	(0.14)%	(0.15)%	(0.15)%	(0.17)%	0.21%
Supplemental data
Portfolio turnover rate	20%	32%	26%	41%	31%	42%	55%
Net assets, end of period (000s omitted)	$1,195,077	$1,147,730	$1,090,838	$1,006,114	$941,172	$1,115,250	$1,030,766

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Opportunity Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Opportunity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

22	Wells Fargo Advantage Opportunity Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Advantage Opportunity Fund	23

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$337,240,383	$0	$0	$337,240,383
Consumer staples	136,588,424	0	0	136,588,424
Energy	140,827,266	0	0	140,827,266
Financials	314,247,053	0	0	314,247,053
Health care	236,087,482	0	0	236,087,482
Industrials	201,952,919	0	0	201,952,919
Information technology	442,242,124	0	0	442,242,124
Materials	132,092,288	0	0	132,092,288

Short-term investments
Investment companies	38,085,949	7,280,200	0	45,366,149
Total assets	$1,979,363,888	$7,280,200	$0	$1,986,644,088

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2015, the advisory fee was equivalent to an annual rate of 0.67% of the Fund’s average daily net assets.

24	Wells Fargo Advantage Opportunity Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.22% for Class A shares, 1.97% for Class B shares, 1.97% for Class C shares, 1.00% for Administrator Class shares, 0.75% for Institutional Class shares, and 1.23% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to January 31, 2015, the Fund’s expenses were capped at 1.28% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2015, Funds Distributor received $4,333 from the sale of Class A shares and $37 and $12 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2015 were $385,729,951 and $447,962,695, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2015, the Fund paid $1,441 in commitment fees.

Notes to financial statements (unaudited)	Wells Fargo Advantage Opportunity Fund	25

For the six months ended March 31, 2015, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Opportunity Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Opportunity Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

28	Wells Fargo Advantage Opportunity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Opportunity Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232707 05-15 SA232/SAR232 03-15

Wells Fargo Advantage

Special Mid Cap Value Fund

Semi-Annual Report

March 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Special Mid Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

Entering 2015, volatility became a more influential factor in domestic equities markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Special Mid Cap Value Fund for the six-month period that ended March 31, 2015. Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

A strengthening U.S. economic recovery benefited U.S. equity investors.

U.S. stocks were boosted by positive data reflecting an economy continuing to strengthen. The last quarter of 2014 turned in a positive gross domestic product measurement. The 5.8% unemployment rate reported in November 2014 was down from 7.0% a year earlier. In 2015, initial jobless claims fell to 267,000 as of the week that ended January 24, 2015, the lowest level since 2000. The unemployment rate declined from 5.7% in January to 5.4% in March 2015. Meanwhile, U.S. companies continued to report strong earnings during the quarter, providing an additional catalyst for stocks.

The increased purchasing power of a stronger U.S. dollar and lower prices at the gasoline pump combined with improving economic growth to bolster consumer sentiment. The U.S. dollar gained 12% versus the euro in the first quarter of 2015 after gaining 27% from a year earlier. Oil prices fell below $50 a barrel during the first quarter of 2015. The Conference Board Consumer Confidence Index®, an assessment of consumers’ current and near-term attitudes about business activity, employment, and family income, ended the first quarter of 2015 at 101.4 in March, up from 98.8 in February. The increase in the index suggests an improving outlook among consumers who historically have been a driving force in economic growth.

The U.S. Federal Reserve (Fed) completed its quantitative easing (QE)-related bond-buying program in October 2014 but continued to hold short-term interest rates near zero throughout the period, a policy intended to support liquidity and lending in the economy. The Fed’s slower-than-expected approach to interest-rate hikes caused a sharp but temporary drop in the U.S. dollar in early 2015, which continued to gain strength during the quarter against the currencies of its major trading partners. While a strengthening dollar was good news for Americans traveling abroad last quarter, it added to investor angst because of the potentially adverse effects on the global profits of U.S. multinational corporations. In January, the benchmark 10-year Treasury note dropped below 2% for the first time since May 2013, with demand driving yields to as low as 1.68% that month before stabilizing to end the quarter just under 2%.

Entering 2015, volatility became a more influential factor in domestic equities markets. After losing ground in January, the major indexes had a strong February. March saw early losses, then solid gains, with the Russell Midcap® Index1 earning 3.95% for the quarter and 10.13% for the reporting period. By comparison, the S&P 500 Index2, a commonly referenced gauge of large-cap stock performance, earned 0.95% for the quarter and 5.93% for the six-month period that ended
March 31, 2015.

As the U.S. economic recovery gained strength, economies in some other global markets struggled. In response, central banks in Europe, Japan, and China took steps to spark business activity and economic growth. The European Central Bank

[1]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	3

reduced interest rates in June and September 2014 and announced a QE bond-buying program early in 2015. While Japan’s economy rebounded from recession in the final quarter of 2014, the Bank of Japan maintained accommodative monetary policies because growth was weaker than expected. The People’s Bank of China reduced interest rates in November 2014 and February 2015 in an effort to spark increased economic activity; however, government officials lowered their previous projections for economic growth. U.S. investors in international equity markets saw positive returns in local-currency terms turn lower after translation into U.S. dollars because the U.S. dollar strengthened substantially.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Special Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James M. Tringas, CFA, CPA

Bryant VanCronkhite, CFA, CPA

Average annual total returns1 (%) as of March 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFPAX)	7-31-2007	5.41	14.60	9.25	11.83	15.96	9.90	1.29	1.26
Class C (WFPCX)	7-31-2007	10.03	15.10	9.10	11.03	15.10	9.10	2.04	2.01
Class R6 (WFPRX)	6-28-2013	–	–	–	12.38	16.45	10.35	0.81	0.81
Administrator Class (WFMDX)	4-8-2005	–	–	–	12.04	16.11	10.04	1.13	1.13
Institutional Class (WFMIX)	4-8-2005	–	–	–	12.31	16.43	10.34	0.86	0.86
Investor Class (SMCDX)	12-31-1998	–	–	–	11.79	15.89	9.85	1.35	1.32
Russell Midcap® Value Index[4]	–	–	–	–	11.70	15.84	9.61	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	5

Ten largest holdings[5] (%) as of March 31, 2015
Brown & Brown Incorporated	2.93
Church & Dwight Company Incorporated	2.91
DST Systems Incorporated	2.90
Loews Corporation	2.87
Synopsys Incorporated	2.87
Macquarie Infrastructure Company LLC	2.82
EMCOR Group Incorporated	2.79
Republic Services Incorporated	2.69
Molson Coors Brewing Company	2.55
ProAssurance Corporation	2.50

Sector distribution[6] as of March 31, 2015

[1]	Historical performance shown for Class A, Administrator Class, and Institutional Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The Adviser has committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Class A, 2.00% for Class C, 0.82% for Class R6, 1.14% for Administrator Class, 0.87% for Institutional Class, and 1.31% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Special Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2014 to March 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2014	Ending account value 3-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,100.19	$6.55	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C
Actual	$1,000.00	$1,096.36	$10.45	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	2.00%
Class R6
Actual	$1,000.00	$1,102.64	$4.09	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$3.93	0.78%
Administrator Class
Actual	$1,000.00	$1,101.08	$5.76	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Institutional Class
Actual	$1,000.00	$1,102.54	$4.35	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18	0.83%
Investor Class
Actual	$1,000.00	$1,099.99	$6.86	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.59	1.31%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 93.41%

Consumer Discretionary: 7.78%

Diversified Consumer Services: 1.27%
Apollo Education Group Incorporated †	1,141,400	$21,595,288

Hotels, Restaurants & Leisure: 1.55%
The Wendy’s Company	2,424,100	26,422,690

Leisure Products: 1.22%
Vista Outdoor Incorporated †	483,500	20,703,470

Media: 1.98%
Tribune Media Company Class A	555,700	33,792,117

Specialty Retail: 1.76%
Advance Auto Parts Incorporated	108,400	16,226,396
Guess? Incorporated	734,825	13,660,397

		29,886,793

Consumer Staples: 8.15%

Beverages: 2.55%
Molson Coors Brewing Company	582,700	43,382,015

Food & Staples Retailing: 1.55%
Sysco Corporation	697,500	26,316,675

Food Products: 1.14%
TreeHouse Foods Incorporated †	227,500	19,342,050

Household Products: 2.91%
Church & Dwight Company Incorporated	580,500	49,586,310

Energy: 4.10%

Energy Equipment & Services: 2.18%
Ensco plc Class A	394,926	8,321,091
Frank’s International N.V. «	227,100	4,246,770
Patterson-UTI Energy Incorporated	814,700	15,295,993
Superior Energy Services Incorporated	415,300	9,277,802

		37,141,656

Oil, Gas & Consumable Fuels: 1.92%
Cimarex Energy Company	174,410	20,072,847
Southwestern Energy Company †	540,500	12,534,195

		32,607,042

Financials: 24.35%

Banks: 3.79%
PacWest Bancorp	678,007	31,791,748
Regions Financial Corporation	3,453,700	32,637,465

		64,429,213

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Shares	Value

Capital Markets: 1.91%
Northern Trust Corporation	465,900	$32,449,935

Consumer Finance: 1.85%
Ally Financial Incorporated †	1,501,361	31,498,554

Insurance: 14.26%
Allstate Corporation	347,600	24,738,692
Arch Capital Group Limited †	314,050	19,345,480
Brown & Brown Incorporated	1,505,800	49,857,038
FNF Group	1,116,300	41,035,188
Loews Corporation	1,195,000	48,791,850
ProAssurance Corporation	927,700	42,590,707
Validus Holdings Limited	388,269	16,346,125

		242,705,080

REITs: 2.54%
Hatteras Financial Corporation	1,469,700	26,689,752
Host Hotels & Resorts Incorporated	819,700	16,541,546

		43,231,298

Health Care: 8.22%

Health Care Equipment & Supplies: 0.47%
C.R. Bard Incorporated	47,200	7,898,920

Health Care Providers & Services: 7.75%
Centene Corporation †	328,200	23,200,458
Cigna Corporation	136,175	17,626,492
Patterson Companies Incorporated	516,500	25,200,035
Quest Diagnostics Incorporated	472,800	36,334,680
WellCare Health Plans Incorporated †	323,400	29,578,164

		131,939,829

Industrials: 17.47%

Air Freight & Logistics: 1.77%
Expeditors International of Washington Incorporated	625,300	30,126,954

Commercial Services & Supplies: 2.69%
Republic Services Incorporated	1,128,875	45,787,170

Construction & Engineering: 4.99%
EMCOR Group Incorporated	1,021,009	47,446,288
Jacobs Engineering Group Incorporated †	831,200	37,536,992

		84,983,280

Machinery: 2.06%
AGCO Corporation	296,800	14,139,552
Joy Global Incorporated	236,500	9,266,070
The Timken Company	278,700	11,744,418

		35,150,040

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2015 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	9

Security name	Shares	Value

Professional Services: 2.17%
Towers Watson & Company Class A	279,300	$36,919,271

Trading Companies & Distributors: 0.97%
W.W. Grainger Incorporated	69,800	16,459,538

Transportation Infrastructure: 2.82%
Macquarie Infrastructure Company LLC	582,806	47,959,106

Information Technology: 19.06%

Communications Equipment: 2.49%
ARRIS Group Incorporated †	320,500	9,260,848
Harris Corporation	419,800	33,063,448

		42,324,296

Electronic Equipment, Instruments & Components: 2.22%
Avnet Incorporated	620,500	27,612,250
Knowles Corporation «†	525,950	10,135,057

		37,747,307

IT Services: 8.21%
Broadridge Financial Solutions Incorporated	739,715	40,691,722
CoreLogic Incorporated †	628,600	22,170,722
DST Systems Incorporated	445,020	49,268,164
Teradata Corporation †	625,900	27,627,226

		139,757,834

Semiconductors & Semiconductor Equipment: 2.32%
Altera Corporation	542,000	23,257,220
Lam Research Corporation	231,100	16,231,309

		39,488,529

Software: 3.82%
Check Point Software Technologies Limited †	198,600	16,279,242
Synopsys Incorporated †	1,052,900	48,770,328

		65,049,570

Materials: 3.53%

Chemicals: 1.79%
FMC Corporation	532,800	30,502,800

Construction Materials: 1.74%
Eagle Materials Incorporated	353,700	29,555,169

Utilities: 0.75%

Multi-Utilities: 0.75%
Ameren Corporation	304,250	12,839,350

Total Common Stocks (Cost $1,356,663,816)		1,589,579,149

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments—March 31, 2015 (unaudited)

Security name	Yield	Shares	Value
Short-Term Investments: 6.26%

Investment Companies: 6.26%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.15%	10,409,950	$10,409,950
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10	96,105,214	96,105,214

Total Short-Term Investments (Cost $106,515,164)			106,515,164

Total investments in securities (Cost $1,463,178,980) *	99.67%	1,696,094,313
Other assets and liabilities, net	0.33	5,629,745

Total net assets	100.00%	$1,701,724,058

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $1,465,990,984 and unrealized gains (losses) consists of:

Gross unrealized gains	$272,640,832
Gross unrealized losses	(42,537,503)

Net unrealized gains	$230,103,329

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2015 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	11

Assets
Investments
In unaffiliated securities (including $10,147,460 of securities loaned), at value (cost $1,356,663,816)	$1,589,579,149
In affiliated securities, at value (cost $106,515,164)	106,515,164

Total investments, at value (cost $1,463,178,980)	1,696,094,313
Receivable for investments sold	12,491,026
Receivable for Fund shares sold	32,725,665
Receivable for dividends	6,127,821
Receivable for securities lending income	3,634
Prepaid expenses and other assets	172,888

Total assets	1,747,615,347

Liabilities
Payable for investments purchased	30,865,624
Payable for Fund shares redeemed	3,009,929
Payable upon receipt of securities loaned	10,409,950
Advisory fee payable	926,828
Distribution fee payable	27,521
Administration fees payable	377,832
Accrued expenses and other liabilities	273,605

Total liabilities	45,891,289

Total net assets	$1,701,724,058

NET ASSETS CONSIST OF
Paid-in capital	$1,419,447,183
Undistributed net investment income	5,326,310
Accumulated net realized gains on investments	44,035,232
Net unrealized gains on investments	232,915,333

Total net assets	$1,701,724,058

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$471,961,127
Shares outstanding – Class A1	14,440,805
Net asset value per share – Class A	$32.68
Maximum offering price per share – Class A2	$34.67
Net assets – Class C	$44,614,659
Shares outstanding – Class C1	1,402,720
Net asset value per share – Class C	$31.81
Net assets – Class R6	$47,520,389
Shares outstanding – Class R6[1]	1,419,383
Net asset value per share – Class R6	$33.48
Net assets – Administrator Class	$255,672,829
Shares outstanding – Administrator Class[1]	7,690,358
Net asset value per share – Administrator Class	$33.25
Net assets – Institutional Class	$312,700,402
Shares outstanding – Institutional Class[1]	9,339,800
Net asset value per share – Institutional Class	$33.48
Net assets – Investor Class	$569,254,652
Shares outstanding – Investor Class[1]	17,100,950
Net asset value per share – Investor Class	$33.29

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Special Mid Cap Value Fund	Statement of operations—six months ended March 31, 2015 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $9,125)	$17,484,960
Securities lending income, net	50,650
Income from affiliated securities	46,084

Total investment income	17,581,694

Expenses
Advisory fee	4,952,795
Administration fees
Fund level	366,601
Class A	528,380
Class C	47,194
Class R6	1,848
Administrator Class	109,182
Institutional Class	92,864
Investor Class	897,298
Shareholder servicing fees
Class A	508,058
Class C	45,379
Administrator Class	272,956
Investor Class	700,250
Distribution fee
Class C	136,137
Custody and accounting fees	37,765
Professional fees	22,533
Registration fees	76,108
Shareholder report expenses	42,016
Trustees’ fees and expenses	6,311
Other fees and expenses	11,879

Total expenses	8,855,554
Less: Fee waivers and/or expense reimbursements	(58,425)

Net expenses	8,797,129

Net investment income	8,784,565

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	63,107,334
Net change in unrealized gains (losses) on investments	80,101,306

Net realized and unrealized gains (losses) on investments	143,208,640

Net increase in net assets resulting from operations	$151,993,205

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Special Mid Cap Value Fund	13

	Six months ended March 31, 2015 (unaudited)		Year ended September 30, 2014

Operations
Net investment income		$8,784,565		$3,213,841
Net realized gains on investments		63,107,334		113,573,174
Net change in unrealized gains (losses) on investments		80,101,306		8,254,196

Net increase in net assets resulting from operations		151,993,205		125,041,211

Distributions to shareholders from
Net investment income
Class A		(2,404,466)		(153,521)
Class R6		(45,443)		(162)
Administrator Class		(922,301)		(401,318)
Institutional Class		(1,465,191)		(404,780)
Investor Class		(963,123)		(867,730)
Net realized gains
Class A		(36,145,688)		(3,308,750)
Class C		(3,059,339)		(1,219,837)
Class R6		(527,422)		(1,896)
Administrator Class		(17,119,649)		(8,600,693)
Institutional Class		(17,898,031)		(5,036,509)
Investor Class		(47,391,503)		(40,164,061)

Total distributions to shareholders		(127,942,156)		(60,159,257)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	11,348,371	359,926,780	2,877,231	92,744,955
Class C	473,169	14,959,672	471,148	14,868,700
Class R6	1,349,569	44,756,353	132,701	4,514,252
Administrator Class	3,495,581	114,389,847	3,236,966	106,014,219
Institutional Class	4,344,190	143,636,048	4,004,579	132,390,867
Investor Class	1,455,518	48,270,061	4,602,000	149,483,779

		725,938,761		500,016,772

Reinvestment of distributions
Class A	1,195,510	37,042,886	98,387	2,992,506
Class C	93,002	2,799,357	37,117	1,103,131
Class R6	18,058	572,865	66	2,058
Administrator Class	572,229	18,011,446	286,133	8,814,496
Institutional Class	542,244	17,199,534	175,401	5,441,063
Investor Class	1,519,579	47,828,295	1,317,664	40,576,456

		123,454,383		58,929,710

Payment for shares redeemed
Class A	(1,475,371)	(47,486,135)	(859,046)	(28,107,230)
Class C	(81,564)	(2,565,119)	(91,752)	(2,901,821)
Class R6	(68,445)	(2,274,570)	(13,437)	(451,461)
Administrator Class	(2,049,724)	(67,761,968)	(1,663,467)	(53,560,740)
Institutional Class	(788,686)	(26,069,927)	(1,075,224)	(34,962,383)
Investor Class	(2,615,689)	(86,482,790)	(7,561,660)	(243,590,617)

		(232,640,509)		(363,574,252)

Net increase in net assets resulting from capital share transactions		616,752,635		195,372,230

Total increase in net assets		640,803,684		260,254,184

Net assets
Beginning of period		1,060,920,374		800,666,190

End of period		$1,701,724,058		$1,060,920,374

Undistributed net investment income		$5,326,310		$2,342,269

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$32.68	$30.36	$22.83	$17.84	$18.60	$15.98	$13.90
Net investment income	0.16 [2]	0.12 [2]	0.15 [2]	0.08 [2]	0.03	0.30	0.13 [2]
Net realized and unrealized gains (losses) on investments	2.93	4.47	7.60	4.94	(0.52)	2.49	2.14

Total from investment operations	3.09	4.59	7.75	5.02	(0.49)	2.79	2.27
Distributions to shareholders from
Net investment income	(0.18)	(0.09)	(0.22)	(0.03)	(0.27)	(0.17)	(0.19)
Net realized gains	(2.91)	(2.18)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(3.09)	(2.27)	(0.22)	(0.03)	(0.27)	(0.17)	(0.19)
Net asset value, end of period	$32.68	$32.68	$30.36	$22.83	$17.84	$18.60	$15.98
Total return[3]	10.02%	15.70%	34.23%	28.18%	(2.82)%	17.55%	16.67%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.28%	1.29%	1.30%	1.29%	1.35%	1.35%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.23%
Net investment income	1.22%	0.38%	0.54%	0.38%	0.14%	1.80%	0.94%
Supplemental data
Portfolio turnover rate	36%	58%	87%	87%	78%	84%	106%
Net assets, end of period (000s omitted)	$471,961	$110,219	$38,119	$9,545	$9,850	$10,497	$7,738

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$31.82	$29.73	$22.38	$17.60	$18.40	$15.85	$13.83
Net investment income (loss)	0.11	(0.04)	(0.07)[2]	(0.03)	(0.13)	0.24	0.02 [2]
Net realized and unrealized gains (losses) on investments	2.79	4.31	7.49	4.81	(0.49)	2.41	2.14

Total from investment operations	2.90	4.27	7.42	4.78	(0.62)	2.65	2.16
Distributions to shareholders from
Net investment income	0.00	0.00	(0.07)	0.00	(0.18)	(0.10)	(0.14)
Net realized gains	(2.91)	(2.18)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(2.91)	(2.18)	(0.07)	0.00	(0.18)	(0.10)	(0.14)
Net asset value, end of period	$31.81	$31.82	$29.73	$22.38	$17.60	$18.40	$15.85
Total return[3]	9.64%	14.86%	33.23%	27.16%	(3.52)%	16.76%	15.81%
Ratios to average net assets (annualized)
Gross expenses	2.01%	2.03%	2.04%	2.06%	2.04%	2.09%	2.11%
Net expenses	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	1.98%
Net investment income (loss)	0.43%	(0.38)%	(0.25)%	(0.35)%	(0.60)%	1.64%	0.11%
Supplemental data
Portfolio turnover rate	36%	58%	87%	87%	78%	84%	106%
Net assets, end of period (000s omitted)	$44,615	$29,217	$14,913	$2,770	$1,714	$1,604	$707

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30
CLASS R6		2014	2013[1]
Net asset value, beginning of period	$33.39	$30.90	$28.69
Net investment income	0.32 [2]	0.41 [2]	0.06 [2]
Net realized and unrealized gains (losses) on investments	2.91	4.43	2.15

Total from investment operations	3.23	4.84	2.21
Distributions to shareholders from
Net investment income	(0.23)	(0.17)	0.00
Net realized gains	(2.91)	(2.18)	0.00

Total distributions to shareholders	(3.14)	(2.35)	0.00
Net asset value, end of period	$33.48	$33.39	$30.90
Total return[3]	10.26%	16.29%	7.70%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.80%	0.81%
Net expenses	0.78%	0.80%	0.81%
Net investment income	1.93%	1.22%	0.73%
Supplemental data
Portfolio turnover rate	36%	58%	87%
Net assets, end of period (000s omitted)	$47,520	$4,013	$27

[1]	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$33.14	$30.71	$23.09	$18.04	$18.80	$16.14	$13.99
Net investment income	0.19	0.15	0.20 [2]	0.11 [2]	0.06 [2]	0.31	0.17 [2]
Net realized and unrealized gains (losses) on investments	2.97	4.55	7.67	4.99	(0.54)	2.53	2.15

Total from investment operations	3.16	4.70	7.87	5.10	(0.48)	2.84	2.32
Distributions to shareholders from
Net investment income	(0.14)	(0.09)	(0.25)	(0.05)	(0.28)	(0.18)	(0.17)
Net realized gains	(2.91)	(2.18)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(3.05)	(2.27)	(0.25)	(0.05)	(0.28)	(0.18)	(0.17)
Net asset value, end of period	$33.25	$33.14	$30.71	$23.09	$18.04	$18.80	$16.14
Total return[3]	10.11%	15.89%	34.41%	28.30%	(2.72)%	17.66%	16.83%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.12%	1.13%	1.14%	1.13%	1.17%	1.19%
Net expenses	1.10%	1.12%	1.13%	1.13%	1.13%	1.14%	1.11%
Net investment income	1.27%	0.48%	0.71%	0.50%	0.26%	1.65%	1.21%
Supplemental data
Portfolio turnover rate	36%	58%	87%	87%	78%	84%	106%
Net assets, end of period (000s omitted)	$255,673	$187,968	$117,087	$61,596	$62,122	$75,775	$95,005

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$33.38	$30.91	$23.15	$18.10	$18.86	$16.19	$14.05
Net investment income	0.23	0.24	0.20 [2]	0.16	0.10	0.33	0.21 [2]
Net realized and unrealized gains (losses) on investments	3.00	4.57	7.81	5.01	(0.52)	2.56	2.14

Total from investment operations	3.23	4.81	8.01	5.17	(0.42)	2.89	2.35
Distributions to shareholders from
Net investment income	(0.22)	(0.16)	(0.25)	(0.12)	(0.34)	(0.22)	(0.21)
Net realized gains	(2.91)	(2.18)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(3.13)	(2.34)	(0.25)	(0.12)	(0.34)	(0.22)	(0.21)
Net asset value, end of period	$33.48	$33.38	$30.91	$23.15	$18.10	$18.86	$16.19
Total return[3]	10.25%	16.17%	34.90%	28.65%	(2.46)%	17.97%	17.04%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.85%	0.85%	0.87%	0.86%	0.91%	0.92%
Net expenses	0.83%	0.85%	0.85%	0.87%	0.86%	0.89%	0.85%
Net investment income	1.66%	0.81%	0.72%	0.76%	0.52%	2.02%	1.46%
Supplemental data
Portfolio turnover rate	36%	58%	87%	87%	78%	84%	106%
Net assets, end of period (000s omitted)	$312,700	$174,989	$66,056	$125,623	$104,360	$129,945	$131,036

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Mid Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2015 (unaudited)	Year ended September 30					Year ended October 31, 2009
INVESTOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$33.12	$30.70	$23.08	$18.04	$18.80	$16.13	$13.97
Net investment income	0.16	0.08	0.15	0.07 [2]	0.02	0.28	0.14 [2]
Net realized and unrealized gains (losses) on investments	2.98	4.56	7.67	4.99	(0.53)	2.54	2.14

Total from investment operations	3.14	4.64	7.82	5.06	(0.51)	2.82	2.28
Distributions to shareholders from
Net investment income	(0.06)	(0.04)	(0.20)	(0.02)	(0.25)	(0.15)	(0.12)
Net realized gains	(2.91)	(2.18)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(2.97)	(2.22)	(0.20)	(0.02)	(0.25)	(0.15)	(0.12)
Net asset value, end of period	$33.29	$33.12	$30.70	$23.08	$18.04	$18.80	$16.13
Total return[3]	10.00%	15.67%	34.14%	28.04%	(2.88)%	17.53%	16.55%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.34%	1.35%	1.37%	1.36%	1.44%	1.48%
Net expenses	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
Net investment income	1.00%	0.24%	0.53%	0.32%	0.08%	1.57%	1.02%
Supplemental data
Portfolio turnover rate	36%	58%	87%	87%	78%	84%	106%
Net assets, end of period (000s omitted)	$569,255	$554,514	$564,465	$315,791	$336,239	$384,509	$362,184

[1]	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Special Mid Cap Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Special Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

Notes to financial statements (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	21

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $200,313 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	Wells Fargo Advantage Special Mid Cap Value Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$132,400,358	$0	$0	$132,400,358
Consumer staples	138,627,050	0	0	138,627,050
Energy	69,748,698	0	0	69,748,698
Financials	414,314,080	0	0	414,314,080
Health care	139,838,749	0	0	139,838,749
Industrials	297,385,359	0	0	297,385,359
Information technology	324,367,536	0	0	324,367,536
Materials	60,057,969	0	0	60,057,969
Utilities	12,839,350	0	0	12,839,350

Short-term investments
Investment companies	96,105,214	10,409,950	0	106,515,164
Total assets	$1,685,684,363	$10,409,950	$0	$1,696,094,313

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2015, the advisory fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Notes to financial statements (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	23

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.25% for Class A shares, 2.00% for Class C shares, 0.82% for Class R6 shares, 1.14% for Administrator Class shares, 0.87% for Institutional Class shares, and 1.31% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2015, Funds Distributor received $16,045 from the sale of Class A shares and $266 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2015 were $950,611,666 and $492,571,666, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2015, the Fund paid $867 in commitment fees.

For the six months ended March 31, 2015, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Special Mid Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

26	Wells Fargo Advantage Special Mid Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Special Mid Cap Value Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish Depositary Receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232708 05-15 SA234/SAR234 03-15

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	May 26, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	May 26, 2015

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	May 26, 2015